UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23148

Guardian Variable Products Trust

(Exact name of registrant as specified in charter)

10 Hudson Yards New York, N.Y. 10001

(Address of principal executive offices) (Zip code)

Gordon Dinsmore

President

Guardian Variable Products Trust

10 Hudson Yards

New York, N.Y. 10001

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-598-8000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2019

Item 1.	Reports to Stockholders.

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian Large Cap Fundamental Growth VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Fundamental Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $243,215,594

Sector Allocation[1] As of June 30, 2019

Top Ten Holdings[2] As of June 30, 2019

Holding	% of Total Net Assets
Amazon.com, Inc.	6.49%
Facebook, Inc., Class A	5.30%
Microsoft Corp.	4.85%
Visa, Inc., Class A	4.43%
UnitedHealth Group, Inc.	3.08%
Adobe, Inc.	2.96%
Alphabet, Inc., Class C	2.75%
The Walt Disney Co.	2.72%
Zoetis, Inc.	2.47%
Thermo Fisher Scientific, Inc.	2.36%
Total	37.41%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$1,000.00	$1,219.80	$5.50	1.00%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Common Stocks – 97.7%

Air Freight & Logistics – 2.3%

CH Robinson Worldwide, Inc.	17,850	$1,505,647

United Parcel Service, Inc., Class B	39,740	4,103,950

		5,609,597
Beverages – 3.2%

Anheuser-Busch InBev S.A., ADR	53,070	4,697,225

The Coca-Cola Co.	61,940	3,153,985

		7,851,210
Biotechnology – 2.9%

Alexion Pharmaceuticals, Inc.(1)	33,290	4,360,324

BioMarin Pharmaceutical, Inc.(1)	31,970	2,738,231

		7,098,555
Capital Markets – 3.3%

BlackRock, Inc.	8,170	3,834,181

The Charles Schwab Corp.	106,410	4,276,618

		8,110,799
Chemicals – 3.7%

Ecolab, Inc.	24,440	4,825,434

Linde PLC	20,960	4,208,768

		9,034,202
Consumer Finance – 1.8%

American Express Co.	34,730	4,287,071

		4,287,071
Entertainment – 2.7%

The Walt Disney Co.	47,390	6,617,540

		6,617,540
Equity Real Estate Investment – 1.9%

Equinix, Inc. REIT	9,340	4,710,069

		4,710,069
Food & Staples Retailing – 1.8%

Costco Wholesale Corp.	16,780	4,434,283

		4,434,283
Food Products – 1.0%

McCormick & Co., Inc.	15,813	2,451,173

		2,451,173
Health Care Providers & Services – 3.1%

UnitedHealth Group, Inc.	30,670	7,483,787

		7,483,787
Hotels, Restaurants & Leisure – 1.5%

Chipotle Mexican Grill, Inc.(1)	4,980	3,649,742

		3,649,742
Industrial Conglomerates – 2.2%

Honeywell International, Inc.	30,570	5,337,216

		5,337,216
Interactive Media & Services – 9.2%

Alphabet, Inc., Class A(1)	2,466	2,670,185

Alphabet, Inc., Class C(1)	6,182	6,682,185

Facebook, Inc., Class A(1)	66,810	12,894,330

		22,246,700

June 30, 2019 (unaudited)	Shares	Value
Internet & Direct Marketing Retail – 9.2%

Alibaba Group Holding Ltd., ADR(1)	23,780	$4,029,521

Amazon.com, Inc.(1)	8,332	15,777,725

GrubHub, Inc.(1)	34,130	2,661,799

		22,469,045
IT Services – 7.0%

Akamai Technologies, Inc.(1)	62,490	5,007,948

PayPal Holdings, Inc.(1)	10,560	1,208,698

Visa, Inc., Class A	62,040	10,767,042

		16,983,688
Life Sciences Tools & Services – 2.4%

Thermo Fisher Scientific, Inc.	19,540	5,738,507

		5,738,507
Machinery – 1.2%

Caterpillar, Inc.	20,830	2,838,921

		2,838,921
Media – 2.0%

Comcast Corp., Class A	114,540	4,842,751

		4,842,751
Oil, Gas & Consumable Fuels – 1.3%

Pioneer Natural Resources Co.	21,195	3,261,063

		3,261,063
Pharmaceuticals – 4.2%

Johnson & Johnson	30,020	4,181,186

Zoetis, Inc.	53,040	6,019,509

		10,200,695
Professional Services – 1.7%

IHS Markit Ltd.(1)	64,487	4,109,112

		4,109,112
Road & Rail – 1.1%

Uber Technologies, Inc.(1)	56,190	2,606,092

		2,606,092
Semiconductors & Semiconductor Equipment – 4.6%

NVIDIA Corp.	16,450	2,701,584

QUALCOMM, Inc.	58,640	4,460,745

Texas Instruments, Inc.	35,240	4,044,142

		11,206,471
Software – 15.1%

Adobe, Inc.(1)	24,430	7,198,300

Microsoft Corp.	88,110	11,803,216

Nutanix, Inc., Class A(1)	69,610	1,805,683

Oracle Corp.	94,800	5,400,756

Palo Alto Networks, Inc.(1)	17,940	3,655,454

Splunk, Inc.(1)	30,615	3,849,836

VMware, Inc., Class A	17,500	2,926,175

		36,639,420
Specialty Retail – 3.5%

Advance Auto Parts, Inc.	24,010	3,700,901

The Home Depot, Inc.	22,840	4,750,035

		8,450,936

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 2.1%

Apple, Inc.	25,900	$5,126,128

		5,126,128
Trading Companies & Distributors – 1.7%

WW Grainger, Inc.	15,840	4,248,763

		4,248,763

Total Common Stocks (Cost $201,377,666)		237,643,536

	Principal Amount	Value
Short–Term Investment – 1.9%

Repurchase Agreements – 1.9%

Fixed Income Clearing Corp., 0.50%, dated 6/28/2019, proceeds at maturity value of $4,582,191, due 7/1/2019(2)	$4,582,000	4,582,000

Total Repurchase Agreements (Cost $4,582,000)		4,582,000

Total Investments – 99.6% (Cost $205,959,666)		242,225,536

Assets in excess of other liabilities – 0.4%		990,058

Total Net Assets – 100.0%		$243,215,594

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	8/15/2021	$4,535,000	$4,674,161

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$237,643,536	$—	$—	$237,643,536
Repurchase Agreements	—	4,582,000	—	4,582,000
Total	$237,643,536	$4,582,000	$—	$242,225,536

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$242,225,536

Cash	890

Receivable for investments sold	1,528,547

Dividends/interest receivable	41,291

Foreign tax reclaims receivable	30,639

Reimbursement receivable from adviser	440

Prepaid expenses	5,774

Total Assets	243,833,117

Liabilities

Payable for investments purchased	254,308

Payable for fund shares redeemed	149,123

Investment advisory fees payable	115,731

Distribution fees payable	48,957

Accrued audit fees	14,680

Accrued custodian and accounting fees	7,505

Accrued trustees’ and officers’ fees	4,602

Accrued expenses and other liabilities	22,617

Total Liabilities	617,523

Total Net Assets	$243,215,594

Net Assets Consist of:

Paid-in capital	$193,298,790

Distributable earnings	49,916,804

Total Net Assets	$243,215,594

Investments, at Cost	$205,959,666

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	15,942,954

Net Asset Value Per Share	$15.26

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Dividends	$1,189,984

Interest	14,289

Withholding taxes on foreign dividends	(7,901)

Total Investment Income	1,196,372

Expenses

Investment advisory fees	716,433

Distribution fees	303,350

Trustees’ and officers’ fees	57,605

Professional fees	33,312

Administrative fees	23,535

Custodian and accounting fees	21,227

Shareholder reports	20,888

Transfer agent fees	10,152

Other expenses	15,507

Total Expenses	1,202,009

Net expenses before Adviser recoupment	1,202,009

Expenses recouped by Adviser	11,391

Total Expenses, Net	1,213,400

Net Investment Income/(Loss)	(17,028)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	5,171,373

Net change in unrealized appreciation/(depreciation) on investments	42,999,732

Net Gain on Investments	48,171,105

Net Increase in Net Assets Resulting from Operations	$48,154,077

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$(17,028)	$490,568

Net realized gain/(loss) from investments	5,171,373	6,619,884

Net change in unrealized appreciation/(depreciation) on investments	42,999,732	(8,867,885)

Net Increase/(Decrease) in Net Assets Resulting from Operations	48,154,077	(1,757,433)

Capital Share Transactions

Proceeds from sales of shares	89,906	246,910,584

Cost of shares redeemed	(28,292,639)	(33,834,722)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(28,202,733)	213,075,862

Net Increase in Net Assets	19,951,344	211,318,429

Net Assets

Beginning of period	223,264,250	11,945,821

End of period	$243,215,594	$223,264,250

Other Information:

Shares

Sold	6,616	19,371,482

Redeemed	(1,907,306)	(2,465,268)

Net Increase/(Decrease)	(1,900,690)	16,906,214

6	The accompanying notes are an integral part of these financial statements.

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7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$12.51	$(0.00	)(4)	$2.75	$2.75	$15.26	21.98%	(5)

Year Ended 12/31/18	12.74	0.03		(0.26)	(0.23)	12.51	(1.81)%

Year Ended 12/31/17	10.19	0.01		2.54	2.55	12.74	25.02%

Period Ended 12/31/16(7)	10.00	0.01		0.18	0.19	10.19	1.90%	(5)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$243,216	1.00%	(5)	0.99%	(5)	(0.01)%	(5)	(0.00)%	(5),(6)	11%	(5)

223,264	1.00%		1.02%		0.26%		0.24%		33%

11,946	1.00%		1.95%		0.09%		(0.86)%		51%

9,778	1.00%	(5)	3.08%	(5)	0.26%	(5)	(1.82)%	(5)	4%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers, expense limitations, and recoupments.

(4)	Rounds to $(0.00) per share.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(6)	Rounds to (0.00)%.

(7)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Large Cap Fundamental Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2019, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.00%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 will not be subject to Park Avenue’s recoupment rights. During the six months ended June 30, 2019, Park Avenue recouped previously waived or reimbursed expenses in the amount of $11,391. The amount available for potential future recoupment by Park Avenue from the Fund under the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$227,607	$47,223	$146,810	$33,574

Park Avenue has entered into a Sub-Advisory Agreement with ClearBridge Investments LLC (“ClearBridge”). ClearBridge is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $303,350 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $26,947,354 and $56,664,688, respectively, for the six months ended June 30, 2019. During the six months ended June 30, 2019, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP FUNDAMENTAL GROWTH VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

(v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and benchmark index and performance since inception was

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

higher than the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded

entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8175

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian Large Cap Disciplined Growth VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $195,286,954

Sector Allocation[1] As of June 30, 2019

Top Ten Holdings[2] As of June 30, 2019

Holding	% of Total Net Assets
Microsoft Corp.	6.28%
Amazon.com, Inc.	6.04%
Apple, Inc.	5.32%
Alphabet, Inc., Class A	4.35%
MasterCard, Inc., Class A	3.05%
Facebook, Inc., Class A	2.59%
UnitedHealth Group, Inc.	2.39%
salesforce.com, Inc.	1.97%
NIKE, Inc., Class B	1.95%
Alphabet, Inc., Class C	1.80%
Total	35.74%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$1,000.00	$1,238.80	$4.83	0.87%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.48	$4.36	0.87%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Common Stocks – 99.8%

Aerospace & Defense – 1.3%

Raytheon Co.	14,254	$2,478,486

		2,478,486

Banks – 0.6%

SVB Financial Group(1)	4,889	1,098,021

		1,098,021

Beverages – 2.5%

Constellation Brands, Inc., Class A	13,826	2,722,893

Monster Beverage Corp.(1)	34,398	2,195,624

		4,918,517

Biotechnology – 2.2%

Neurocrine Biosciences, Inc.(1)	17,239	1,455,489

Seattle Genetics, Inc.(1)	17,261	1,194,634

Vertex Pharmaceuticals, Inc.(1)	8,758	1,606,042

		4,256,165

Building Products – 1.2%

Fortune Brands Home & Security, Inc.	41,258	2,357,070

		2,357,070

Capital Markets – 1.6%

BlackRock, Inc.	2,609	1,224,404

Intercontinental Exchange, Inc.	21,977	1,888,703

		3,113,107

Chemicals – 1.7%

PPG Industries, Inc.	19,253	2,247,017

The Sherwin-Williams Co.	2,468	1,131,060

		3,378,077

Commercial Services & Supplies – 0.8%

Copart, Inc.(1)	20,734	1,549,659

		1,549,659

Consumer Finance – 0.8%

Capital One Financial Corp.	16,552	1,501,928

		1,501,928

Diversified Telecommunication Services – 1.3%

Verizon Communications, Inc.	43,119	2,463,388

		2,463,388

Electrical Equipment – 1.7%

AMETEK, Inc.	21,717	1,972,772

Eaton Corp. PLC	16,219	1,350,719

		3,323,491

Electronic Equipment, Instruments & Components – 0.9%

CDW Corp.	16,465	1,827,615

		1,827,615

Entertainment – 3.8%

Activision Blizzard, Inc.	39,195	1,850,004

Electronic Arts, Inc.(1)	11,089	1,122,872

Netflix, Inc.(1)	5,892	2,164,250

June 30, 2019 (unaudited)	Shares	Value

Entertainment (continued)

The Walt Disney Co.	16,161	$2,256,722

		7,393,848

Equity Real Estate Investment – 1.2%

American Tower Corp. REIT	11,817	2,415,986

		2,415,986

Food & Staples Retailing – 1.7%

Costco Wholesale Corp.	12,777	3,376,450

		3,376,450

Health Care Equipment & Supplies – 4.7%

Baxter International, Inc.	36,695	3,005,320

Boston Scientific Corp.(1)	54,464	2,340,863

Edwards Lifesciences Corp.(1)	9,979	1,843,520

Teleflex, Inc.	5,984	1,981,602

		9,171,305

Health Care Providers & Services – 2.4%

UnitedHealth Group, Inc.	19,165	4,676,452

		4,676,452

Hotels, Restaurants & Leisure – 1.3%

Hilton Worldwide Holdings, Inc.	25,181	2,461,191

		2,461,191

Household Products – 1.4%

Colgate-Palmolive Co.	37,538	2,690,348

		2,690,348

Insurance – 0.8%

The Allstate Corp.	16,068	1,633,955

		1,633,955

Interactive Media & Services – 8.7%

Alphabet, Inc., Class A(1)	7,839	8,488,069

Alphabet, Inc., Class C(1)	3,251	3,514,039

Facebook, Inc., Class A(1)	26,245	5,065,285

		17,067,393

Internet & Direct Marketing Retail – 7.6%

Amazon.com, Inc.(1)	6,227	11,791,634

Booking Holdings, Inc.(1)	993	1,861,587

Wayfair, Inc., Class A(1)	8,187	1,195,302

		14,848,523

IT Services – 10.4%

EPAM Systems, Inc.(1)	9,526	1,648,950

FleetCor Technologies, Inc.(1)	12,182	3,421,315

Global Payments, Inc.	19,908	3,187,868

GoDaddy, Inc., Class A(1)	41,671	2,923,221

MasterCard, Inc., Class A	22,488	5,948,750

PayPal Holdings, Inc.(1)	28,528	3,265,315

		20,395,419

Life Sciences Tools & Services – 1.6%

Thermo Fisher Scientific, Inc.	10,587	3,109,190

		3,109,190

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2019 (unaudited)	Shares	Value

Machinery – 3.6%

Illinois Tool Works, Inc.	14,881	$2,244,204

Nordson Corp.	13,619	1,924,501

Snap-on, Inc.	8,869	1,469,061

The Middleby Corp.(1)	10,090	1,369,213

		7,006,979

Oil, Gas & Consumable Fuels – 0.5%

Continental Resources, Inc.(1)	25,493	1,073,000

		1,073,000

Pharmaceuticals – 0.8%

Allergan PLC	9,415	1,576,353

		1,576,353

Professional Services – 1.4%

Equifax, Inc.	8,794	1,189,301

IHS Markit Ltd.(1)	23,173	1,476,583

		2,665,884

Road & Rail – 1.3%

Norfolk Southern Corp.	8,856	1,765,266

Uber Technologies, Inc.(1)	15,049	697,973

		2,463,239

Semiconductors & Semiconductor Equipment – 3.3%

Advanced Micro Devices, Inc.(1)	71,883	2,183,087

Marvell Technology Group Ltd.	65,638	1,566,779

Micron Technology, Inc.(1)	38,962	1,503,544

ON Semiconductor Corp.(1)	57,368	1,159,407

		6,412,817

Software – 15.1%

Adobe, Inc.(1)	10,980	3,235,257

DocuSign, Inc.(1)	26,076	1,296,238

Guidewire Software, Inc.(1)	20,590	2,087,414

Microsoft Corp.	91,640	12,276,094

salesforce.com, Inc.(1)	25,340	3,844,838

ServiceNow, Inc.(1)	9,093	2,496,665

SS&C Technologies Holdings, Inc.	38,963	2,244,659

Workday, Inc., Class A(1)	9,438	1,940,264

		29,421,429

June 30, 2019 (unaudited)	Shares	Value

Specialty Retail – 1.3%

The TJX Cos., Inc.	48,712	$2,575,891

		2,575,891

Technology Hardware, Storage & Peripherals – 6.1%

Apple, Inc.	52,472	10,385,258

NetApp, Inc.	24,836	1,532,381

		11,917,639

Textiles, Apparel & Luxury Goods – 4.2%

NIKE, Inc., Class B	45,344	3,806,629

Under Armour, Inc., Class C(1)	91,928	2,040,801

VF Corp.	26,699	2,332,158

		8,179,588

Total Common Stocks (Cost $161,110,340)		194,798,403

	Principal Amount	Value
Short–Term Investment – 0.3%

Repurchase Agreements – 0.3%

Fixed Income Clearing Corp., 0.50%, dated 6/28/2019, proceeds at maturity value of $603,025, due 7/1/2019(2)	$603,000	603,000

Total Repurchase Agreements (Cost $603,000)		603,000

Total Investments – 100.1% (Cost $161,713,340)		195,401,403

Liabilities in excess of other assets – (0.1)%		(114,449)

Total Net Assets – 100.0%		$195,286,954

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	8/15/2021	$600,000	$618,412

Legend:

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$194,798,403	$—	$—	$194,798,403
Repurchase Agreements	—	603,000	—	603,000
Total	$194,798,403	$603,000	$—	$195,401,403

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$195,401,403

Cash	229

Receivable for investments sold	936,219

Dividends/interest receivable	54,466

Reimbursement receivable from adviser	25,151

Prepaid expenses	4,864

Total Assets	196,422,332

Liabilities

Payable for investments purchased	887,995

Investment advisory fees payable	94,729

Payable for fund shares redeemed	68,441

Distribution fees payable	39,745

Accrued audit fees	14,680

Accrued custodian and accounting fees	8,856

Accrued trustees’ and officers’ fees	5,259

Accrued expenses and other liabilities	15,673

Total Liabilities	1,135,378

Total Net Assets	$195,286,954

Net Assets Consist of:

Paid-in capital	$151,471,285

Distributable earnings	43,815,669

Total Net Assets	$195,286,954

Investments, at Cost	$161,713,340

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	12,589,260

Net Asset Value Per Share	$15.51

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Dividends	$835,542

Interest	4,478

Total Investment Income	840,020

Expenses

Investment advisory fees	582,409

Distribution fees	244,568

Trustees’ and officers’ fees	47,734

Professional fees	29,648

Administrative fees	23,535

Custodian and accounting fees	22,668

Shareholder reports	19,802

Transfer agent fees	9,011

Other expenses	12,946

Total Expenses	992,321

Less: Fees waived	(141,226)

Total Expenses, Net	851,095

Net Investment Income/(Loss)	(11,075)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	3,988,899

Net change in unrealized appreciation/(depreciation) on investments	37,785,919

Net Gain on Investments	41,774,818

Net Increase in Net Assets Resulting from Operations	$41,763,743

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$(11,075)	$(78,248)

Net realized gain/(loss) from investments	3,988,899	4,802,346

Net change in unrealized appreciation/(depreciation) on investments	37,785,919	(5,628,435)

Net Increase/(Decrease) in Net Assets Resulting from Operations	41,763,743	(904,337)

Capital Share Transactions

Proceeds from sales of shares	159,112	215,934,389

Cost of shares redeemed	(27,780,124)	(42,406,621)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(27,621,012)	173,527,768

Net Increase in Net Assets	14,142,731	172,623,431

Net Assets

Beginning of period	181,144,223	8,520,792

End of period	$195,286,954	$181,144,223

Other Information:

Shares

Sold	10,970	16,846,940

Redeemed	(1,891,550)	(3,049,778)

Net Increase/(Decrease)	(1,880,580)	13,797,162

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$12.52	$(0.00	)(4)	$2.99	$2.99	$15.51	23.88%	(5)

Year Ended 12/31/18	12.67	(0.01)		(0.14)	(0.15)	12.52	(1.18)%

Year Ended 12/31/17	9.85	0.03		2.79	2.82	12.67	28.63%

Period Ended 12/31/16(6)	10.00	0.01		(0.16)	(0.15)	9.85	(1.50)%	(5)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$195,287	0.87%	(5)	1.01%	(5)	(0.01)%	(5)	(0.15)%	(5)	10%	(5)

181,144	0.87%		1.04%		(0.05)%		(0.22)%		47%

8,521	1.00%		2.08%		0.27%		(0.81)%		77%

8,165	1.00%	(5)	3.16%	(5)	0.39%	(5)	(1.77)%	(5)	42%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Rounds to $(0.00) per share.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(6)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Large Cap Disciplined Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to maximize long-term growth.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2019, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.62% up to $100 million, 0.57% up to $300 million, 0.52% up to $500 million, and 0.50% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.87% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.00%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2019, Park Avenue waived fees and/or paid Fund expenses in the amount of $141,226.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 will not be subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$230,335	$38,387	$134,778	$57,170

Park Avenue has entered into a Sub-Advisory Agreement with Wellington Management Company LLP (“Wellington”). Wellington is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $244,568 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $20,161,834 and $47,942,915, respectively, for the six months ended June 30, 2019. During the six months ended June 30, 2019, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED GROWTH VIP FUND

may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SHAREHOLDER MEETING RESULTS (UNAUDITED)

At a meeting held on March 27-28, 2019, the Board of Trustees of Guardian Variable Products Trust approved submitting the following proposal (“Proposal”) to shareholders of the Fund at a special meeting to be held on May 24, 2019 (with any postponements or adjournments, “Special Meeting”):

1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval.

On or about May 1, 2019, shareholders of record of the Fund as of the close of business on March 29, 2019 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Fund were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting (or providing voting instructions) on the Proposal and options shareholders had to do so.

The Special Meeting was held on June 26, 2019, and the Proposal passed.

The results of the Special Meeting were as follows:

Proposal 1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval:

Votes For	Votes Against	Abstentions
10,871,341.576	1,633,554.980	1,015,805.062

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

which a Fund benefits from economies of scale; and (v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the

Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and benchmark index and performance since inception was

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

higher than the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

20

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8173

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian Integrated Research VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Integrated Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTEGRATED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $11,167,158

Sector Allocation[1] As of June 30, 2019

Top Ten Holdings[2] As of June 30, 2019

Holding	% of Total Net Assets
Microsoft Corp.	5.83%
Amazon.com, Inc.	3.97%
Apple, Inc.	3.49%
Johnson & Johnson	2.91%
Cisco Systems, Inc.	2.58%
Comcast Corp., Class A	2.21%
Intel Corp.	2.07%
Bank of America Corp.	2.05%
Citigroup, Inc.	2.05%
Union Pacific Corp.	1.95%
Total	29.11%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$1,000.00	$1,153.60	$5.13	0.96%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Common Stocks – 99.4%

Aerospace & Defense – 1.2%

The Boeing Co.	367	$133,592

		133,592
Airlines – 1.0%

Delta Air Lines, Inc.	1,905	108,109

		108,109
Auto Components – 1.2%

Lear Corp.	944	131,471

		131,471
Banks – 6.3%

Bank of America Corp.	7,900	229,100

Citigroup, Inc.	3,261	228,368

JPMorgan Chase & Co.	491	54,894

Wells Fargo & Co.	4,042	191,267

		703,629
Beverages – 2.6%

Molson Coors Brewing Co., Class B	2,293	128,408

PepsiCo, Inc.	1,264	165,748

		294,156
Biotechnology – 1.3%

Biogen, Inc.(1)	560	130,967

Incyte Corp.(1)	205	17,417

		148,384
Capital Markets – 1.2%

Morgan Stanley	2,799	122,624

The Charles Schwab Corp.	399	16,036

		138,660
Chemicals – 1.7%

CF Industries Holdings, Inc.	2,699	126,070

Eastman Chemical Co.	864	67,245

		193,315
Communications Equipment – 2.6%

Cisco Systems, Inc.	5,272	288,536

		288,536
Consumer Finance – 1.7%

Discover Financial Services	896	69,521

Synchrony Financial	3,563	123,529

		193,050
Diversified Financial Services – 0.7%

Berkshire Hathaway, Inc., Class B(1)	362	77,167

		77,167
Diversified Telecommunication Services – 0.9%

Verizon Communications, Inc.	1,748	99,863

		99,863
Electric Utilities – 2.1%

Edison International	624	42,064

Exelon Corp.	3,951	189,411

		231,475

June 30, 2019 (unaudited)	Shares	Value
Electrical Equipment – 1.5%

Eaton Corp. PLC	1,972	$164,228

		164,228

Entertainment – 0.4%

Electronic Arts, Inc.(1)	457	46,276

		46,276
Equity Real Estate Investment – 4.0%

American Tower Corp. REIT	169	34,552

EPR Properties REIT	1,007	75,112

Medical Properties Trust, Inc. REIT	6,171	107,622

Simon Property Group, Inc. REIT	575	91,862

STORE Capital Corp. REIT	3,994	132,561

		441,709
Food & Staples Retailing – 3.0%

Costco Wholesale Corp.	745	196,874

Walgreens Boots Alliance, Inc.	2,491	136,183

		333,057
Food Products – 1.2%

Ingredion, Inc.	616	50,814

Tyson Foods, Inc., Class A	997	80,498

		131,312
Health Care Equipment & Supplies – 2.5%

Boston Scientific Corp.(1)	1,674	71,949

Medtronic PLC	2,180	212,310

		284,259
Health Care Providers & Services – 2.6%

Cigna Corp.	109	17,173

HCA Healthcare, Inc.	1,183	159,906

McKesson Corp.	857	115,172

		292,251
Hotels, Restaurants & Leisure – 2.5%

Chipotle Mexican Grill, Inc.(1)	68	49,836

Planet Fitness, Inc., Class A(1)	349	25,282

Starbucks Corp.	2,493	208,988

		284,106
Household Durables – 0.5%

Toll Brothers, Inc.	1,596	58,445

		58,445
Household Products – 0.7%

Kimberly-Clark Corp.	488	65,041

The Procter & Gamble Co.	80	8,772

		73,813
Independent Power and Renewable Electricity Producers – 2.2%

AES Corp.	8,418	141,086

NRG Energy, Inc.	3,103	108,977

		250,063
Industrial Conglomerates – 0.7%

Honeywell International, Inc.	474	82,756

		82,756

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Insurance – 3.3%

MetLife, Inc.	3,308	$164,308

Prudential Financial, Inc.	1,346	135,946

The Allstate Corp.	517	52,574

The Hartford Financial Services Group, Inc.	208	11,590

		364,418
Interactive Media & Services – 4.6%

Alphabet, Inc., Class A(1)	198	214,394

Alphabet, Inc., Class C(1)	188	203,211

Facebook, Inc., Class A(1)	481	92,833

		510,438
Internet & Direct Marketing Retail – 4.0%

Amazon.com, Inc.(1)	234	443,109

		443,109
IT Services – 5.1%

DXC Technology Co.	1,278	70,482

Fidelity National Information Services, Inc.	1,092	133,967

FleetCor Technologies, Inc.(1)	39	10,953

Global Payments, Inc.	591	94,637

Leidos Holdings, Inc.	1,763	140,775

MasterCard, Inc., Class A	374	98,934

Visa, Inc., Class A	98	17,008

		566,756
Machinery – 1.9%

AGCO Corp.	1,119	86,801

Cummins, Inc.	408	69,907

Ingersoll-Rand PLC	454	57,508

		214,216
Media – 2.9%

Charter Communications, Inc., Class A(1)	185	73,108

Comcast Corp., Class A	5,849	247,296

		320,404
Multiline Retail – 1.4%

Dollar General Corp.	925	125,023

Target Corp.	326	28,235

		153,258
Multi-Utilities – 0.1%

CenterPoint Energy, Inc.	376	10,765

		10,765
Oil, Gas & Consumable Fuels – 4.5%

EOG Resources, Inc.	1,398	130,238

Equitrans Midstream Corp.	1,389	27,377

Exxon Mobil Corp.	532	40,767

Kinder Morgan, Inc.	3,874	80,889

Phillips 66	1,441	134,791

Pioneer Natural Resources Co.	109	16,771

Valero Energy Corp.	855	73,197

		504,030

June 30, 2019 (unaudited)	Shares	Value
Pharmaceuticals – 5.8%

Bristol-Myers Squibb Co.	930	$42,175

Eli Lilly & Co.	1,571	174,051

Johnson & Johnson	2,337	325,497

Pfizer, Inc.	2,555	110,683

		652,406
Road & Rail – 1.9%

Union Pacific Corp.	1,288	217,814

		217,814
Semiconductors & Semiconductor Equipment – 3.7%

Applied Materials, Inc.	3,051	137,020

Intel Corp.	4,827	231,069

Lam Research Corp.	237	44,518

		412,607
Software – 6.9%

Adobe, Inc.(1)	120	35,358

Microsoft Corp.	4,858	650,778

ServiceNow, Inc.(1)	295	80,998

		767,134
Specialty Retail – 1.4%

AutoZone, Inc.(1)	93	102,251

Best Buy Co., Inc.	780	54,389

		156,640
Technology Hardware, Storage & Peripherals – 3.5%

Apple, Inc.	1,967	389,309

		389,309
Textiles, Apparel & Luxury Goods – 0.2%

NIKE, Inc., Class B	296	24,849

		24,849
Tobacco – 1.8%

Philip Morris International, Inc.	2,494	195,854

		195,854
Trading Companies & Distributors – 0.1%

HD Supply Holdings, Inc.(1)	411	16,555

		16,555

Total Common Stocks (Cost $9,598,828)		11,104,244

Total Investments – 99.4% (Cost $9,598,828)		11,104,244

Assets in excess of other liabilities – 0.6%		62,914

Total Net Assets – 100.0%		$11,167,158

(1)	Non–income–producing security.

Legend:

REIT — Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$11,104,244	$—	$—	$11,104,244
Total	$11,104,244	$—	$—	$11,104,244

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$11,104,244

Cash	68,407

Receivable for investments sold	34,038

Reimbursement receivable from adviser	12,662

Dividends/interest receivable	8,834

Prepaid expenses	449

Total Assets	11,228,634

Liabilities

Accrued audit fees	14,680

Payable for investments purchased	13,807

Accrued custodian and accounting fees	10,329

Accrued administrative fees	7,715

Investment advisory fees payable	4,959

Distribution fees payable	2,254

Accrued trustees’ and officers’ fees	1,144

Payable for fund shares redeemed	319

Accrued expenses and other liabilities	6,269

Total Liabilities	61,476

Total Net Assets	$11,167,158

Net Assets Consist of:

Paid-in capital	$6,503,200

Distributable earnings	4,663,958

Total Net Assets	$11,167,158

Investments, at Cost	$9,598,828

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	859,353

Net Asset Value Per Share	$12.99

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Dividends	$116,413

Interest	66

Total Investment Income	116,479

Expenses

Investment advisory fees	29,819

Custodian and accounting fees	24,399

Administrative fees	23,535

Professional fees	15,510

Distribution fees	13,554

Shareholder reports	9,753

Transfer agent fees	6,133

Trustees’ and officers’ fees	3,494

Other expenses	2,028

Total Expenses	128,225

Less: Fees waived	(76,177)

Total Expenses, Net	52,048

Net Investment Income/(Loss)	64,431

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	3,430

Net change in unrealized appreciation/(depreciation) on investments	1,452,237

Net Gain on Investments	1,455,667

Net Increase in Net Assets Resulting From Operations	$1,520,098

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$64,431	$106,317

Net realized gain/(loss) from investments	3,430	538,433

Net change in unrealized appreciation/(depreciation) on investments	1,452,237	(1,521,435)

Net Increase/(Decrease) in Net Assets Resulting from Operations	1,520,098	(876,685)

Capital Share Transactions

Proceeds from sales of shares	231,189	258,696

Cost of shares redeemed	(398,332)	(1,738,400)

Net Decrease in Net Assets Resulting from Capital Share Transactions	(167,143)	(1,479,704)

Net Increase/(Decrease) in Net Assets	1,352,955	(2,356,389)

Net Assets

Beginning of period	9,814,203	12,170,592

End of period	$11,167,158	$9,814,203

Other Information:

Shares

Sold	18,843	21,136

Redeemed	(31,464)	(140,091)

Net Decrease	(12,621)	(118,955)

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$11.26	$0.07	$1.66	$1.73	$12.99	15.36%	(4)

Year Ended 12/31/18	12.28	0.12	(1.14)	(1.02)	11.26	(8.31)%

Year Ended 12/31/17	10.24	0.09	1.95	2.04	12.28	19.92%

Period Ended 12/31/16(5)	10.00	0.03	0.21	0.24	10.24	2.40%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTEGRATED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$11,167	0.96%	(4)	2.37%	(4)	1.19%	(4)	(0.22)%	(4)	24%	(4)

9,814	0.96%		2.39%		0.93%		(0.50)%		58%

12,171	0.96%		1.91%		0.84%		(0.11)%		80%

14,915	0.96%	(4)	2.65%	(4)	0.92%	(4)	(0.77)%	(4)	15%	(4)
(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Integrated Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2019, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.55% up to $100 million, 0.50% up to $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.96% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2019, Park Avenue waived fees and/or paid Fund expenses in the amount of $76,177.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2022	2021	2020	2019
$513,070	$76,177	$162,831	$194,792	$79,270

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

Park Avenue has entered into a Sub-Advisory Agreement with Massachusetts Financial Services Company (“MFS”). MFS is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $13,554 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments)

amounted to $2,618,591 and $2,695,948, respectively, for the six months ended June 30, 2019. During the six months ended June 30, 2019, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTEGRATED RESEARCH VIP FUND

the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

(v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and benchmark index and performance since inception was higher than the peer group median and benchmark

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8170

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian Diversified Research VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Diversified Research VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $164,578,889

Sector Allocation[1] As of June 30, 2019

Top Ten Holdings[2] As of June 30, 2019

Holding	% of Total Net Assets
Microsoft Corp.	4.60%
Amazon.com, Inc.	3.33%
Alphabet, Inc., Class A	3.07%
Apple, Inc.	2.79%
Facebook, Inc., Class A	2.03%
Bank of America Corp.	2.01%
The Procter & Gamble Co.	2.00%
The Home Depot, Inc.	1.80%
The Coca-Cola Co.	1.78%
Citigroup, Inc.	1.63%
Total	25.04%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$ 1,000.00	$1,201.90	$5.57	1.02%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,019.74	$5.11	1.02%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Common Stocks – 98.9%

Aerospace & Defense – 2.3%

General Dynamics Corp.	4,334	$788,008

Northrop Grumman Corp.	2,679	865,612

The Boeing Co.	2,485	904,565

TransDigm Group, Inc.(1)	1,135	549,113

United Technologies Corp.	5,797	754,769

		3,862,067
Air Freight & Logistics – 0.1%

FedEx Corp.	1,505	247,106

		247,106
Airlines – 0.2%

Air Canada (Canada)(1)	13,686	414,797

		414,797
Automobiles – 1.3%

General Motors Co.	56,356	2,171,397

		2,171,397
Banks – 6.0%

Bank of America Corp.	114,121	3,309,509

Citigroup, Inc.	38,266	2,679,768

JPMorgan Chase & Co.	13,650	1,526,070

The PNC Financial Services Group, Inc.	10,716	1,471,093

Wells Fargo & Co.	18,188	860,656

		9,847,096
Beverages – 2.3%

PepsiCo, Inc.	6,137	804,745

The Coca-Cola Co.	57,612	2,933,603

		3,738,348
Biotechnology – 1.8%

AbbVie, Inc.	12,229	889,293

Amgen, Inc.	4,964	914,766

Gilead Sciences, Inc.	6,708	453,192

Vertex Pharmaceuticals, Inc.(1)	3,477	637,612

		2,894,863
Building Products – 1.1%

Fortune Brands Home & Security, Inc.	19,609	1,120,262

Johnson Controls International PLC	15,637	645,965

		1,766,227
Capital Markets – 4.0%

Apollo Global Management LLC, Class A	2,918	100,087

BlackRock, Inc.	2,015	945,639

E*TRADE Financial Corp.	24,263	1,082,130

Intercontinental Exchange, Inc.	8,640	742,522

KKR & Co., Inc., Class A	43,417	1,097,148

Raymond James Financial, Inc.	10,425	881,434

The Goldman Sachs Group, Inc.	8,875	1,815,825

		6,664,785
Chemicals – 2.1%

Dow, Inc.	8,153	402,024

DuPont de Nemours, Inc.	4,130	310,039

Linde PLC	6,721	1,349,577

June 30, 2019 (unaudited)	Shares	Value
Chemicals (continued)

The Sherwin-Williams Co.	2,633	$1,206,678

WR Grace & Co.	2,028	154,351

		3,422,669
Commercial Services & Supplies – 0.2%

Waste Connections, Inc.	3,313	316,656

		316,656
Communications Equipment – 0.5%

Cisco Systems, Inc.	13,755	752,811

		752,811
Construction Materials – 0.2%

Summit Materials, Inc., Class A(1)	19,019	366,116

		366,116
Containers & Packaging – 0.5%

AptarGroup, Inc.	1,024	127,324

Avery Dennison Corp.	1,889	218,519

Ball Corp.	6,224	435,618

		781,461
Diversified Telecommunication Services – 0.9%

AT&T, Inc.	45,112	1,511,703

		1,511,703
Electric Utilities – 3.0%

American Electric Power Co., Inc.	17,253	1,518,437

Edison International	4,862	327,747

Exelon Corp.	29,700	1,423,818

NextEra Energy, Inc.	4,710	964,891

The Southern Co.	11,472	634,172

		4,869,065
Electrical Equipment – 0.8%

Eaton Corp. PLC	16,418	1,367,291

		1,367,291
Entertainment – 3.0%

Activision Blizzard, Inc.	20,252	955,894

Electronic Arts, Inc.(1)	8,853	896,455

Netflix, Inc.(1)	4,333	1,591,598

The Walt Disney Co.	10,669	1,489,819

		4,933,766
Equity Real Estate Investment – 1.6%

Gaming and Leisure Properties, Inc. REIT	33,396	1,301,776

SBA Communications Corp. REIT(1)	5,758	1,294,629

		2,596,405
Food & Staples Retailing – 2.0%

BJ’s Wholesale Club Holdings, Inc.(1)	14,032	370,445

Costco Wholesale Corp.	2,821	745,477

Walmart, Inc.	19,125	2,113,121

		3,229,043
Food Products – 1.6%

Archer-Daniels-Midland Co.	5,654	230,683

McCormick & Co., Inc.	5,009	776,445

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Food Products (continued)

The Hershey Co.	7,259	$972,924

Tyson Foods, Inc., Class A	8,126	656,093

		2,636,145
Health Care Equipment & Supplies – 3.9%

Abbott Laboratories	14,387	1,209,947

Baxter International, Inc.	7,547	618,099

Becton Dickinson and Co.	1,261	317,785

Boston Scientific Corp.(1)	19,117	821,649

Danaher Corp.	9,834	1,405,475

ICU Medical, Inc.(1)	584	147,115

IDEXX Laboratories, Inc.(1)	1,162	319,933

Medtronic PLC	4,934	480,522

Stryker Corp.	2,775	570,485

The Cooper Cos., Inc.	1,436	483,774

		6,374,784
Health Care Providers & Services – 2.4%

Cigna Corp.	12,599	1,984,972

CVS Health Corp.	10,935	595,848

UnitedHealth Group, Inc.	5,756	1,404,522

		3,985,342
Hotels, Restaurants & Leisure – 2.6%

Aramark	9,340	336,800

Chipotle Mexican Grill, Inc.(1)	1,170	857,470

Hilton Worldwide Holdings, Inc.	10,820	1,057,547

MGM Resorts International	10,395	296,985

Wynn Resorts Ltd.	6,486	804,199

Yum China Holdings, Inc.	18,966	876,229

		4,229,230
Household Products – 2.0%

The Procter & Gamble Co.	29,989	3,288,294

		3,288,294
Independent Power and Renewable Electricity Producers – 0.5%

NRG Energy, Inc.	24,039	844,250

		844,250
Industrial Conglomerates – 2.1%

3M Co.	2,505	434,217

General Electric Co.	53,511	561,865

Honeywell International, Inc.	10,890	1,901,285

Roper Technologies, Inc.	1,495	547,559

		3,444,926
Insurance – 3.4%

American International Group, Inc.	33,563	1,788,237

Assured Guaranty Ltd.	47,121	1,982,852

AXA S.A. (France)	8,183	214,943

Prudential PLC (United Kingdom)	76,828	1,673,365

		5,659,397
Interactive Media & Services – 5.1%

Alphabet, Inc., Class A(1)	4,667	5,053,428

Facebook, Inc., Class A(1)	17,328	3,344,304

		8,397,732

June 30, 2019 (unaudited)	Shares	Value
Internet & Direct Marketing Retail – 4.1%

Amazon.com, Inc.(1)	2,891	$5,474,484

Booking Holdings, Inc.(1)	719	1,347,917

		6,822,401
IT Services – 6.0%

DXC Technology Co.	38,409	2,118,256

Fidelity National Information Services, Inc.	17,311	2,123,714

First Data Corp., Class A(1)	45,647	1,235,664

MasterCard, Inc., Class A	7,770	2,055,398

Visa, Inc., Class A	13,297	2,307,694

		9,840,726
Life Sciences Tools & Services – 1.0%

Mettler-Toledo International, Inc.(1)	551	462,840

Thermo Fisher Scientific, Inc.	4,157	1,220,828

		1,683,668
Machinery – 0.7%

Deere & Co.	2,948	488,513

Stanley Black & Decker, Inc.	4,145	599,408

		1,087,921
Media – 1.0%

Charter Communications, Inc., Class A(1)	4,035	1,594,551

FOX Corp., Class A	1	37

		1,594,588
Metals & Mining – 1.0%

Anglo American PLC (United Kingdom)	22,273	637,099

Freeport-McMoRan, Inc.	94,707	1,099,548

		1,736,647
Multi-Utilities – 0.3%

Ameren Corp.	6,170	463,429

		463,429
Oil, Gas & Consumable Fuels – 4.3%

BP PLC (United Kingdom)	302,259	2,112,313

Brigham Minerals, Inc., Class A(1)	3,195	68,565

Cairn Energy PLC (United Kingdom)(1)	191,839	423,173

Cenovus Energy, Inc. (Canada)	234,824	2,071,106

Encana Corp. (Canada)	99,031	508,181

Enterprise Products Partners LP	52,914	1,527,627

Kosmos Energy Ltd.	60,931	382,037

		7,093,002
Pharmaceuticals – 4.3%

Allergan PLC	3,015	504,801

Bristol-Myers Squibb Co.	13,112	594,629

Eli Lilly & Co.	6,861	760,130

Johnson & Johnson	14,038	1,955,213

Merck & Co., Inc.	23,297	1,953,454

Pfizer, Inc.	30,646	1,327,585

		7,095,812

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Professional Services – 0.2%

CoStar Group, Inc.(1)	593	$328,557

		328,557
Road & Rail – 1.3%

Norfolk Southern Corp.	4,021	801,506

Union Pacific Corp.	7,952	1,344,763

		2,146,269
Semiconductors & Semiconductor Equipment – 3.0%

NXP Semiconductors N.V.	20,157	1,967,525

ON Semiconductor Corp.(1)	63,178	1,276,827

Texas Instruments, Inc.	14,761	1,693,972

		4,938,324
Software – 7.2%

Adobe, Inc.(1)	6,220	1,832,723

Dassault Systemes SE (France)	5,869	937,666

Microsoft Corp.	56,468	7,564,453

salesforce.com, Inc.(1)	9,945	1,508,955

		11,843,797
Specialty Retail – 2.8%

Advance Auto Parts, Inc.	1,942	299,340

Burlington Stores, Inc.(1)	2,472	420,611

CarMax, Inc.(1)	4,669	405,409

The Home Depot, Inc.	14,287	2,971,267

The TJX Cos., Inc.	10,691	565,340

		4,661,967
Technology Hardware, Storage & Peripherals – 2.8%

Apple, Inc.	23,239	4,599,463

		4,599,463
Textiles, Apparel & Luxury Goods – 0.8%

Levi Strauss & Co., Class A(1)	12,896	269,268

NIKE, Inc., Class B	12,063	1,012,689

		1,281,957

June 30, 2019 (unaudited)	Shares	Value
Trading Companies & Distributors – 0.6%

United Rentals, Inc.(1)	4,290	$568,983

Yellow Cake PLC (United Kingdom)(1)(2)	165,468	430,002

		998,985

Total Common Stocks (Cost $148,352,604)		162,831,285

	Principal Amount	Value
Short-Term Investment – 1.1%

Repurchase Agreements – 1.1%

Fixed Income Clearing Corp., 0.50%, dated 6/28/2019, proceeds at maturity value of $1,780,074, due 7/1/2019(3)	$1,780,000	1,780,000

Total Repurchase Agreements (Cost $1,780,000)		1,780,000

Total Investments – 100.0% (Cost $150,132,604)		164,611,285

Liabilities in excess of other assets – (0.0)%		(32,396)

Total Net Assets – 100.0%		$164,578,889

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2019, the aggregate market value of these securities amounted to $430,002, representing 0.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	8/15/2021	$1,765,000	$1,819,161

Legend:

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$156,617,667	$6,213,618	*	$—	$162,831,285
Repurchase Agreements	—	1,780,000		—	1,780,000
Total	$156,617,667	$7,993,618		$—	$164,611,285

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$164,611,285

Cash	248

Foreign currency, at value	1,655

Receivable for investments sold	817,955

Dividends/interest receivable	73,815

Reimbursement receivable from adviser	3,301

Foreign tax reclaims receivable	1,419

Prepaid expenses	3,870

Total Assets	165,513,548

Liabilities

Payable for investments purchased	696,147

Investment advisory fees payable	79,514

Payable for fund shares redeemed	73,817

Distribution fees payable	33,131

Accrued audit fees	14,680

Accrued custodian and accounting fees	8,605

Accrued trustees’ and officers’ fees	3,378

Accrued expenses and other liabilities	25,387

Total Liabilities	934,659

Total Net Assets	$164,578,889

Net Assets Consist of:

Paid-in capital	$138,883,340

Distributable earnings	25,695,549

Total Net Assets	$164,578,889

Investments, at Cost	$150,132,604

Foreign Currency, at Cost	$1,655

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,563,561

Net Asset Value Per Share	$14.23

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Dividends	$1,454,339

Interest	4,519

Withholding taxes on foreign dividends	(6,098)

Total Investment Income	1,452,760

Expenses

Investment advisory fees	483,771

Distribution fees	201,571

Trustees’ and officers’ fees	38,451

Custodian and accounting fees	28,418

Professional fees	27,049

Administrative fees	23,535

Shareholder reports	15,178

Transfer agent fees	9,432

Other expenses	10,712

Total Expenses	838,117

Less: Fees waived	(15,707)

Total Expenses, Net	822,410

Net Investment Income/(Loss)	630,350

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	5,848,962

Net realized gain/(loss) from foreign currency transactions	(903)

Net change in unrealized appreciation/(depreciation) on investments	23,031,306

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	344

Net Gain on Investments and Foreign Currency Transactions	28,879,709

Net Increase in Net Assets Resulting From Operations	$29,510,059

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$630,350	$865,646

Net realized gain/(loss) from investments and foreign currency transactions	5,848,059	2,286,862

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	23,031,650	(10,289,156)

Net Increase/(Decrease) in Net Assets Resulting from Operations	29,510,059	(7,136,648)

Capital Share Transactions

Proceeds from sales of shares	744,604	159,081,293

Cost of shares redeemed	(13,869,003)	(15,880,682)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(13,124,399)	143,200,611

Net Increase in Net Assets	16,385,660	136,063,963

Net Assets

Beginning of period	148,193,229	12,129,266

End of period	$164,578,889	$148,193,229

Other Information:

Shares

Sold	57,253	12,769,094

Redeemed	(1,007,332)	(1,214,013)

Net Increase/(Decrease)	(950,079)	11,555,081

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$11.84	$0.05	$2.34	$2.39	$14.23	20.19%	(4)

Year Ended 12/31/18	12.65	0.09	(0.90)	(0.81)	11.84	(6.40)%

Year Ended 12/31/17	10.37	0.08	2.20	2.28	12.65	21.99%

Period Ended 12/31/16(5)	10.00	0.04	0.33	0.37	10.37	3.70%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$164,579	1.02%	(4)	1.04%	(4)	0.78%	(4)	0.76%	(4)	48%	(4)

148,193	1.02%		1.09%		0.68%		0.61%		88%

12,129	0.96%		2.43%		0.67%		(0.80)%		154%

10,139	0.96%	(4)	3.07%	(4)	1.12%	(4)	(0.99)%	(4)	61%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Diversified Research VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 – unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 – other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2019, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.60% of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.02% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 0.96%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2019, Park Avenue waived fees and/or paid Fund expenses in the amount of $15,707.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 will not be subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$354,298	$60,975	$232,223	$61,100

Park Avenue has entered into a Sub-Advisory Agreement with Putnam Investment Management LLC (“Putnam”). Putnam is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $201,571 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $76,218,219 and $89,149,479, respectively, for the six months ended June 30, 2019. During the six months ended June 30, 2019, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN DIVERSIFIED RESEARCH VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

(v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the

Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

benchmark index and performance since inception was higher than the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8168

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian Large Cap Disciplined Value VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Large Cap Disciplined Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $208,704,601

Sector Allocation[1] As of June 30, 2019

Top Ten Holdings[2] As of June 30, 2019

Holding	% of Total Net Assets
Berkshire Hathaway, Inc., Class B	4.70%
Bank of America Corp.	3.44%
Johnson & Johnson	3.42%
Comcast Corp., Class A	2.94%
The Procter & Gamble Co.	2.44%
Verizon Communications, Inc.	2.40%
Citigroup, Inc.	2.31%
Chevron Corp.	2.23%
Pfizer, Inc.	2.21%
Cisco Systems, Inc.	2.19%
Total	28.28%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$1,000.00	$1,124.90	$5.11	0.97%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.98	$4.86	0.97%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Common Stocks – 98.0%

Aerospace & Defense – 3.1%

The Boeing Co.	5,768	$2,099,610

United Technologies Corp.	34,259	4,460,522

		6,560,132
Air Freight & Logistics – 1.1%

CH Robinson Worldwide, Inc.	7,562	637,855

United Parcel Service, Inc., Class B	15,223	1,572,079

		2,209,934
Airlines – 1.9%

Delta Air Lines, Inc.	42,546	2,414,485

Southwest Airlines Co.	31,683	1,608,863

		4,023,348
Banks – 9.1%

Bank of America Corp.	247,644	7,181,676

BB&T Corp.	26,769	1,315,161

Citigroup, Inc.	68,753	4,814,773

SunTrust Banks, Inc.	20,978	1,318,467

Wells Fargo & Co.	93,616	4,429,909

		19,059,986
Beverages – 0.5%

Coca-Cola European Partners PLC	20,007	1,130,396

		1,130,396
Biotechnology – 0.7%

Biogen, Inc.(1)	6,619	1,547,986

		1,547,986
Building Products – 0.7%

Owens Corning	26,368	1,534,618

		1,534,618
Capital Markets – 0.3%

The Charles Schwab Corp.	15,657	629,255

		629,255
Chemicals – 3.8%

Dow, Inc.	26,772	1,320,127

DuPont de Nemours, Inc.	33,825	2,539,243

FMC Corp.	12,087	1,002,617

Nutrien Ltd.	38,929	2,081,144

The Mosaic Co.	38,920	974,168

		7,917,299
Communications Equipment – 2.2%

Cisco Systems, Inc.	83,380	4,563,387

		4,563,387
Construction Materials – 0.9%

Cemex S.A.B. de C.V., ADR	144,715	613,591

CRH PLC, ADR	36,809	1,205,495

		1,819,086
Consumer Finance – 1.3%

American Express Co.	11,438	1,411,906

Discover Financial Services	15,686	1,217,077

		2,628,983

June 30, 2019 (unaudited)	Shares	Value
Diversified Financial Services – 4.7%

Berkshire Hathaway, Inc., Class B(1)	46,004	$9,806,673

		9,806,673
Diversified Telecommunication Services – 2.4%

Verizon Communications, Inc.	87,572	5,002,988

		5,002,988
Electric Utilities – 0.7%

Edison International	22,564	1,521,039

		1,521,039
Electrical Equipment – 1.3%

Eaton Corp. PLC	32,579	2,713,179

		2,713,179
Energy Equipment & Services – 0.3%

Apergy Corp.(1)	17,114	574,004

		574,004
Equity Real Estate Investment – 1.8%

Equity Residential REIT	16,653	1,264,296

Essex Property Trust, Inc. REIT	3,902	1,139,111

SL Green Realty Corp. REIT	16,312	1,310,995

		3,714,402
Food Products – 2.2%

Mondelez International, Inc., Class A	55,472	2,989,941

Tyson Foods, Inc., Class A	18,848	1,521,787

		4,511,728
Health Care Equipment & Supplies – 2.6%

Medtronic PLC	41,317	4,023,862

Zimmer Biomet Holdings, Inc.	11,978	1,410,290

		5,434,152
Health Care Providers & Services – 7.9%

Anthem, Inc.	11,118	3,137,611

Cigna Corp.	27,115	4,271,968

CVS Health Corp.	40,573	2,210,823

McKesson Corp.	9,961	1,338,659

Quest Diagnostics, Inc.	24,456	2,489,865

UnitedHealth Group, Inc.	12,488	3,047,197

		16,496,123
Hotels, Restaurants & Leisure – 2.0%

Las Vegas Sands Corp.	32,429	1,916,230

Wyndham Destinations, Inc.	22,226	975,721

Wyndham Hotels & Resorts, Inc.	23,606	1,315,798

		4,207,749
Household Durables – 0.5%

Toll Brothers, Inc.	25,595	937,289

		937,289
Household Products – 2.4%

The Procter & Gamble Co.	46,535	5,102,563

		5,102,563
Insurance – 8.5%

American International Group, Inc.	84,651	4,510,205

Aon PLC	12,338	2,380,987

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Insurance (continued)

Chubb Ltd.	24,751	$3,645,575

Everest Re Group Ltd.	6,981	1,725,564

The Allstate Corp.	30,831	3,135,204

The Travelers Cos., Inc.	15,877	2,373,929

		17,771,464
Interactive Media & Services – 2.0%

Alphabet, Inc., Class A(1)	3,751	4,061,583

		4,061,583
Internet & Direct Marketing Retail – 1.1%

Booking Holdings, Inc.(1)	1,221	2,289,021

		2,289,021
IT Services – 0.4%

DXC Technology Co.	14,921	822,893

		822,893
Machinery – 1.0%

Dover Corp.	21,521	2,156,404

		2,156,404
Media – 4.9%

Altice USA, Inc., Class A(1)	36,936	899,392

Comcast Corp., Class A	144,925	6,127,429

FOX Corp., Class A	48,858	1,790,157

Liberty Global PLC, Class C(1)	56,562	1,500,590

		10,317,568
Metals & Mining – 1.4%

Barrick Gold Corp.	185,005	2,917,529

		2,917,529
Oil, Gas & Consumable Fuels – 9.6%

Canadian Natural Resources Ltd.	42,226	1,138,835

Chevron Corp.	37,484	4,664,509

Cimarex Energy Co.	19,900	1,180,667

ConocoPhillips	42,851	2,613,911

Marathon Petroleum Corp.	19,812	1,107,095

Noble Energy, Inc.	100,586	2,253,126

Pioneer Natural Resources Co.	8,477	1,304,271

Royal Dutch Shell PLC, Class A, ADR	54,946	3,575,336

Valero Energy Corp.	24,639	2,109,345

		19,947,095
Pharmaceuticals – 6.6%

Johnson & Johnson	51,243	7,137,125

Novartis AG, ADR	13,381	1,221,819

Novo Nordisk A/S, ADR	14,914	761,210

Pfizer, Inc.	106,552	4,615,833

		13,735,987
Road & Rail – 2.8%

Kansas City Southern	18,852	2,296,551

Union Pacific Corp.	20,610	3,485,357

		5,781,908

June 30, 2019 (unaudited)	Shares	Value
Semiconductors & Semiconductor Equipment – 1.1%

NXP Semiconductors N.V.	22,586	$2,204,619

		2,204,619
Software – 2.0%

Microsoft Corp.	8,651	1,158,888

Oracle Corp.	54,612	3,111,246

		4,270,134
Specialty Retail – 2.2%

AutoZone, Inc.(1)	2,337	2,569,462

Lowe’s Cos., Inc.	19,997	2,017,897

		4,587,359

Total Common Stocks (Cost $197,130,620)		204,509,863

	Principal Amount	Value
Short–Term Investment – 1.2%

Repurchase Agreements – 1.2%

Fixed Income Clearing Corp., 0.50%, dated 6/28/2019, proceeds at maturity value of $2,610,109, due 7/1/2019(2)	$2,610,000	2,610,000

Total Repurchase Agreements (Cost $2,610,000)		2,610,000

Total Investments – 99.2% (Cost $199,740,620)		207,119,863

Assets in excess of other liabilities – 0.8%		1,584,738

Total Net Assets – 100.0%		$208,704,601

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	8/15/2021	$2,585,000	$2,664,323

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$204,509,863	$—	$—	$204,509,863
Repurchase Agreements	—	2,610,000	—	2,610,000
Total	$204,509,863	$2,610,000	$—	$207,119,863

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$207,119,863

Cash	484

Receivable for investments sold	4,849,709

Dividends/interest receivable	138,274

Reimbursement receivable from adviser	11,840

Foreign tax reclaims receivable	2,761

Prepaid expenses	4,929

Total Assets	212,127,860

Liabilities

Payable for investments purchased	3,131,991

Investment advisory fees payable	105,514

Payable for fund shares redeemed	90,086

Distribution fees payable	42,252

Accrued audit fees	14,680

Accrued custodian and accounting fees	7,319

Accrued trustees’ and officers’ fees	4,851

Accrued expenses and other liabilities	26,566

Total Liabilities	3,423,259

Total Net Assets	$208,704,601

Net Assets Consist of:

Paid-in capital	$197,550,942

Distributable earnings	11,153,659

Total Net Assets	$208,704,601

Investments, at Cost	$199,740,620

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	16,197,903

Net Asset Value Per Share	$12.88

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Dividends	$2,407,101

Interest	10,467

Withholding taxes on foreign dividends	(39,846)

Total Investment Income	2,377,722

Expenses

Investment advisory fees	630,414

Distribution fees	252,342

Trustees’ and officers’ fees	48,758

Professional fees	30,583

Custodian and accounting fees	24,689

Administrative fees	23,535

Shareholder reports	17,419

Transfer agent fees	7,382

Other expenses	13,455

Total Expenses	1,048,577

Less: Fees waived	(69,492)

Total Expenses, Net	979,085

Net Investment Income/(Loss)	1,398,637

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(2,651,181)

Net realized gain/(loss) from foreign currency transactions	36

Net change in unrealized appreciation/(depreciation) on investments	24,351,780

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	214

Net Gain on Investments and Foreign Currency Transactions	21,700,849

Net Increase in Net Assets Resulting From Operations	$23,099,486

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$1,398,637	$1,842,916

Net realized gain/(loss) from investments and foreign currency transactions	(2,651,145)	530,348

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	24,351,994	(19,482,381)

Net Increase/(Decrease) in Net Assets Resulting from Operations	23,099,486	(17,109,117)

Capital Share Transactions

Proceeds from sales of shares	7,942,611	204,091,727

Cost of shares redeemed	(7,700,916)	(17,523,968)

Net Increase in Net Assets Resulting from Capital Share Transactions	241,695	186,567,759

Net Increase in Net Assets	23,341,181	169,458,642

Net Assets

Beginning of period	185,363,420	15,904,778

End of period	$208,704,601	$185,363,420

Other Information:

Shares

Sold	627,817	16,317,390

Redeemed	(613,595)	(1,371,590)

Net Increase	14,222	14,945,800

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$11.45	$0.09	$1.34	$1.43	$12.88	12.49%	(4)

Year Ended 12/31/18	12.85	0.15	(1.55)	(1.40)	11.45	(10.89)%

Year Ended 12/31/17	10.78	0.10	1.97	2.07	12.85	19.20%

Period Ended 12/31/16(5)	10.00	0.03	0.75	0.78	10.78	7.80%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$208,705	0.97%	(4)	1.04%	(4)	1.39%	(4)	1.32%	(4)	39%	(4)

185,363	0.97%		1.08%		1.16%		1.05%		56%

15,905	0.98%		1.91%		0.89%		(0.04)%		71%

17,081	0.98%	(4)	2.70%	(4)	0.88%	(4)	(0.84)%	(4)	19%	(4)
(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Large Cap Disciplined Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks to provide long-term growth of capital primarily through investment in equity securities. Current income is a secondary objective.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2019, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.97% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 0.98%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2019, Park Avenue waived fees and/or paid Fund expenses in the amount of $69,492.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 will not be subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

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NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$369,985	$62,448	$222,461	$85,076

Park Avenue has entered into a Sub-Advisory Agreement with Boston Partners Global Investors, Inc. (“Boston Partners”). Boston Partners is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $252,342 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $77,507,435 and $79,252,371, respectively, for the six months ended June 30, 2019. During the six months ended June 30, 2019, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN LARGE CAP DISCIPLINED VALUE VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and

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SUPPLEMENTAL INFORMATION (UNAUDITED)

(v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the

Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

benchmark index and performance since inception was higher than the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8174

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian Growth & Income VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Growth & Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN GROWTH & INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $185,101,920

Sector Allocation[1] As of June 30, 2019

Top Ten Holdings[2] As of June 30, 2019

Holding	% of Total Net Assets
Walmart, Inc.	3.80%
Verizon Communications, Inc.	3.73%
JPMorgan Chase & Co.	3.72%
Berkshire Hathaway, Inc., Class B	3.70%
Pfizer, Inc.	3.44%
Comcast Corp., Class A	2.96%
Roche Holding AG, ADR	2.77%
The Allstate Corp.	2.73%
Raytheon Co.	2.41%
Cisco Systems, Inc.	2.36%
Total	31.62%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$1,000.00	$1,139.70	$5.36	1.01%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.79	$5.06	1.01%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Common Stocks – 95.5%

Aerospace & Defense – 3.1%

Curtiss-Wright Corp.	10,001	$1,271,427

Raytheon Co.	25,613	4,453,589

		5,725,016
Airlines – 2.3%

Delta Air Lines, Inc.	43,273	2,455,743

Southwest Airlines Co.	35,039	1,779,280

		4,235,023
Auto Components – 1.0%

BorgWarner, Inc.	44,063	1,849,765

		1,849,765
Banks – 6.0%

Citigroup, Inc.	60,900	4,264,827

JPMorgan Chase & Co.	61,610	6,887,998

		11,152,825
Biotechnology – 4.0%

Amgen, Inc.	5,055	931,535

Biogen, Inc.(1)	6,320	1,478,059

Celgene Corp.(1)	23,214	2,145,902

Gilead Sciences, Inc.	41,469	2,801,646

		7,357,142
Capital Markets – 3.5%

Northern Trust Corp.	23,551	2,119,590

TD Ameritrade Holding Corp.	34,922	1,743,306

The Goldman Sachs Group, Inc.	12,552	2,568,139

		6,431,035
Chemicals – 0.5%

LyondellBasell Industries N.V., Class A	10,802	930,376

		930,376
Communications Equipment – 3.2%

Cisco Systems, Inc.	79,713	4,362,692

F5 Networks, Inc.(1)	10,585	1,541,494

		5,904,186
Construction & Engineering – 0.8%

EMCOR Group, Inc.	16,688	1,470,213

		1,470,213
Consumer Finance – 2.3%

Capital One Financial Corp.	47,262	4,288,554

		4,288,554
Diversified Financial Services – 3.7%

Berkshire Hathaway, Inc., Class B(1)	32,137	6,850,644

		6,850,644
Diversified Telecommunication Services – 4.7%

AT&T, Inc.	52,396	1,755,790

Verizon Communications, Inc.	120,721	6,896,791

		8,652,581
Electric Utilities – 1.0%

Exelon Corp.	37,327	1,789,456

		1,789,456

June 30, 2019 (unaudited)	Shares	Value
Electrical Equipment – 1.0%

Acuity Brands, Inc.	7,592	$1,047,013

Hubbell, Inc.	6,503	847,991

		1,895,004
Electronic Equipment, Instruments & Components – 1.9%

Dolby Laboratories, Inc., Class A	26,047	1,682,636

FLIR Systems, Inc.	17,515	947,562

Keysight Technologies, Inc.(1)	10,547	947,226

		3,577,424
Energy Equipment & Services – 0.5%

Dril-Quip, Inc.(1)	18,179	872,592

		872,592
Entertainment – 1.7%

The Walt Disney Co.	22,757	3,177,787

		3,177,787
Equity Real Estate Investment – 2.9%

Mid-America Apartment Communities, Inc. REIT	9,930	1,169,357

Regency Centers Corp. REIT	62,610	4,178,591

		5,347,948
Food & Staples Retailing – 4.5%

Walgreens Boots Alliance, Inc.	22,625	1,236,909

Walmart, Inc.	63,718	7,040,202

		8,277,111
Health Care Providers & Services – 4.6%

Anthem, Inc.	10,071	2,842,137

Cigna Corp.	21,709	3,420,253

Quest Diagnostics, Inc.	22,913	2,332,772

		8,595,162
Household Durables – 2.5%

DR Horton, Inc.	68,095	2,936,937

Garmin Ltd.	20,560	1,640,688

		4,577,625
Insurance – 5.9%

Aflac, Inc.	13,497	739,771

Fidelity National Financial, Inc.	57,564	2,319,829

Reinsurance Group of America, Inc.	18,315	2,857,689

The Allstate Corp.	49,636	5,047,485

		10,964,774
Internet & Direct Marketing Retail – 1.7%

Expedia Group, Inc.	24,300	3,232,629

		3,232,629
IT Services – 2.2%

Akamai Technologies, Inc.(1)	17,571	1,408,140

Cognizant Technology Solutions Corp., Class A	14,755	935,319

Euronet Worldwide, Inc.(1)	6,841	1,150,930

Leidos Holdings, Inc.	7,933	633,450

		4,127,839

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Machinery – 3.3%

Altra Industrial Motion Corp.	15,716	$563,890

Crane Co.	28,446	2,373,534

PACCAR, Inc.	20,566	1,473,760

Parker-Hannifin Corp.	10,375	1,763,854

		6,175,038
Media – 4.1%

Comcast Corp., Class A	129,602	5,479,573

Discovery, Inc., Class A(1)	70,615	2,167,880

		7,647,453
Oil, Gas & Consumable Fuels – 7.5%

Apache Corp.	34,522	1,000,103

ConocoPhillips	70,183	4,281,163

Exxon Mobil Corp.	36,337	2,784,504

Noble Energy, Inc.	47,538	1,064,851

Occidental Petroleum Corp.	11,699	588,226

Phillips 66	44,089	4,124,085

		13,842,932
Pharmaceuticals – 6.5%

Bristol-Myers Squibb Co.	10,496	475,994

Pfizer, Inc.	146,923	6,364,704

Roche Holding AG, ADR	146,360	5,137,236

		11,977,934
Professional Services – 0.2%

Robert Half International, Inc.	5,508	314,011

		314,011
Real Estate Management & Development – 2.2%

CBRE Group, Inc., Class A(1)	79,563	4,081,582

		4,081,582
Road & Rail – 2.1%

Kansas City Southern	6,987	851,156

Knight-Swift Transportation Holdings, Inc.	30,385	997,844

Norfolk Southern Corp.	7,337	1,462,484

Saia, Inc.(1)	8,909	576,145

		3,887,629
Specialty Retail – 2.1%

Advance Auto Parts, Inc.	7,224	1,113,507

Murphy USA, Inc.(1)	33,149	2,785,511

		3,899,018

June 30, 2019 (unaudited)	Shares	Value
Technology Hardware, Storage & Peripherals – 0.5%

Apple, Inc.	5,232	$1,035,517

		1,035,517
Textiles, Apparel & Luxury Goods – 0.8%

Tapestry, Inc.	46,753	1,483,473

		1,483,473
Tobacco – 0.7%

Philip Morris International, Inc.	15,669	1,230,487

		1,230,487

Total Common Stocks (Cost $166,649,678)		176,857,785

	Principal Amount	Value
Short-Term Investment – 4.6%

Repurchase Agreements – 4.6%

Fixed Income Clearing Corp., 0.50%, dated 6/28/2019, proceeds at maturity value of $8,454,352, due 7/1/2019(2)	$8,454,000	8,454,000

Total Repurchase Agreements (Cost $8,454,000)		8,454,000

Total Investments – 100.1% (Cost $175,103,678)		185,311,785

Liabilities in excess of other assets – (0.1)%		(209,865)

Total Net Assets – 100.0%		$185,101,920

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	8/15/2021	$8,370,000	$8,626,842

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$176,857,785	$—	$—	$176,857,785
Repurchase Agreements	—	8,454,000	—	8,454,000
Total	$176,857,785	$8,454,000	$—	$185,311,785

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$185,311,785

Cash	276

Receivable for investments sold	852,850

Dividends/interest receivable	88,035

Foreign tax reclaims receivable	32,192

Reimbursement receivable from adviser	5,822

Prepaid expenses	4,310

Total Assets	186,295,270

Liabilities

Payable for investments purchased	929,738

Investment advisory fees payable	94,081

Payable for fund shares redeemed	81,304

Distribution fees payable	37,488

Accrued audit fees	14,680

Accrued trustees’ and officers’ fees	4,104

Accrued custodian and accounting fees	4,014

Accrued expenses and other liabilities	27,941

Total Liabilities	1,193,350

Total Net Assets	$185,101,920

Net Assets Consist of:

Paid-in capital	$167,945,507

Distributable earnings	17,156,413

Total Net Assets	$185,101,920

Investments, at Cost	$175,103,678

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	13,748,553

Net Asset Value Per Share	$13.46

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Dividends	$1,835,997

Interest	20,878

Withholding taxes on foreign dividends	(24,144)

Total Investment Income	1,832,731

Expenses

Investment advisory fees	562,897

Distribution fees	224,209

Trustees’ and officers’ fees	43,114

Professional fees	28,798

Administrative fees	23,535

Custodian and accounting fees	21,330

Shareholder reports	16,183

Transfer agent fees	9,855

Other expenses	11,764

Total Expenses	941,685

Less: Fees waived	(35,880)

Total Expenses, Net	905,805

Net Investment Income/(Loss)	926,926

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	(225,320)

Net change in unrealized appreciation/(depreciation) on investments	22,308,614

Net Gain on Investments	22,083,294

Net Increase in Net Assets Resulting from Operations	$23,010,220

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$926,926	$1,336,466

Net realized gain/(loss) from investments	(225,320)	3,393,124

Net change in unrealized appreciation/(depreciation) on investments	22,308,614	(13,699,311)

Net Increase/(Decrease) in Net Assets Resulting from Operations	23,010,220	(8,969,721)

Capital Share Transactions

Proceeds from sales of shares	5,940,048	183,635,093

Cost of shares redeemed	(8,709,364)	(20,346,714)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(2,769,316)	163,288,379

Net Increase in Net Assets	20,240,904	154,318,658

Net Assets

Beginning of period	164,861,016	10,542,358

End of period	$185,101,920	$164,861,016

Other Information:

Shares

Sold	457,091	14,707,417

Redeemed	(669,904)	(1,566,707)

Net Increase/(Decrease)	(212,813)	13,140,710

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$11.81	$0.07	$1.58	$1.65	$13.46	13.97	%(4)

Year Ended 12/31/18	12.85	0.12	(1.16)	(1.04)	11.81	(8.09)%

Year Ended 12/31/17	10.70	0.09	2.06	2.15	12.85	20.09%

Period Ended 12/31/16(5)	10.00	0.04	0.66	0.70	10.70	7.00	%(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN GROWTH & INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$185,102	1.01%	(4)	1.05%	(4)	1.03%	(4)	0.99%	(4)	19%	(4)

164,861	1.01%		1.08%		0.94%		0.87%		58%

10,542	0.98%		2.04%		0.81%		(0.25)%		85%

9,457	0.98%	(4)	3.11%	(4)	1.20%	(4)	(0.93)%	(4)	11%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Growth & Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2019, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.65% up to $100 million, 0.60% up to $300 million, 0.55% up to $500 million, and 0.53% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.01% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 0.98%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2019, Park Avenue waived fees and/or paid Fund expenses in the amount of $35,880.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 will not be subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$252,225	$45,009	$147,462	$59,754

Park Avenue has entered into a Sub-Advisory Agreement with AllianceBernstein L.P. (“AllianceBernstein”). AllianceBernstein is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $224,209 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $32,543,233 and $35,963,337, respectively, for the six months ended June 30, 2019. During the six months ended June 30, 2019, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN GROWTH & INCOME VIP FUND

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SHAREHOLDER MEETING RESULTS (UNAUDITED)

At a meeting held on March 27-28, 2019, the Board of Trustees of Guardian Variable Products Trust approved submitting the following proposals (“Proposals”) to shareholders of the Fund at a special meeting to be held on May 24, 2019 (with any postponements or adjournments, “Special Meeting”):

1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval; and

2. To approve a new investment sub-advisory agreement between Park Avenue Institutional Advisers LLC and AllianceBernstein L.P. with respect to the Fund prompted by the Divestiture (as defined in the proxy statement), and to approve, under certain circumstances, any future investment sub-advisory agreements prompted by Change of Control Events (as defined in the proxy statement) that occur as part of the Divestiture.

On or about May 1, 2019, shareholders of record of the Fund as of the close of business on March 29, 2019 were sent a proxy statement containing information regarding the Proposals. The proxy statement also included information about the Special Meeting, at which shareholders of the Fund were asked to consider and approve the Proposals. In addition, the proxy statement included information about voting (or providing voting instructions) on the Proposals and options shareholders had to do so.

The Special Meeting was held on June 26, 2019, and each Proposal passed.

The results of the Special Meeting were as follows:

Proposal 1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval:

Votes For	Votes Against	Abstentions
11,438,257.596	1,905,404.720	604,057.963

Proposal 2. To approve a new investment sub-advisory agreement between Park Avenue Institutional Advisers LLC and AllianceBernstein L.P. with respect to the Fund prompted by the Divestiture, and to approve, under certain circumstances, any future investment sub-advisory agreements prompted by Change of Control Events that occur as part of the Divestiture:

Votes For	Votes Against	Abstentions
11,751,000.972	1,537,404.524	659,314.783

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and (v) any other benefits derived by

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the

Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and benchmark index and performance since inception was higher than the peer group median and benchmark

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

20

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8169

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian Mid Cap Traditional Growth VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Traditional Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $125,382,671

Sector Allocation[1] As of June 30, 2019

Top Ten Holdings[2] As of June 30, 2019

Holding	% of Total Net Assets
WEX, Inc.	2.64%
Constellation Software, Inc.	2.57%
Sensata Technologies Holding PLC	2.46%
Global Payments, Inc.	2.43%
TE Connectivity Ltd.	2.28%
TD Ameritrade Holding Corp.	2.27%
The Cooper Cos., Inc.	2.21%
SS&C Technologies Holdings, Inc.	2.17%
LPL Financial Holdings, Inc.	2.15%
Aon PLC	2.15%
Total	23.33%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$ 1,000.00	$1,267.30	$6.18	1.10%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,019.34	$5.51	1.10%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Common Stocks – 96.7%

Aerospace & Defense - 3.1%

Harris Corp.	8,735	$1,652,051

Teledyne Technologies, Inc.(1)	8,053	2,205,475

		3,857,526
Airlines – 0.7%

Ryanair Holdings PLC, ADR(1)	12,936	829,715

		829,715
Auto Components – 0.3%

Visteon Corp.(1)	7,333	429,567

		429,567
Banks – 0.5%

SVB Financial Group(1)	2,922	656,252

		656,252
Biotechnology – 2.3%

Alkermes PLC(1)	378	8,520

Celgene Corp.(1)	10,645	984,024

Neurocrine Biosciences, Inc.(1)	11,943	1,008,347

Sage Therapeutics, Inc.(1)	1,984	363,251

Sarepta Therapeutics, Inc.(1)	3,798	577,106

		2,941,248
Capital Markets – 5.9%

Cboe Global Markets, Inc.	7,553	782,718

LPL Financial Holdings, Inc.	33,072	2,697,683

MSCI, Inc.	4,224	1,008,649

TD Ameritrade Holding Corp.	57,083	2,849,583

		7,338,633
Commercial Services & Supplies – 2.8%

Cimpress N.V.(1)	13,480	1,225,197

Edenred (France)	19,612	1,000,556

Ritchie Bros Auctioneers, Inc.	37,047	1,230,702

		3,456,455
Consumer Finance – 0.6%

Synchrony Financial	22,638	784,859

		784,859
Containers & Packaging – 1.5%

Sealed Air Corp.	44,071	1,885,357

		1,885,357
Diversified Consumer Services – 1.7%

frontdoor, Inc.(1)	14,560	634,088

ServiceMaster Global Holdings, Inc.(1)	29,121	1,516,913

		2,151,001
Electrical Equipment – 2.5%

Sensata Technologies Holding PLC(1)	62,964	3,085,236

		3,085,236
Electronic Equipment, Instruments & Components – 6.0%

Belden, Inc.	13,990	833,384

Dolby Laboratories, Inc., Class A	19,548	1,262,801

Flex Ltd.(1)	107,025	1,024,229

National Instruments Corp.	36,567	1,535,449

June 30, 2019 (unaudited)	Shares	Value
Electronic Equipment, Instruments & Components (continued)

TE Connectivity Ltd.	29,777	$2,852,041

		7,507,904

Entertainment – 0.5%

Liberty Media Corp-Liberty Formula One, Class C(1)	16,605	621,193

		621,193

Equity Real Estate Investment – 4.1%

Crown Castle International Corp. REIT	19,535	2,546,387

Lamar Advertising Co., Class A REIT	32,818	2,648,741

		5,195,128

Health Care Equipment & Supplies – 6.9%

Boston Scientific Corp.(1)	61,082	2,625,304

ICU Medical, Inc.(1)	4,173	1,051,220

STERIS PLC	1,899	282,723

Teleflex, Inc.	3,184	1,054,382

The Cooper Cos., Inc.	8,215	2,767,551

Varian Medical Systems, Inc.(1)	6,120	833,116

		8,614,296

Hotels, Restaurants & Leisure – 3.3%

Aramark	28,887	1,041,665

Dunkin’ Brands Group, Inc.	23,293	1,855,520

Norwegian Cruise Line Holdings Ltd.(1)	22,571	1,210,483

		4,107,668

Industrial Conglomerates – 1.2%

Carlisle Cos., Inc.	10,943	1,536,507

		1,536,507

Insurance – 5.2%

Aon PLC	13,964	2,694,773

Intact Financial Corp. (Canada)	18,599	1,718,797

WR Berkley Corp.	32,545	2,145,692

		6,559,262

Internet & Direct Marketing Retail – 0.5%

Wayfair, Inc., Class A(1)	4,448	649,408

		649,408

IT Services – 12.7%

Amdocs Ltd.	29,227	1,814,705

Broadridge Financial Solutions, Inc.	17,618	2,249,466

Euronet Worldwide, Inc.(1)	4,535	762,969

Fidelity National Information Services, Inc.	14,978	1,837,501

Gartner, Inc.(1)	7,194	1,157,802

Global Payments, Inc.	19,061	3,052,238

GoDaddy, Inc., Class A(1)	24,182	1,696,367

WEX, Inc.(1)	15,920	3,312,952

		15,884,000

Life Sciences Tools & Services – 4.9%

IQVIA Holdings, Inc.(1)	11,776	1,894,758

PerkinElmer, Inc.	27,810	2,679,216

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2019 (unaudited)	Shares	Value

Life Sciences Tools & Services (continued)

Waters Corp.(1)	7,405	$1,593,852

		6,167,826

Machinery – 3.0%

Rexnord Corp.(1)	45,578	1,377,367

The Middleby Corp.(1)	7,043	955,735

Wabtec Corp.	19,477	1,397,670

		3,730,772

Media – 0.8%

Omnicom Group, Inc.	11,570	948,161

		948,161

Pharmaceuticals – 1.4%

Catalent, Inc.(1)	26,972	1,462,152

Elanco Animal Health, Inc.(1)	9,143	309,034

		1,771,186

Professional Services – 4.7%

CoStar Group, Inc.(1)	4,598	2,547,568

IHS Markit Ltd.(1)	19,199	1,223,360

Verisk Analytics, Inc.	14,809	2,168,926

		5,939,854

Road & Rail – 0.8%

Old Dominion Freight Line, Inc.	6,816	1,017,356

		1,017,356

Semiconductors & Semiconductor Equipment – 7.1%

KLA-Tencor Corp.	18,068	2,135,637

Lam Research Corp.	8,657	1,626,131

Microchip Technology, Inc.	30,041	2,604,555

ON Semiconductor Corp.(1)	83,665	1,690,870

Xilinx, Inc.	7,048	831,100

		8,888,293

Software – 8.7%

Atlassian Corp. PLC, Class A(1)	13,205	1,727,742

Constellation Software, Inc. (Canada)	3,423	3,226,175

Intuit, Inc.	3,280	857,163

Nice Ltd., ADR(1)	17,764	2,433,668

June 30, 2019 (unaudited)	Shares	Value

Software (continued)

SS&C Technologies Holdings, Inc.	47,170	$2,717,464

		10,962,212

Specialty Retail – 0.6%

Williams-Sonoma, Inc.	12,554	816,010

		816,010

Textiles, Apparel & Luxury Goods – 1.8%

Gildan Activewear, Inc.	58,349	2,256,939

		2,256,939

Trading Companies & Distributors – 0.6%

Ferguson PLC (United Kingdom)	10,072	717,922

		717,922

Total Common Stocks (Cost $104,273,951)		121,307,746

	Principal Amount	Value
Short-Term Investment – 3.4%

Repurchase Agreements – 3.4%

Fixed Income Clearing Corp., 0.50%, dated 6/28/2019, proceeds at maturity value of $4,203,175, due 7/1/2019(2)	$4,203,000	4,203,000

Total Repurchase Agreements (Cost $4,203,000)		4,203,000

Total Investments – 100.1% (Cost $108,476,951)		125,510,746

Liabilities in excess of other assets – (0.1)%		(128,075)

Total Net Assets – 100.0%		$125,382,671

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	8/15/2021	$4,160,000	$4,287,654

Legend:

ADR — American Depositary Receipt

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks	$119,589,268	$1,718,478	*	$—	$121,307,746
Repurchase Agreements	—	4,203,000		—	4,203,000
Total	$119,589,268	$5,921,478		$—	$125,510,746

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$125,510,746

Cash	522

Foreign currency, at value	9,175

Dividends/interest receivable	57,547

Receivable for investments sold	37,323

Reimbursement receivable from adviser	17,157

Prepaid expenses	2,957

Total Assets	125,635,427

Liabilities

Payable for fund shares redeemed	103,112

Investment advisory fees payable	79,918

Distribution fees payable	25,270

Accrued audit fees	14,680

Accrued custodian and accounting fees	7,646

Accrued trustees’ and officers’ fees	2,525

Accrued expenses and other liabilities	19,605

Total Liabilities	252,756

Total Net Assets	$125,382,671

Net Assets Consist of:

Paid-in capital	$98,406,431

Distributable earnings	26,976,240

Total Net Assets	$125,382,671

Investments, at Cost	$108,476,951

Foreign Currency, at Cost	$9,170

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	8,064,976

Net Asset Value Per Share	$15.55

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Dividends	$682,955

Interest	8,203

Withholding taxes on foreign dividends	(22,338)

Total Investment Income	668,820

Expenses

Investment advisory fees	482,160

Distribution fees	152,455

Trustees’ and officers’ fees	28,939

Custodian and accounting fees	26,305

Professional fees	24,056

Administrative fees	23,535

Shareholder reports	14,733

Transfer agent fees	6,870

Other expenses	8,402

Total Expenses	767,455

Less: Fees waived	(96,652)

Total Expenses, Net	670,803

Net Investment Income/(Loss)	(1,983)

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	3,086,945

Net realized gain/(loss) from foreign currency transactions	(245)

Net change in unrealized appreciation/(depreciation) on investments	25,464,882

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	4

Net Gain on Investments and Foreign Currency Transactions	28,551,586

Net Increase in Net Assets Resulting From Operations	$28,549,603

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$(1,983)	$(70,021)

Net realized gain/(loss) from investments and foreign currency transactions	3,086,700	5,091,851

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	25,464,886	(10,889,842)

Net Increase/(Decrease) in Net Assets Resulting from Operations	28,549,603	(5,868,012)

Capital Share Transactions

Proceeds from sales of shares	41,987	120,913,855

Cost of shares redeemed	(13,274,106)	(17,662,081)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(13,232,119)	103,251,774

Net Increase in Net Assets	15,317,484	97,383,762

Net Assets

Beginning of period	110,065,187	12,681,425

End of period	$125,382,671	$110,065,187

Other Information:

Shares

Sold	3,182	9,277,053

Redeemed	(907,097)	(1,305,053)

Net Increase/(Decrease)	(903,915)	7,972,000

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$12.27	$(0.00	)(4)	$3.28	$3.28	$15.55	26.73%	(5)

Year Ended 12/31/18	12.72	(0.01)		(0.44)	(0.45)	12.27	(3.54)%

Year Ended 12/31/17	9.99	(0.02)		2.75	2.73	12.72	27.33%

Period Ended 12/31/16(7)	10.00	0.00	(8)	(0.01)	(0.01)	9.99	(0.10)%	(5)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/ (Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Loss to Average Net Assets		Portfolio Turnover Rate

$125,383	1.10%	(5)	1.26%	(5)	(0.00)%	(5),(6)	(0.16)%	(5)	5%	(5)

110,065	1.10%		1.31%		(0.07)%		(0.28)%		30%

12,681	1.09%		2.15%		(0.20)%		(1.26)%		35%

13,272	1.09%	(5)	2.93%	(5)	0.14%	(5)	(1.70)%	(5)	5%	(5)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)	Rounds to $(0.00) per share.

(5)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(6)	Rounds to (0.00)%.

(7)	Commenced operations on September 1, 2016.

(8)	Rounds to $0.00 per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Mid Cap Traditional Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term growth of capital.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services – Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2019, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% up to $100 million, 0.75% up to $300 million, and 0.73% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.10% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.09%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2019, Park Avenue waived fees and/or paid Fund expenses in the amount of $96,652.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 will not be subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$328,231	$54,113	$192,946	$81,172

Park Avenue has entered into a Sub-Advisory Agreement with Janus Capital Management LLC (“Janus Capital”). Janus Capital is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $152,455 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $6,125,430 and $21,356,875, respectively, for the six months ended June 30, 2019. During the six months ended June 30, 2019, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP TRADITIONAL GROWTH VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

(v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the

Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and benchmark index and performance since inception was

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

higher than the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

19

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8177

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian Mid Cap Relative Value VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Mid Cap Relative Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $231,171,313

Sector Allocation[1] As of June 30, 2019

Top Ten Holdings[2] As of June 30, 2019

Holding	% of Total Net Assets
Jacobs Engineering Group, Inc.	2.95%
Brown & Brown, Inc.	2.90%
Ameren Corp.	2.79%
American Water Works Co., Inc.	2.75%
Amdocs Ltd.	2.69%
Kansas City Southern	2.67%
American Electric Power Co., Inc.	2.63%
Fidelity National Information Services, Inc.	2.51%
Republic Services, Inc.	2.45%
Arch Capital Group Ltd.	2.28%
Total	26.62%

1	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.
2	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities.

1

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$1,000.00	$1,221.80	$5.51	1.00%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,019.84	$5.01	1.00%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

2

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Common Stocks – 96.5%

Aerospace & Defense – 1.4%

Harris Corp.	17,309	$3,273,651

		3,273,651
Auto Components – 1.0%

Aptiv PLC	29,945	2,420,454

		2,420,454
Banks – 5.8%

Fifth Third Bancorp	134,297	3,746,886

PacWest Bancorp	82,902	3,219,085

Regions Financial Corp.	246,826	3,687,581

Zions Bancorporation N.A.	57,833	2,659,161

		13,312,713
Beverages – 2.1%

Molson Coors Brewing Co., Class B	85,656	4,796,736

		4,796,736
Building Products – 1.2%

Owens Corning	47,569	2,768,516

		2,768,516
Capital Markets – 1.0%

Northern Trust Corp.	25,677	2,310,930

		2,310,930
Chemicals – 2.0%

PPG Industries, Inc.	39,154	4,569,663

		4,569,663
Commercial Services & Supplies – 2.4%

Republic Services, Inc.	65,334	5,660,538

		5,660,538
Construction & Engineering – 3.0%

Jacobs Engineering Group, Inc.	80,879	6,825,379

		6,825,379
Construction Materials – 1.1%

Eagle Materials, Inc.	27,922	2,588,369

		2,588,369
Containers & Packaging – 4.1%

International Paper Co.	50,327	2,180,166

Packaging Corp. of America	33,232	3,167,674

Sealed Air Corp.	95,610	4,090,196

		9,438,036
Electric Utilities – 3.9%

American Electric Power Co., Inc.	69,220	6,092,052

FirstEnergy Corp.	66,067	2,828,329

		8,920,381

Electrical Equipment – 0.6%

Acuity Brands, Inc.	9,338	1,287,804

		1,287,804

Energy Equipment & Services – 1.7%

Baker Hughes a GE Co.	48,631	1,197,782

National Oilwell Varco, Inc.	89,427	1,987,962

June 30, 2019 (unaudited)	Shares	Value

Energy Equipment & Services (continued)

Patterson-UTI Energy, Inc.	65,236	$750,866

		3,936,610
Equity Real Estate Investment – 4.7%

American Campus Communities, Inc. REIT	77,767	3,589,725

Invitation Homes, Inc. REIT	152,007	4,063,147

Mid-America Apartment Communities, Inc. REIT	26,501	3,120,758

		10,773,630
Food Products – 0.6%

Lamb Weston Holdings, Inc.	22,711	1,438,969

		1,438,969
Health Care Equipment & Supplies – 4.8%

Alcon, Inc.(1)	18,745	1,163,127

STERIS PLC	17,434	2,595,574

Varian Medical Systems, Inc.(1)	29,246	3,981,258

Zimmer Biomet Holdings, Inc.	27,955	3,291,422

		11,031,381
Health Care Providers & Services – 3.0%

Humana, Inc.	17,398	4,615,689

Universal Health Services, Inc., Class B	17,153	2,236,580

		6,852,269
Hotels, Restaurants & Leisure – 2.7%

The Wendy’s Co.	164,250	3,216,015

Vail Resorts, Inc.	10,196	2,274,932

Yum China Holdings, Inc.	18,376	848,971

		6,339,918
Household Durables – 2.6%

DR Horton, Inc.	46,158	1,990,794

Mohawk Industries, Inc.(1)	26,846	3,958,980

		5,949,774
Household Products – 0.4%

Spectrum Brands Holdings, Inc.	18,390	988,830

		988,830
Industrial Conglomerates – 1.8%

Carlisle Cos., Inc.	29,287	4,112,188

		4,112,188
Insurance – 12.4%

Arch Capital Group Ltd.(1)	142,104	5,269,216

Brown & Brown, Inc.	199,898	6,696,583

Fidelity National Financial, Inc.	112,586	4,537,216

Loews Corp.	91,211	4,986,505

The Allstate Corp.	47,432	4,823,360

Willis Towers Watson PLC	11,933	2,285,647

		28,598,527
IT Services – 7.3%

Amdocs Ltd.	100,302	6,227,751

Euronet Worldwide, Inc.(1)	19,712	3,316,347

The accompanying notes are an integral part of these financial statements.	3

SCHEDULE OF INVESTMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2019 (unaudited)	Shares	Value
IT Services (continued)

Fidelity National Information Services, Inc.	47,294	$5,802,028

Leidos Holdings, Inc.	19,793	1,580,471

		16,926,597
Life Sciences Tools & Services – 1.1%

Charles River Laboratories International, Inc.(1)	18,758	2,661,760

		2,661,760
Machinery – 2.3%

Cummins, Inc.	14,088	2,413,838

Stanley Black & Decker, Inc.	20,389	2,948,453

		5,362,291
Media – 1.3%

Discovery, Inc., Class C(1)	103,901	2,955,983

		2,955,983

Mortgage Real Estate Investment – 1.4%

Annaly Capital Management, Inc. REIT	357,016	3,259,556

		3,259,556
Multiline Retail – 1.1%

Kohl’s Corp.	53,066	2,523,288

		2,523,288
Multi-Utilities – 2.8%

Ameren Corp.	85,828	6,446,541

		6,446,541
Oil, Gas & Consumable Fuels – 3.7%

Cimarex Energy Co.	41,202	2,444,515

Devon Energy Corp.	49,965	1,425,002

Hess Corp.	33,744	2,145,106

Valero Energy Corp.	14,188	1,214,635

WPX Energy, Inc.(1)	114,352	1,316,191

		8,545,449
Real Estate Management & Development – 2.2%

CBRE Group, Inc., Class A(1)	101,388	5,201,204

		5,201,204
Road & Rail – 2.7%

Kansas City Southern	50,591	6,162,996

		6,162,996
Semiconductors & Semiconductor Equipment – 0.8%

Analog Devices, Inc.	15,695	1,771,495

		1,771,495

June 30, 2019 (unaudited)	Shares	Value
Software – 0.6%

Check Point Software Technologies Ltd.(1)	12,531	$1,448,709

		1,448,709
Technology Hardware, Storage & Peripherals – 1.5%

NCR Corp.(1)	114,541	3,562,225

		3,562,225
Trading Companies & Distributors – 0.7%

AerCap Holdings NV(1)	32,803	1,706,084

		1,706,084
Water Utilities – 2.7%

American Water Works Co., Inc.	54,818	6,358,888

		6,358,888

Total Common Stocks (Cost $207,046,072)		223,088,332

	Principal Amount	Value
Short-Term Investment – 3.4%

Repurchase Agreements – 3.4%

Fixed Income Clearing Corp., 0.50%, dated 6/28/2019, proceeds at maturity value of $7,749,323, due 7/1/2019(2)	$7,749,000	7,749,000

Total Repurchase Agreements (Cost $7,749,000)		7,749,000

Total Investments – 99.9% (Cost $214,795,072)		230,837,332

Assets in excess of other liabilities – 0.1%		333,981

Total Net Assets – 100.0%		$231,171,313

(1)	Non–income–producing security.
(2)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	8/15/2021	$7,670,000	$7,905,362

Legend:

REIT — Real Estate Investment Trust

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Common Stocks	$223,088,332	$—	$—	$223,088,332
Repurchase Agreements	—	7,749,000	—	7,749,000
Total	$223,088,332	$7,749,000	$—	$230,837,332

4	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$230,837,332

Cash	69

Receivable for investments sold	917,552

Dividends/interest receivable	332,900

Reimbursement receivable from adviser	19,620

Prepaid expenses	5,256

Total Assets	232,112,729

Liabilities

Payable for investments purchased	611,793

Investment advisory fees payable	128,993

Payable for fund shares redeemed	100,265

Distribution fees payable	46,598

Accrued audit fees	14,680

Accrued custodian and accounting fees	8,755

Accrued trustees’ and officers’ fees	3,545

Accrued expenses and other liabilities	26,787

Total Liabilities	941,416

Total Net Assets	$231,171,313

Net Assets Consist of:

Paid-in capital	$208,242,329

Distributable earnings	22,928,984

Total Net Assets	$231,171,313

Investments, at Cost	$214,795,072

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	18,403,845

Net Asset Value Per Share	$12.56

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Dividends	$2,073,881

Interest	21,064

Total Investment Income	2,094,945

Expenses

Investment advisory fees	776,783

Distribution fees	280,593

Trustees’ and officers’ fees	52,457

Professional fees	32,190

Custodian and accounting fees	26,000

Administrative fees	23,535

Shareholder reports	18,620

Transfer agent fees	9,632

Other expenses	14,260

Total Expenses	1,234,070

Less: Fees waived	(111,699)

Total Expenses, Net	1,122,371

Net Investment Income/(Loss)	972,574

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments

Net realized gain/(loss) from investments	1,983,934

Net change in unrealized appreciation/(depreciation) on investments	41,367,969

Net Gain on Investments	43,351,903

Net Increase in Net Assets Resulting From Operations	$44,324,477

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$972,574	$1,132,362

Net realized gain/(loss) from investments	1,983,934	1,377,970

Net change in unrealized appreciation/(depreciation) on investments	41,367,969	(26,909,351)

Net Increase/(Decrease) in Net Assets Resulting from Operations	44,324,477	(24,399,019)

Capital Share Transactions

Proceeds from sales of shares	57,140	233,892,549

Cost of shares redeemed	(17,395,687)	(18,104,929)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(17,338,547)	215,787,620

Net Increase in Net Assets	26,985,930	191,388,601

Net Assets

Beginning of period	204,185,383	12,796,782

End of period	$231,171,313	$204,185,383

Other Information:

Shares

Sold	4,696	20,351,298

Redeemed	(1,454,837)	(1,562,377)

Net Increase/(Decrease)	(1,450,141)	18,788,921

6	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

7

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$10.28	$0.05	$2.23	$2.28	$12.56	22.18%	(4)

Year Ended 12/31/18	12.02	0.08	(1.82)	(1.74)	10.28	(14.48)%

Year Ended 12/31/17	10.81	0.10	1.11	1.21	12.02	11.19%

Period Ended 12/31/16(5)	10.00	0.03	0.78	0.81	10.81	8.10%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/ (Loss) to Average Net Assets		Portfolio Turnover Rate

$231,171	1.00%	(4)	1.10%	(4)	0.87%	(4)	0.77%	(4)	17%	(4)

204,185	1.00%		1.14%		0.66%		0.52%		31%

12,797	1.09%		2.09%		0.87%		(0.13)%		76%

14,921	1.09%	(4)	2.80%	(4)	0.93%	(4)	(0.76)%	(4)	14%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Mid Cap Relative Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices.

Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2019, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.72% up to $100 million, 0.67% up to $300 million, 0.62% up to $500 million, and 0.60% in excess of $500 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.00% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.09%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2019, Park Avenue waived fees and/or paid Fund expenses in the amount of $111,699.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 will not be subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$324,090	$52,843	$191,233	$80,014

Park Avenue has entered into a Sub-Advisory Agreement with Wells Capital Management Incorporated (“Wells Capital”). Wells Capital is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $280,593 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $37,784,875 and $57,400,770, respectively, for the six months ended June 30, 2019. During the six months ended June 30, 2019, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN MID CAP RELATIVE VALUE VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SHAREHOLDER MEETING RESULTS (UNAUDITED)

At a meeting held on March 27-28, 2019, the Board of Trustees of Guardian Variable Products Trust approved submitting the following proposal (“Proposal”) to shareholders of the Fund at a special meeting to be held on May 24, 2019 (with any postponements or adjournments, “Special Meeting”):

1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval.

On or about May 1, 2019, shareholders of record of the Fund as of the close of business on March 29, 2019 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Fund were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting (or providing voting instructions) on the Proposal and options shareholders had to do so.

The Special Meeting was held on June 26, 2019, and the Proposal passed.

The results of the Special Meeting were as follows:

Proposal 1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval:

Votes For	Votes Against	Abstentions
15,306,620.548	2,956,833.407	1,034,411.883

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

(v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and benchmark index and performance since inception was

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

higher than the peer group median and benchmark index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

20

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8176

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian International Growth VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Growth VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $145,743,867

Geographic Region Allocation[1] As of June 30, 2019

Sector Allocation[2] As of June 30, 2019

1

GUARDIAN INTERNATIONAL GROWTH VIP FUND

Top Ten Holdings[1] As of June 30, 2019

Holding	Country	% of Total Net Assets
Nestle S.A. (Reg S)	Switzerland	5.97%
Roche Holding AG	Switzerland	3.86%
AIA Group Ltd.	Hong Kong	3.51%
Unilever PLC	United Kingdom	3.29%
SAP SE	Germany	3.18%
LVMH Moet Hennessy Louis Vuitton SE	France	2.95%
Novartis AG (Reg S)	Switzerland	2.90%
Diageo PLC	United Kingdom	2.78%
ASML Holding N.V.	Netherlands	2.63%
Airbus SE	Netherlands	2.49%
Total		33.56%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$1,000.00	$1,210.90	$6.47	1.18%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,018.94	$5.91	1.18%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Common Stocks – 98.8%

Cayman Islands – 2.6%

Alibaba Group Holding Ltd., ADR(1)	11,021	$1,867,508

Tencent Holdings Ltd.	40,400	1,827,717

		3,695,225
China – 1.3%

Ping An Insurance Group Co. of China Ltd., Class H	161,000	1,937,754

		1,937,754
Denmark – 3.6%

Genmab A/S(1)	8,907	1,639,908

Novo Nordisk A/S, Class B	69,921	3,566,655

		5,206,563
France – 8.3%

EssilorLuxottica S.A.	18,637	2,436,197

L’Oreal S.A.	10,016	2,853,008

LVMH Moet Hennessy Louis Vuitton SE	10,109	4,303,315

Safran S.A.	17,203	2,520,781

		12,113,301
Germany – 12.7%

adidas AG	9,911	3,059,769

Beiersdorf AG	16,653	1,998,918

Continental AG	11,104	1,618,892

Delivery Hero SE(1)(2)	37,399	1,696,379

Deutsche Boerse AG	14,603	2,065,671

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Reg S)	7,656	1,921,459

SAP SE	33,721	4,635,325

Zalando SE(1)(2)	33,534	1,487,892

		18,484,305
Hong Kong – 5.2%

AIA Group Ltd.	472,800	5,111,273

Hong Kong Exchanges & Clearing Ltd.	69,900	2,470,679

		7,581,952
India – 1.6%

HDFC Bank Ltd., ADR	18,088	2,352,164

		2,352,164
Ireland – 1.5%

Linde PLC	10,657	2,143,051

		2,143,051
Italy – 1.0%

FinecoBank Banca Fineco S.p.A.	132,142	1,474,038

		1,474,038
Japan – 16.7%

Asahi Group Holdings Ltd.	49,900	2,248,656

Daikin Industries Ltd.	18,800	2,460,727

Keyence Corp.	4,900	3,011,244

Makita Corp.	58,700	2,000,030

Nidec Corp.	17,100	2,346,503

June 30, 2019 (unaudited)	Shares	Value
Japan (continued)

Recruit Holdings Co. Ltd.	74,900	$2,503,983

Shimano, Inc.	12,400	1,842,474

Shin-Etsu Chemical Co. Ltd.	24,400	2,278,193

Shiseido Co. Ltd.	25,900	1,956,163

SMC Corp.	6,000	2,246,381

Yamaha Motor Co. Ltd.	81,000	1,444,045

		24,338,399
Netherlands – 5.1%

Airbus SE	25,582	3,627,398

ASML Holding N.V.	18,351	3,836,592

		7,463,990
Spain – 1.7%

Industria de Diseno Textil S.A.	80,347	2,414,039

		2,414,039
Sweden – 2.9%

Assa Abloy AB, Class B	91,250	2,065,767

Atlas Copco AB, Class A	66,799	2,135,339

		4,201,106
Switzerland – 15.8%

Alcon, Inc.(1)	33,032	2,042,972

Lonza Group AG (Reg S)(1)	7,282	2,457,491

Nestle S.A. (Reg S)	84,098	8,706,559

Novartis AG (Reg S)	46,188	4,224,678

Roche Holding AG	19,997	5,626,482

		23,058,182
Taiwan – 1.1%

Taiwan Semiconductor Manufacturing Co. Ltd., ADR	42,214	1,653,522

		1,653,522
United Kingdom – 17.7%

Burberry Group PLC	81,577	1,935,357

Diageo PLC	94,046	4,050,021

Ferguson PLC	26,371	1,879,697

InterContinental Hotels Group PLC	26,302	1,731,043

Intertek Group PLC	34,443	2,412,988

London Stock Exchange Group PLC	32,262	2,247,810

RELX PLC	118,087	2,857,663

Smith & Nephew PLC	104,203	2,261,206

St James’s Place PLC	119,891	1,674,972

Unilever PLC	77,126	4,789,361

		25,840,118

Total Common Stocks (Cost $131,570,885)		143,957,709

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value
Short-Term Investment – 1.0%

Repurchase Agreements – 1.0%

Fixed Income Clearing Corp., 0.50%, dated 6/28/2019, proceeds at maturity value of $1,451,060, due 7/1/2019(3)	$1,451,000	$1,451,000

Total Repurchase Agreements (Cost $1,451,000)		1,451,000

Total Investments – 99.8% (Cost $133,021,885)		145,408,709

Assets in excess of other liabilities – 0.2%		335,158

Total Net Assets – 100.0%		$145,743,867
(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2019, the aggregate market value of these securities amounted to $3,184,271, representing 2.2% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	8/15/2021	$1,440,000	$1,484,188

Legend:

ADR — American Depositary Receipt

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Cayman Islands	$1,867,508	$1,827,717	*	$—	$3,695,225
China	—	1,937,754	*	—	1,937,754
Denmark	—	5,206,563	*	—	5,206,563
France	—	12,113,301	*	—	12,113,301
Germany	—	18,484,305	*	—	18,484,305
Hong Kong	—	7,581,952	*	—	7,581,952
India	2,352,164	—		—	2,352,164
Ireland	—	2,143,051	*	—	2,143,051
Italy	—	1,474,038	*	—	1,474,038
Japan	—	24,338,399	*	—	24,338,399
Netherlands	—	7,463,990	*	—	7,463,990
Spain	—	2,414,039	*	—	2,414,039
Sweden	—	4,201,106	*	—	4,201,106
Switzerland	—	23,058,182	*	—	23,058,182
Taiwan	1,653,522	—		—	1,653,522
United Kingdom	—	25,840,118	*	—	25,840,118
Repurchase Agreements	—	1,451,000		—	1,451,000
Total	$5,873,194	$139,535,515		$—	$145,408,709

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

The accompanying notes are an integral part of these financial statements.	5

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$145,408,709

Cash	874

Foreign currency, at value	136,886

Receivable for investments sold	346,494

Foreign tax reclaims receivable	217,099

Dividends/interest receivable	154,641

Reimbursement receivable from adviser	11,022

Prepaid expenses	3,251

Total Assets	146,278,976

Liabilities

Payable for investments purchased	299,653

Investment advisory fees payable	91,574

Payable for fund shares redeemed	61,213

Distribution fees payable	29,155

Accrued custodian and accounting fees	21,982

Accrued audit fees	14,319

Accrued trustees’ and officers’ fees	1,548

Accrued expenses and other liabilities	15,665

Total Liabilities	535,109

Total Net Assets	$145,743,867

Net Assets Consist of:

Paid-in capital	$142,557,207

Distributable earnings	3,186,660

Total Net Assets	$145,743,867

Investments, at Cost	$133,021,885

Foreign Currency, at Cost	$136,847

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	11,757,424

Net Asset Value Per Share	$12.40

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Dividends	$2,132,264

Interest	6,638

Withholding taxes on foreign dividends	(218,853)

Total Investment Income	1,920,049

Expenses

Investment advisory fees	555,995

Distribution fees	177,067

Custodian and accounting fees	47,869

Trustees’ and officers’ fees	32,434

Professional fees	26,633

Administrative fees	23,535

Shareholder reports	17,495

Transfer agent fees	7,700

Other expenses	9,191

Total Expenses	897,919

Less: Fees waived	(62,164)

Total Expenses, Net	835,755

Net Investment Income/(Loss)	1,084,294

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(3,963,045)

Net realized gain/(loss) from foreign currency transactions	4,189

Net change in unrealized appreciation/(depreciation) on investments	30,146,987

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	2,968

Net Gain on Investments and Foreign Currency Transactions	26,191,099

Net Increase in Net Assets Resulting From Operations	$27,275,393

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$1,084,294	$1,153,053

Net realized gain/(loss) from investments and foreign currency transactions	(3,958,856)	(8,649,086)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	30,149,955	(19,844,261)

Net Increase/(Decrease) in Net Assets Resulting from Operations	27,275,393	(27,340,294)

Capital Share Transactions

Proceeds from sales of shares	2,200,915	163,773,670

Cost of shares redeemed	(14,869,066)	(15,932,351)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(12,668,151)	147,841,319

Net Increase in Net Assets	14,607,242	120,501,025

Net Assets

Beginning of period	131,136,625	10,635,600

End of period	$145,743,867	$131,136,625

Other Information:

Shares

Sold	202,782	13,300,264

Redeemed	(1,256,384)	(1,332,858)

Net Increase/(Decrease)	(1,053,602)	11,967,406

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income/(Loss)(1)		Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$10.24	$0.09		$2.07	$2.16	$12.40	21.09%	(4)

Year Ended 12/31/18	12.61	0.12		(2.49)	(2.37)	10.24	(18.79)%

Year Ended 12/31/17	9.62	0.09		2.90	2.99	12.61	31.08%

Period Ended 12/31/16(5)	10.00	(0.00	)(6)	(0.38)	(0.38)	9.62	(3.80)%	(4)

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income/(Loss) to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$145,744	1.18%	(4)	1.27%	(4)	1.53%	(4)	1.44%	(4)	15%	(4)

131,137	1.18%		1.32%		1.07%		0.93%		61%

10,636	1.22%		2.49%		0.79%		(0.48)%		32%

10,980	1.22%	(4)	3.20%	(4)	(0.06)%	(4)	(2.04)%	(4)	8%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income/(Loss) to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

(6)	Rounds to $(0.00) per share.

The accompanying notes are an integral part of these financial statements.	9

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian International Growth VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks total return consisting of long-term capital growth and current income.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

10

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

e. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 1.18% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.22%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2019, Park Avenue waived fees and/or paid Fund expenses in the amount of $62,164.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 will not be subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$307,518	$48,645	$174,590	$84,283

Park Avenue has entered into a Sub-Advisory Agreement with J.P. Morgan Investment Management Inc. (“J.P. Morgan”). J.P. Morgan is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $177,067 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $20,256,099 and $31,649,844, respectively, for the six months ended June 30, 2019. During the six months ended June 30, 2019, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL GROWTH VIP FUND

to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

14

SHAREHOLDER MEETING RESULTS (UNAUDITED)

At a meeting held on March 27-28, 2019, the Board of Trustees of Guardian Variable Products Trust approved submitting the following proposal (“Proposal”) to shareholders of the Fund at a special meeting to be held on May 24, 2019 (with any postponements or adjournments, “Special Meeting”):

1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval.

On or about May 1, 2019, shareholders of record of the Fund as of the close of business on March 29, 2019 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Fund were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting (or providing voting instructions) on the Proposal and options shareholders had to do so.

The Special Meeting was held on June 26, 2019, and the Proposal passed.

The results of the Special Meeting were as follows:

Proposal 1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval:

Votes For	Votes Against	Abstentions
10,433,703.198	1,738,896.395	546,744.881

15

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

(v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and benchmark index and performance since inception was higher than the peer group median and benchmark

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with the Funds. The Trustees acknowledged that the Funds

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the

potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

19

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

20

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8171

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian International Value VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian International Value VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN INTERNATIONAL VALUE VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $227,146,936

Geographic Region Allocation[1] As of June 30, 2019

Sector Allocation[2] As of June 30, 2019

1

GUARDIAN INTERNATIONAL VALUE VIP FUND

Top Ten Holdings[1] As of June 30, 2019

Holding	Country	% of Total Net Assets
Novartis AG (Reg S)	Switzerland	3.96%
SAP SE	Germany	3.64%
Royal Dutch Shell PLC, Class A	United Kingdom	3.36%
Aon PLC	United Kingdom	3.09%
Medtronic PLC	Ireland	2.71%
Anheuser-Busch InBev S.A.	Belgium	2.65%
RELX PLC	United Kingdom	2.59%
Sanofi	France	2.41%
Prudential PLC	United Kingdom	2.35%
Unilever PLC	United Kingdom	2.35%
Total		29.11%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2	The Fund’s holdings are allocated to each sector based on the MSCI Global Industry Classification Standard (GICS®). Cash includes short-term investments and net other assets and liabilities.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$ 1,000.00	$1,156.80	$5.03	0.94%
Based on Hypothetical Return (5% Return Before Expenses)	$ 1,000.00	$1,020.13	$4.71	0.94%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2019 (unaudited)	Shares	Value
Common Stocks – 94.7%

Australia – 1.2%

Amcor PLC	238,213	$2,707,574

		2,707,574
Belgium – 2.6%

Anheuser-Busch InBev S.A.	67,971	6,019,851

		6,019,851
Canada – 5.3%

Canadian National Railway Co.	27,747	2,568,009

National Bank of Canada	56,949	2,705,355

Rogers Communications, Inc., Class B	45,400	2,430,255

Suncor Energy, Inc.	142,310	4,439,207

		12,142,826
China – 1.7%

Ping An Insurance Group Co. of China Ltd., Class H	317,500	3,821,347

		3,821,347
Denmark – 1.6%

Carlsberg A/S, Class B	26,676	3,537,252

		3,537,252
Finland – 2.5%

Nordea Bank Abp	335,897	2,440,514

Sampo OYJ, Class A	67,785	3,198,962

		5,639,476
France – 13.0%

Air Liquide S.A.	25,168	3,521,814

Atos SE	30,352	2,537,778

Cie Generale des Etablissements Michelin SCA	18,362	2,329,548

Engie S.A.	193,795	2,942,940

Safran S.A.	35,965	5,270,004

Sanofi	63,138	5,461,999

Vinci S.A.	31,910	3,271,658

Vivendi S.A.	149,296	4,114,861

		29,450,602
Germany – 5.0%

Fresenius SE & Co. KGaA	29,889	1,619,282

SAP SE	60,180	8,272,408

Vonovia SE	30,002	1,432,842

		11,324,532
India – 1.1%

ICICI Bank Ltd., ADR	203,250	2,558,917

		2,558,917
Ireland – 3.8%

Medtronic PLC	63,179	6,153,003

Ryanair Holdings PLC, ADR(1)	38,294	2,456,177

		8,609,180
Israel – 1.2%

Bank Leumi Le-Israel BM	368,047	2,659,455

		2,659,455

June 30, 2019 (unaudited)	Shares	Value
Japan – 12.8%

Daiwa House Industry Co. Ltd.	168,212	$4,912,498

Hitachi Ltd.	46,500	1,708,967

Kao Corp.	37,930	2,893,685

Makita Corp.	76,600	2,609,920

Nexon Co. Ltd.(1)	213,500	3,099,528

Pan Pacific International Holdings Corp.	33,057	2,101,135

Shin-Etsu Chemical Co. Ltd.	42,900	4,005,511

Sumitomo Mitsui Financial Group, Inc.	98,200	3,477,260

Suzuki Motor Corp.	48,900	2,301,677

Yamaha Corp.	43,100	2,052,142

		29,162,323
Netherlands – 4.1%

ABN AMRO Bank N.V.(2)	99,416	2,127,268

Koninklijke DSM N.V.	25,783	3,187,889

Wolters Kluwer N.V.	53,485	3,893,844

		9,209,001
Norway – 2.3%

Equinor ASA	109,200	2,163,467

Telenor ASA	149,681	3,180,826

		5,344,293
Republic of Korea – 1.2%

Samsung Electronics Co. Ltd.	66,916	2,728,298

		2,728,298
Singapore – 2.7%

DBS Group Holdings Ltd.	218,280	4,190,234

NetLink NBN Trust	2,834,600	1,864,572

		6,054,806
Spain – 1.4%

Red Electrica Corp. S.A.	156,631	3,260,958

		3,260,958
Sweden – 3.5%

Assa Abloy AB, Class B	220,959	5,002,190

Epiroc AB, Class A	291,887	3,039,233

		8,041,423
Switzerland – 4.8%

ABB Ltd.	94,091	1,889,426

Novartis AG (Reg S)	98,423	9,002,457

		10,891,883
United Kingdom – 22.9%

Aon PLC	36,324	7,009,806

BHP Group PLC	130,045	3,319,058

Compass Group PLC	138,175	3,311,393

Diageo PLC	68,601	2,954,251

Ferguson PLC	31,260	2,228,180

Howden Joinery Group PLC	159,872	1,029,434

Informa PLC	286,123	3,037,575

Network International Holdings PLC(1)(2)	154,455	1,163,863

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2019 (unaudited)	Shares	Value
United Kingdom (continued)

Prudential PLC	245,467	$5,346,436

RELX PLC	242,457	5,892,728

Royal Dutch Shell PLC, Class A	232,700	7,619,703

RSA Insurance Group PLC	305,125	2,240,427

The Weir Group PLC	74,279	1,459,108

Unilever PLC	86,072	5,344,888

		51,956,850

Total Common Stocks (Cost $209,048,425)		215,120,847

	Shares	Value
Preferred Stocks – 1.8%

Germany – 1.8%

Volkswagen AG, 3.00%	23,630	3,982,245

		3,982,245

Total Preferred Stocks (Cost $4,457,834)		3,982,245

June 30, 2019 (unaudited)	Principal Amount	Value
Short-Term Investment – 3.5%

Repurchase Agreements – 3.5%

Fixed Income Clearing Corp., 0.50%, dated 6/28/2019, proceeds at maturity value of $7,992,333, due 7/1/2019(3)	$7,992,000	$7,992,000

Total Repurchase Agreements (Cost $7,992,000)		7,992,000

Total Investments – 100.0% (Cost $221,498,259)		227,095,092

Assets in excess of other liabilities – 0.0%		51,844

Total Net Assets – 100.0%		$227,146,936

(1)	Non–income–producing security.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2019, the aggregate market value of these securities amounted to $3,291,131, representing 1.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	8/15/2021	$7,910,000	$8,152,726

Legend:

ADR — American Depositary Receipt

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2		Level 3	Total
Common Stocks
Australia	$2,707,574	$—		$—	$2,707,574
Belgium	—	6,019,851	*	—	6,019,851
Canada	12,142,826	—		—	12,142,826
China	—	3,821,347	*	—	3,821,347
Denmark	—	3,537,252	*	—	3,537,252
Finland	—	5,639,476	*	—	5,639,476
France	—	29,450,602	*	—	29,450,602
Germany	—	11,324,532	*	—	11,324,532
India	2,558,917	—		—	2,558,917
Ireland	8,609,180	—		—	8,609,180
Israel	—	2,659,455	*	—	2,659,455
Japan	—	29,162,323	*	—	29,162,323
Netherlands	—	9,209,001	*	—	9,209,001
Norway	—	5,344,293	*	—	5,344,293
Republic of Korea	—	2,728,298	*	—	2,728,298
Singapore	—	6,054,806	*	—	6,054,806
Spain	—	3,260,958	*	—	3,260,958
Sweden	—	8,041,423	*	—	8,041,423
Switzerland	—	10,891,883	*	—	10,891,883
United Kingdom	7,009,806	44,947,044	*	—	51,956,850
Preferred Stocks
Germany	—	3,982,245	*	—	3,982,245
Repurchase Agreements	—	7,992,000		—	7,992,000
Total	$33,028,303	$194,066,789		$—	$227,095,092

*

Consists of certain foreign securities whose values were determined by a pricing service using pricing models (See Note 2a in Notes to Financial Statements). These investments in securities were classified as Level 2 rather than Level 1.

6	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$227,095,092

Cash	743

Foreign currency, at value	192,330

Receivable for investments sold	759,668

Dividends/interest receivable	197,753

Foreign tax reclaims receivable	146,317

Reimbursement receivable from adviser	48,865

Prepaid expenses	5,211

Total Assets	228,445,979

Liabilities

Payable for investments purchased	944,082

Investment advisory fees payable	142,027

Payable for fund shares redeemed	108,552

Distribution fees payable	45,972

Accrued audit fees	15,819

Accrued custodian and accounting fees	13,191

Accrued trustees’ and officers’ fees	3,815

Accrued expenses and other liabilities	25,585

Total Liabilities	1,299,043

Total Net Assets	$227,146,936

Net Assets Consist of:

Paid-in capital	$227,098,422

Distributable earnings	48,514

Total Net Assets	$227,146,936

Investments, at Cost	$221,498,259

Foreign Currency, at Cost	$192,351

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	19,620,092

Net Asset Value Per Share	$11.58

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Dividends	$5,225,281

Interest	17,171

Withholding taxes on foreign dividends	(545,754)

Total Investment Income	4,696,698

Expenses

Investment advisory fees	854,256

Distribution fees	276,487

Trustees’ and officers’ fees	51,928

Custodian and accounting fees	43,397

Professional fees	32,861

Administrative fees	23,535

Shareholder reports	19,387

Transfer agent fees	8,928

Other expenses	14,301

Total Expenses	1,325,080

Less: Fees waived	(285,489)

Total Expenses, Net	1,039,591

Net Investment Income/(Loss)	3,657,107

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Foreign Currency Transactions

Net realized gain/(loss) from investments	(5,078,744)

Net realized gain/(loss) from foreign currency transactions	(20,237)

Net change in unrealized appreciation/(depreciation) on investments	33,469,957

Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies	1,787

Net Gain on Investments and Foreign Currency Transactions	28,372,763

Net Increase in Net Assets Resulting From Operations	$32,029,870

The accompanying notes are an integral part of these financial statements.	7

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$3,657,107	$3,066,124

Net realized gain/(loss) from investments and foreign currency transactions	(5,098,981)	(8,714,525)

Net change in unrealized appreciation/(depreciation) on investments and translation of assets and liabilities in foreign currencies	33,471,744	(29,759,290)

Net Increase/(Decrease) in Net Assets Resulting from Operations	32,029,870	(35,407,691)

Capital Share Transactions

Proceeds from sales of shares	2,449,129	252,164,387

Cost of shares redeemed	(15,513,602)	(19,708,380)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(13,064,473)	232,456,007

Net Increase in Net Assets	18,965,397	197,048,316

Net Assets

Beginning of period	208,181,539	11,133,223

End of period	$227,146,936	$208,181,539

Other Information:

Shares

Sold	231,501	21,623,258

Redeemed	(1,403,416)	(1,774,536)

Net Increase/(Decrease)	(1,171,915)	19,848,722

8	The accompanying notes are an integral part of these financial statements.

This Page Intentionally Left Blank

9

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$10.01	$0.18	$1.39	$1.57	$11.58	15.68%	(4)

Year Ended 12/31/18	11.80	0.20	(1.99)	(1.79)	10.01	(15.17)%

Year Ended 12/31/17	9.63	0.15	2.02	2.17	11.80	22.53%

Period Ended 12/31/16(5)	10.00	0.01	(0.38)	(0.37)	9.63	(3.70)%	(4)

10	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN INTERNATIONAL VALUE VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$227,147	0.94%	(4)	1.20%	(4)	3.31%	(4)	3.05%	(4)	15%	(4)

208,182	0.94%		1.23%		1.79%		1.50%		74%

11,133	1.11%		2.39%		1.40%		0.12%		61%

14,100	1.11%	(4)	3.11%	(4)	0.42%	(4)	(1.58)%	(4)	8%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	11

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian International Value VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks long-term capital appreciation.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”). Forward foreign currency contracts, if any, are valued at the mean between the bid and ask rates for the specified time interpolated from rates for proximate time periods. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. In addition, the values of the Fund’s investments in foreign securities are generally determined by a pricing service using pricing models designed to estimate likely changes in the values of those securities. Certain foreign equity instruments are valued by applying international fair value factors provided by approved pricing services. The factors seek to adjust the local closing price for movements of local markets post closing, but prior to the time the NAVs are calculated. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

12

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. During the six months ended June 30, 2019, the Fund did not hold any derivatives.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

13

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

c. Foreign Currency Translation The accounting records of the Fund are maintained in U.S. dollars. Investment securities and all other assets and liabilities of the Fund denominated in a foreign currency are generally translated into U.S. dollars at the exchange rates quoted at the close of the NYSE on each business day. The market value of investment securities and other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of securities, income receipts, and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the respective transactions. The Fund does not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included in the Net change in net realized and unrealized gain/(loss) from investments on the Statement of Operations.

Reported realized foreign currency gains and losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. These reported realized foreign currency gains and losses, if any, are included in Net realized gain/(loss) from foreign currency transactions on the Statement of Operations. Unrealized foreign currency gains and losses arise from changes (due to changes in exchange rates) in the value of foreign currency and other assets and liabilities denominated in foreign currencies, which are held at period end, if any, and are included in Net change in unrealized appreciation/(depreciation) on translation of assets and liabilities in foreign currencies on the Statement of Operations.

d. Foreign Capital Gains Tax The Fund may be subject to foreign taxes on income, gains on investments or currency purchases/repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

e. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

f. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.80% of the first $100 million, and 0.75% in excess of $100 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.94% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 1.11%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2019, Park Avenue waived fees and/or paid Fund expenses in the amount of $285,489.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 will not be subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the

14

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$388,825	$58,226	$240,766	$89,833

Park Avenue has entered into a Sub-Advisory Agreement with Lazard Asset Management LLC (“Lazard”). Lazard is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $276,487 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments purchased and the proceeds from investments sold (excluding short-term investments) amounted to $31,516,323 and $40,814,517, respectively, for the six months ended June 30, 2019. During the six months ended June 30, 2019, there were no purchases or sales of U.S. government securities.

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the

15

NOTES TO FINANCIAL STATEMENTS — GUARDIAN INTERNATIONAL VALUE VIP FUND

seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

16

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and

17

SUPPLEMENTAL INFORMATION (UNAUDITED)

(v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and benchmark index and performance since inception was higher than the peer group median and benchmark

18

SUPPLEMENTAL INFORMATION (UNAUDITED)

index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with

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SUPPLEMENTAL INFORMATION (UNAUDITED)

the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

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SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/ GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

21

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8172

Guardian Variable

Products Trust

2019

Semiannual Report

All Data as of June 30, 2019

Guardian Core Plus Fixed Income VIP Fund

Important Notice

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail from The Guardian Insurance & Annuity Company, Inc. (“GIAC”). Instead, GIAC will mail you a notice when copies of the shareholder reports are made available on a website. You will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. If you have not yet elected electronic delivery, at any time, you may elect to receive the Fund’s shareholder reports and certain other communications from GIAC electronically, by going to www.guardianlife.com and registering for e-delivery.

You may instead elect to receive all future shareholder reports in paper free of charge. If you wish to receive paper copies of your shareholder reports, please call GIAC’s Customer Service Office Contact Center at 1-888-GUARDIAN (1-888-482-7342). Your election to receive reports in paper will apply to all the underlying funds available.

Not FDIC insured. May lose value. No bank guarantee.	www.guardianlife.com

Guardian Core Plus Fixed Income VIP Fund

Except as otherwise specifically stated, all information, including portfolio security positions, is as of June 30, 2019. Fund holdings will vary. Information contained herein has been obtained from sources believed reliable, but is not guaranteed.

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Fund Characteristics (unaudited)

Total Net Assets: $368,995,118

Bond Sector Allocation[1] As of June 30, 2019

Bond Quality Allocation[2] As of June 30, 2019

1

GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Top Ten Holdings[1] As of June 30, 2019

Holding	Coupon Rate	Maturity Date	% of Total Net Assets
U.S. Treasury Bill	0.988%	7/2/2019	21.51%
Federal National Mortgage Association	3.500%	7/1/2049	16.10%
Federal National Mortgage Association	4.500%	7/1/2049	14.37%
Federal National Mortgage Association	4.000%	7/1/2049	7.09%
U.S. Treasury Note Inflation Protected Security	0.625%	4/15/2023	4.72%
U.S. Treasury Bond	2.750%	11/15/2047	2.79%
U.S. Treasury Bond	3.000%	2/15/2049	1.54%
U.S. Treasury Note	2.500%	1/31/2021	1.23%
BAMLL Commercial Mortgage Securities Trust	3.652%	3/10/2037	1.10%
JPMorgan Chase & Co.	3.782%	2/1/2028	0.97%
Total			71.42%

1	Portfolio holdings are subject to change and should not be considered a recommendation to buy or sell individual securities. Cash includes short-term investments and net other assets and liabilities.
2

The Bond Quality Allocation chart displays the percentage of fund assets allocated to each rating. Rating agencies’ independent ratings of individual securities are aggregated by Barclays, and market weights are reported using Standard & Poor’s letter rating conventions. Rating methodology uses the middle rating of Moody’s Investors Service, Inc., Standard & Poor’s Ratings Services, and Fitch Ratings. When a rating from only two of the rating agencies is available, the lower rating is used. Credit quality ratings assigned by a rating agency are subject to change periodically and are not absolute standards of credit quality. Rating agencies may fail to make timely changes in credit ratings, and an issuer’s current financial condition may be better or worse than a rating indicates. In formulating investment decisions for the Fund, Lord, Abbett & Co. LLC develops its own analysis of the credit quality and risks associated with individual debt instruments, rather than relying exclusively on rating agency ratings.

2

UNDERSTANDING YOUR FUND’S EXPENSES (UNAUDITED)

By investing in the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including, as applicable, investment advisory fees, distribution and/or service (12b-1) fees and other Fund expenses. The example below is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2019 to June 30, 2019. The table below shows the Fund’s expenses in two ways:

Expenses based on actual return

This section of the table provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Expenses based on hypothetical 5% return for comparison purposes

This section of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund with the cost of investing in other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore the second section is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher. Charges and expenses at the insurance company separate account level are not reflected in the table.

	Beginning Account Value 1/1/19	Ending Account Value 6/30/19	Expenses Paid During Period* 1/1/19-6/30/19	Expense Ratio During Period 1/1/19-6/30/19
Based on Actual Return	$1,000.00	$1,063.30	$4.04	0.79%
Based on Hypothetical Return (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96	0.79%

*	Expenses are equal to the Fund’s annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

3

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value
Agency Mortgage–Backed Securities – 37.6%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificate K072 A2 3.444% due 12/25/2027	$42,000	$45,124

Federal National Mortgage Association 3.50% due 7/1/2049(1)	58,100,000	59,400,441
4.00% due 7/1/2049(1)	25,300,000	26,148,439
4.50% due 7/1/2049(1)	50,750,000	53,031,273

Government National Mortgage Association 2017-168 AS 2.70% due 8/16/2058	95,663	95,658
2017-41 AS 2.60% due 6/16/2057	81,883	81,310
2017-69 AS 2.75% due 2/16/2058	44,229	44,362
2017-71 AS 2.70% due 4/16/2057	28,453	28,438
2017-89 AB 2.60% due 7/16/2058	28,156	28,079
2017-90 AS 2.70% due 7/16/2057	38,916	38,946

Total Agency Mortgage–Backed Securities (Cost $138,726,816)		138,942,070
Asset–Backed Securities – 25.0%

ACC Trust 2018-1 B 4.82% due 5/20/2021(2)	230,000	231,012
2019-1 B 4.47% due 10/20/2022(2)	294,000	299,393
2019-1 C 6.41% due 2/20/2024(2)	500,000	509,278

Ally Auto Receivables Trust 2016-1 B 1.99% due 3/15/2021	1,271,000	1,270,240

ALM VII Ltd. 2012-7A A1R 4.077% (LIBOR 3 Month + 1.48%) due 10/15/2028(2)(3)	1,806,000	1,808,492
2012-7A A2R2 4.153% (LIBOR 3 Month + 1.85%) due 7/15/2029(2)(3)	908,000	908,000

American Credit Acceptance Receivables Trust 2016-2 C 6.09% due 5/12/2022(2)	8,052	8,128
2018-4 A 3.38% due 12/13/2021(2)	638,100	640,234
2019-2 B 3.05% due 5/12/2023(2)	674,000	677,292

American Express Credit Account Master Trust 2017-1 A 1.93% due 9/15/2022	1,000,000	997,955

AmeriCredit Automobile Receivables Trust 2015-2 D 3.00% due 6/8/2021	884,000	885,128

June 30, 2019 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
2016-3 C 2.24% due 4/8/2022	$2,097,000	$2,094,654
2017-2 C 2.97% due 3/20/2023	44,000	44,417
2017-3 B 2.24% due 6/19/2023	18,000	17,991
2018-3 A2A 3.11% due 1/18/2022	437,297	438,464
2018-3 A2B 2.632% (LIBOR 1 Month + 0.25%) due 1/18/2022(3)	437,297	436,859
2019-1 A2A 2.93% due 6/20/2022	574,000	576,368
2019-1 A2B 2.642% (LIBOR 1 Month + 0.26%) due 6/20/2022(3)	635,000	634,951

Ares XLI CLO Ltd. 2016-41A B 4.397% (LIBOR 3 Month + 1.80%) due 1/15/2029(2)(3)	500,000	502,212

Ascentium Equipment Receivables Trust 2016-2A A3 1.65% due 5/10/2022(2)	2,181	2,179
2016-2A B 2.50% due 9/12/2022(2)	9,000	8,993
2017-1A A3 2.29% due 6/10/2021(2)	8,745	8,743

Avery Point VII CLO Ltd. 2015-7A BR 4.053% (LIBOR 3 Month + 1.75%) due 1/15/2028(2)(3)	400,000	400,000
2015-7A CR 4.753% (LIBOR 3 Month + 2.45%) due 1/15/2028(2)(3)	250,000	250,000

Avis Budget Rental Car Funding AESOP LLC 2015-2A A 2.63% due 12/20/2021(2)	826,000	828,096

Barclays Dryrock Issuance Trust 2014-3 A 2.41% due 7/15/2022	2,624,000	2,623,518

Benefit Street Partners CLO IV Ltd. 2014-IVA A1RR 3.842% (LIBOR 3 Month + 1.25%) due 1/20/2029(2)(3)	1,000,000	999,484

BlueMountain CLO Ltd. 2016-1A BR 3.942% (LIBOR 3 Month + 1.35%) due 4/20/2027(2)(3)	822,000	807,608

BMW Vehicle Lease Trust 2019-1 A2 2.79% due 3/22/2021	643,000	644,899

BMW Vehicle Owner Trust 2018-A A2A 2.09% due 11/25/2020	19,812	19,799

4	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

California Republic Auto Receivables Trust 2015-2 B 2.53% due 6/15/2021	$87,000	$86,917
2015-3 A4 2.13% due 5/17/2021	8,844	8,833
2015-4 A4 2.58% due 6/15/2021(2)	30,443	30,451
2016-2 B 2.52% due 5/16/2022	21,000	20,996
2017-1 A3 1.90% due 3/15/2021	4,889	4,886
2018-1 A2 2.86% due 3/15/2021	450,733	450,728
2018-1 B 3.56% due 3/15/2023	669,000	680,483

Capital Auto Receivables Asset Trust 2017-1 B 2.43% due 5/20/2022(2)	28,000	28,094
2017-1 C 2.70% due 9/20/2022(2)	40,000	40,109
2017-1 D 3.15% due 2/20/2025(2)	1,086,000	1,091,250
2018-1 A3 2.79% due 1/20/2022(2)	1,239,000	1,241,918

Capital One Multi-Asset Execution Trust 2016-A4 A4 1.33% due 6/15/2022	808,000	806,915
2017-A1 A1 2.00% due 1/17/2023	1,000,000	998,338

CarMax Auto Owner Trust 2015-2 A4 1.80% due 3/15/2021	12,422	12,417
2018-3 A2A 2.88% due 10/15/2021	408,876	409,922

Cedar Funding VI CLO Ltd. 2016-6A BR 4.192% (LIBOR 3 Month + 1.60%) due 10/20/2028(2)(3)	400,000	396,713

Chase Issuance Trust 2012-A4 A4 1.58% due 8/15/2021	534,000	533,451
2016-A5 A5 1.27% due 7/15/2021	1,058,000	1,057,560

Chesapeake Funding II LLC 2016-1A A1 2.11% due 3/15/2028(2)	23,415	23,403
2016-2A A1 1.88% due 6/15/2028(2)	136,381	136,150
2017-2A A1 1.99% due 5/15/2029(2)	265,668	265,027
2017-3A A1 1.91% due 8/15/2029(2)	1,209,145	1,203,124

Chrysler Capital Auto Receivables Trust 2016-AA C 3.25% due 6/15/2022(2)	6,000	6,018

June 30, 2019 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Citibank Credit Card Issuance Trust 2014-A6 A6 2.15% due 7/15/2021	$608,000	$607,935

CPS Auto Receivables Trust 2017-D A 1.87% due 3/15/2021(2)	2,183	2,182
2017-D B 2.43% due 1/18/2022(2)	955,000	954,066
2018-B A 2.72% due 9/15/2021(2)	430,573	430,612
2018-B B 3.23% due 7/15/2022(2)	1,509,000	1,515,127
2018-B D 4.26% due 3/15/2024(2)	750,000	772,848

CPS Auto Trust 2018-C A 2.87% due 9/15/2021(2)	292,568	292,799
2018-C B 3.43% due 7/15/2022(2)	212,000	213,304

Daimler Trucks Retail Trust 2018-1 A2 2.60% due 5/15/2020(2)	10,950	10,950

Discover Card Execution Note Trust 2012-A6 A6 1.67% due 1/18/2022	1,942,000	1,941,417
2017-A2 A2 2.39% due 7/15/2024	1,277,000	1,288,991

DLL Securitization Trust 2017-A A3 2.14% due 12/15/2021(2)	749,000	747,498

DRB Prime Student Loan Trust 2015-D A2 3.20% due 1/25/2040(2)	214,732	217,783

Drive Auto Receivables Trust 2016-BA D 4.53% due 8/15/2023(2)	1,320,473	1,336,976
2016-CA C 3.02% due 11/15/2021(2)	11,515	11,524
2016-CA D 4.18% due 3/15/2024(2)	14,000	14,220
2017-1 D 3.84% due 3/15/2023	3,156,000	3,194,114
2017-3 C 2.80% due 7/15/2022	45,975	46,032
2017-AA D 4.16% due 5/15/2024(2)	26,000	26,447
2017-BA D 3.72% due 10/17/2022(2)	1,499,000	1,507,949
2017-BA E 5.30% due 7/15/2024(2)	2,100,000	2,166,835
2018-3 A3 3.01% due 11/15/2021	315,861	315,959
2018-3 B 3.37% due 9/15/2022	265,000	265,900
2018-3 C 3.72% due 9/16/2024	633,000	640,123
2018-4 A3 3.04% due 11/15/2021	814,706	815,200

The accompanying notes are an integral part of these financial statements.	5

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)
2018-5 A2A 3.08% due 7/15/2021	$336,146	$336,369
2018-5 A2B 2.714% (LIBOR 1 Month + 0.32%) due 7/15/2021(3)	275,639	275,572
2019-2 A2A 2.93% due 3/15/2022	1,005,000	1,007,205

Elm CLO Ltd. 2014-1A ARR 3.473% (LIBOR 3 Month + 1.17%) due 1/17/2029(2)(3)	1,283,000	1,283,000

Engs Commercial Finance Trust 2018-1A A1 2.97% due 2/22/2021(2)	33,664	33,707

Enterprise Fleet Financing LLC 2018-1 A2 2.87% due 10/20/2023(2)	241,992	243,136

First Investors Auto Owner Trust 2017-2A A1 1.86% due 10/15/2021(2)	6,594	6,590
2017-3A A2 2.41% due 12/15/2022(2)	24,000	24,008

Flagship Credit Auto Trust 2016-2 A2 3.05% due 8/16/2021(2)	434,344	434,475
2017-2 A 1.85% due 7/15/2021(2)	4,612	4,608
2017-3 A 1.88% due 10/15/2021(2)	8,615	8,594
2017-3 B 2.59% due 7/15/2022(2)	20,000	19,987
2017-4 A 2.07% due 4/15/2022(2)	10,089	10,063
2018-1 A 2.59% due 6/15/2022(2)	18,699	18,700
2018-3 A 3.07% due 2/15/2023(2)	1,088,575	1,094,300
2018-3 B 3.59% due 12/16/2024(2)	479,000	487,384

Ford Credit Auto Owner Trust 2016-2 A 2.03% due 12/15/2027(2)	2,000,000	1,994,170

Ford Credit Floorplan Master Owner Trust A 2018-4 A 4.06% due 11/15/2030	450,000	479,179

Foursight Capital Automobile Receivables Trust 2016-1 A2 2.87% due 10/15/2021(2)	14,084	14,095
2018-1 A2 2.85% due 8/16/2021(2)	51,783	51,793
2018-1 B 3.53% due 4/17/2023(2)	100,000	101,710

GM Financial Consumer Automobile Receivables Trust 2017-3A A2A 1.71% due 9/16/2020(2)	1,404	1,403

June 30, 2019 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Golden Credit Card Trust 2018-1A A 2.62% due 1/15/2023(2)	$2,015,000	$2,028,001

Halcyon Loan Advisors Funding Ltd. 2015-2A CR 4.73% (LIBOR 3 Month + 2.15%) due 7/25/2027(2)(3)	250,000	248,613

Hardee’s Funding LLC 2018-1A A2II 4.959% due 6/20/2048(2)	762,240	784,844

Honda Auto Receivables Owner Trust 2016-2 A3 1.39% due 4/15/2020	49	49
2019-1 A2 2.75% due 9/20/2021	1,382,000	1,385,375

Hyundai Auto Lease Securitization Trust 2017-C A2A 1.89% due 3/16/2020(2)	7,093	7,091
2017-C A3 2.12% due 2/16/2021(2)	637,000	636,253

KVK CLO Ltd. 2016-1A C 5.747% (LIBOR 3 Month + 3.15%) due 1/15/2029(2)(3)	483,000	483,259

LCM XXII Ltd. 22A A1 4.072% (LIBOR 3 Month + 1.48%) due 10/20/2028(2)(3)	250,000	250,562

LCM XXIV Ltd. 24A A 3.902% (LIBOR 3 Month + 1.31%) due 3/20/2030(2)(3)	439,000	439,891

Longtrain Leasing III LLC 2015-1A A2 4.06% due 1/15/2045(2)	464,000	478,300

Master Credit Card Trust II Series 2018-1A A 2.873% (LIBOR 1 Month + 0.49%) due 7/21/2024(2)(3)	100,000	99,830

ME Funding LLC 2019-1 A2 6.448% due 7/30/2049(2)	472,000	478,406

Mercedes-Benz Auto Lease Trust 2018-A A2 2.20% due 4/15/2020	7,687	7,686
2018-B A2 3.04% due 12/15/2020	1,408,231	1,411,377

Mercedes-Benz Auto Receivables Trust 2016-1 A3 1.26% due 2/16/2021	5,420	5,401

MMAF Equipment Finance LLC 2017-AA A3 2.04% due 2/16/2022(2)	1,373,842	1,372,661

6	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Navient Private Education Refi Loan Trust 2018-DA A2A 4.00% due 12/15/2059(2)	$368,000	$390,841

NextGear Floorplan Master Owner Trust 2016-2A A2 2.19% due 9/15/2021(2)	656,000	655,182

OHA Loan Funding Ltd. 2016-1A B1 4.392% (LIBOR 3 Month + 1.80%) due 1/20/2028(2)(3)	542,000	539,956

Orange Lake Timeshare Trust 2019-A A 3.06% due 4/9/2038(2)	137,081	138,007

Orec Ltd. 2018-CRE1 A 3.574% (LIBOR 1 Month + 1.18%) due 6/15/2036(2)(3)	645,000	645,806

Palmer Square Loan Funding Ltd. 2018-5A A1 3.442% (LIBOR 3 Month + 0.85%) due 1/20/2027(2)(3)	636,791	632,507
2018-5A A2 3.992% (LIBOR 3 Month + 1.40%) due 1/20/2027(2)(3)	250,000	244,931

Pennsylvania Higher Education Assistance Agency 2006-1 B 2.85% (LIBOR 3 Month + 0.27%) due 4/25/2038(3)	41,049	38,626

PFS Financing Corp. 2016-BA A 1.87% due 10/15/2021(2)	937,000	934,999

Regatta VI Funding Ltd. 2016-1A CR 4.642% (LIBOR 3 Month + 2.05%) due 7/20/2028(2)(3)	314,000	310,204

Santander Drive Auto Receivables Trust 2015-2 D 3.02% due 4/15/2021	446,364	446,722
2015-2 E 4.02% due 9/15/2022(2)	1,293,000	1,297,082
2015-4 C 2.97% due 3/15/2021	1,800	1,801
2017-3 C 2.76% due 12/15/2022	12,000	12,027
2018-1 B 2.63% due 7/15/2022	46,000	46,069
2018-1 D 3.32% due 3/15/2024	35,000	35,507
2018-3 A2A 2.78% due 3/15/2021	83,834	83,844

SCF Equipment Leasing LLC 2018-1A A2 3.63% due 10/20/2024(2)	593,108	592,980
2019-1A C 3.92% due 11/20/2026(2)	1,298,000	1,328,973

June 30, 2019 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Shackleton CLO Ltd. 2019-14A A2 4.203% (LIBOR 3 Month + 1.90%) due 7/20/2030(2)(3)	$1,042,000	$1,042,000

SLC Student Loan Trust 2008-1 A4A 4.01% (LIBOR 3 Month + 1.60%) due 12/15/2032(3)	172,452	176,598

SoFi Professional Loan Program Trust 2017-F A1FX 2.05% due 1/25/2041(2)	1,006,417	1,004,273
2018-A A2A 2.39% due 2/25/2042(2)	375,303	375,602
2018-B A1FX 2.64% due 8/25/2047(2)	424,294	425,269

Sound Point CLO XI Ltd. 2016-1A AR 3.692% (LIBOR 3 Month + 1.10%) due 7/20/2028(2)(3)	370,000	369,809

Sound Point CLO XII Ltd. 2016-2A CR 5.192% (LIBOR 3 Month + 2.60%) due 10/20/2028(2)(3)	504,000	502,977

Sound Point CLO XV Ltd. 2017-1A C 5.092% (LIBOR 3 Month + 2.50%) due 1/23/2029(2)(3)	343,000	343,212

SunTrust Auto Receivables Trust 2015-1A A4 1.78% due 1/15/2021(2)	3,576	3,574

Synchrony Credit Card Master Note Trust 2016-3 A 1.58% due 9/15/2022	561,000	559,866
2017-1 A 1.93% due 6/15/2023	1,873,000	1,865,988

TCF Auto Receivables Owner Trust 2015-2A C 3.75% due 12/15/2021(2)	1,049,000	1,051,639
2016-1A B 2.32% due 6/15/2022(2)	69,000	68,747
2016-PT1A B 2.92% due 10/17/2022(2)	30,000	30,162

TCI-Symphony CLO Ltd. 2016-1A A 4.077% (LIBOR 3 Month + 1.48%) due 10/13/2029(2)(3)	250,000	250,751

Textainer Marine Containers VII Ltd. 2019-1A A 3.96% due 4/20/2044(2)	388,747	395,041

THL Credit Wind River CLO Ltd. 2012-1A BR 4.447% (LIBOR 3 Month + 1.85%) due 1/15/2026(2)(3)	2,000,000	2,000,000

The accompanying notes are an integral part of these financial statements.	7

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value
Asset–Backed Securities (continued)

Towd Point Asset Trust 2018-SL1 A 3.004% (LIBOR 1 Month + 0.60%) due 1/25/2046(2)(3)	$581,587	$576,060

Towd Point Mortgage Trust 2019-HY2 A1 3.404% (LIBOR 1 Month + 1.00%) due 5/25/2058(2)(3)	444,933	446,827

TPG Real Estate Finance Issuer Ltd. 2018-FL2 A 3.524% (LIBOR 1 Month + 1.13%) due 11/15/2037(2)(3)	658,000	659,234

Westgate Resorts LLC 2018-1A A 3.38% due 12/20/2031(2)	251,438	253,540

Westlake Automobile Receivables Trust 2019-2A A2A 2.57% due 2/15/2023(2)	827,000	822,496
2019-2A D 3.20% due 11/15/2024(2)	356,000	350,792

Wheels SPV 2 LLC 2018-1A A2 3.06% due 4/20/2027(2)	315,866	317,710

Wingstop Funding LLC 2018-1 A2 4.97% due 12/5/2048(2)	530,670	553,329

World Financial Network Credit Card Master Trust 2017-B A 1.98% due 6/15/2023	2,894,000	2,891,710
2017-C M 2.66% due 8/15/2024	40,000	40,016

Total Asset–Backed Securities (Cost $91,795,865)		92,245,814
Corporate Bonds & Notes – 29.7%

Aerospace & Defense – 0.4%

Embraer Netherlands Finance B.V. 5.05% due 6/15/2025	15,000	16,181

Kratos Defense & Security Solutions, Inc. 6.50% due 11/30/2025(2)	553,000	594,475

TransDigm, Inc. 6.375% due 6/15/2026	526,000	529,945

United Technologies Corp. 4.625% due 11/16/2048	303,000	353,344

		1,493,945
Agriculture – 0.3%

BAT Capital Corp. 4.39% due 8/15/2037	648,000	614,050

Reynolds American, Inc. 5.70% due 8/15/2035	548,000	601,283

		1,215,333
Auto Manufacturers – 1.0%

Daimler Finance North America LLC 3.75% due 2/22/2028(2)	760,000	794,268

June 30, 2019 (unaudited)	Principal Amount	Value
Auto Manufacturers (continued)

Ford Motor Co. 7.45% due 7/16/2031	$1,065,000	$1,259,576

General Motors Co. 6.60% due 4/1/2036	50,000	55,350
6.75% due 4/1/2046	1,100,000	1,241,480

Tesla, Inc. 5.30% due 8/15/2025(2)	382,000	335,205

		3,685,879
Auto Parts & Equipment – 0.1%

Aptiv PLC 4.35% due 3/15/2029	141,000	148,602

ZF North America Capital, Inc. 4.75% due 4/29/2025(2)	319,000	329,666

		478,268
Beverages – 0.5%

Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70% due 2/1/2036	303,000	332,382
4.75% due 1/23/2029	1,168,000	1,325,921

Becle S.A.B. de C.V. 3.75% due 5/13/2025(2)	150,000	150,299

		1,808,602
Biotechnology – 0.1%

Gilead Sciences, Inc. 4.60% due 9/1/2035	299,000	336,548

		336,548
Chemicals – 0.5%

Braskem Netherlands Finance B.V. 4.50% due 1/10/2028(2)	400,000	404,600

CNAC HK Finbridge Co. Ltd. 3.50% due 7/19/2022	380,000	382,446

Mexichem S.A.B. de C.V. 4.875% due 9/19/2022(2)	250,000	262,253

Phosagro OAO Via Phosagro Bond Funding DAC 3.949% due 4/24/2023(2)	300,000	301,788

Rain CII Carbon LLC / CII Carbon Corp. 7.25% due 4/1/2025(2)	376,000	347,800

		1,698,887
Coal – 0.1%

Indika Energy Capital III Pte Ltd. 5.875% due 11/9/2024(2)	410,000	400,353

		400,353
Commercial Banks – 7.7%

Akbank T.A.S. 4.00% due 1/24/2020(2)	200,000	198,760

Banco de Credito e Inversiones S.A. 3.50% due 10/12/2027(2)	420,000	423,679

8	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Bank of America Corp. 3.593% (3.593% fixed rate until 7/21/2027; LIBOR 3 Month + 1.37% thereafter) due 7/21/2028(3)	$3,084,000	$3,215,534
3.95% due 4/21/2025	25,000	26,214
4.00% due 1/22/2025	577,000	606,892
4.45% due 3/3/2026	250,000	269,661

CIT Group, Inc. 6.125% due 3/9/2028	820,000	932,750

Citigroup, Inc. 3.887% (3.887% fixed rate until 1/10/2027; LIBOR 3 Month + 1.563% thereafter) due 1/10/2028(3)	1,966,000	2,079,963
3.98% (3.98% fixed rate until 3/20/2030; LIBOR 3 Month + 1.338% thereafter) due 3/20/2030(3)	803,000	857,666
4.45% due 9/29/2027	361,000	388,943

Danske Bank A/S 4.375% due 6/12/2028(2)	343,000	351,278

HBOS PLC 6.00% due 11/1/2033(2)	35,000	40,699

JPMorgan Chase & Co. 3.782% (3.782% fixed rate until 2/1/2027; LIBOR 3 Month + 1.337% thereafter) due 2/1/2028(3)	3,394,000	3,598,014

Macquarie Group Ltd. 4.654% (4.654% fixed rate until 3/27/2028; LIBOR 3 Month + 1.727% thereafter) due 3/27/2029(2)(3)	963,000	1,040,682

Morgan Stanley 3.625% due 1/20/2027	1,395,000	1,464,103
3.875% due 1/27/2026	578,000	614,421
4.00% due 7/23/2025	1,404,000	1,503,831

Popular, Inc. 6.125% due 9/14/2023	361,000	383,111

Santander U.K. PLC 7.95% due 10/26/2029	87,000	107,658

The Goldman Sachs Group, Inc. 4.223% (4.223% fixed rate until 5/1/2028; LIBOR 3 Month + 1.301% thereafter) due 5/1/2029(3)	490,000	525,529
6.25% due 2/1/2041	405,000	543,037

The Toronto-Dominion Bank 3.625% (3.625% fixed rate until 9/15/2026; 5 Year USD Swap + 2.205% thereafter) due 9/15/2031(3)	1,937,000	1,973,914

Turkiye Garanti Bankasi A/S 6.25% due 4/20/2021(2)	400,000	404,450

UBS AG 5.125% due 5/15/2024	872,000	923,785
7.625% due 8/17/2022	900,000	1,009,539

June 30, 2019 (unaudited)	Principal Amount	Value
Commercial Banks (continued)

Wachovia Corp. 7.574% due 8/1/2026(3)	$151,000	$189,565

Wells Fargo Bank N.A. 6.60% due 1/15/2038	1,250,000	1,738,375

Westpac Banking Corp. 3.15% due 1/16/2024(2)	2,826,000	2,948,560

		28,360,613
Commercial Services – 0.5%

Adani Ports & Special Economic Zone Ltd. 4.00% due 7/30/2027(2)	200,000	199,426

Ahern Rentals, Inc. 7.375% due 5/15/2023(2)	389,000	345,238

United Rentals North America, Inc. 4.875% due 1/15/2028	817,000	833,340

Weight Watchers International, Inc. 8.625% due 12/1/2025(2)	346,000	316,590

		1,694,594
Computers – 0.3%

Dell International LLC / EMC Corp. 5.45% due 6/15/2023(2)	141,000	151,969
6.02% due 6/15/2026(2)	134,000	147,826
8.35% due 7/15/2046(2)	723,000	912,785

		1,212,580
Diversified Financial Services – 1.8%

AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.50% due 1/15/2025	872,000	877,097
3.875% due 1/23/2028	567,000	569,202
4.875% due 1/16/2024	328,000	352,208

Affiliated Managers Group, Inc. 3.50% due 8/1/2025	500,000	513,848
4.25% due 2/15/2024	25,000	26,559

Air Lease Corp. 3.625% due 12/1/2027	876,000	880,945

Ally Financial, Inc. 8.00% due 11/1/2031	573,000	757,340

GE Capital International Funding Co. Unlimited Co. 4.418% due 11/15/2035	987,000	976,890

International Lease Finance Corp. 5.875% due 8/15/2022	112,000	122,006

Navient Corp. 5.875% due 10/25/2024	178,000	180,003
6.75% due 6/25/2025	352,000	364,320

Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 4.50% due 3/15/2027(2)	380,000	400,897
4.875% due 4/15/2045(2)	198,000	189,536

SURA Asset Management S.A. 4.375% due 4/11/2027(2)	400,000	414,104

		6,624,955
Electric – 2.0%

Ausgrid Finance Pty. Ltd. 4.35% due 8/1/2028(2)	686,000	729,388

The accompanying notes are an integral part of these financial statements.	9

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value
Electric (continued)

Berkshire Hathaway Energy Co. 3.80% due 7/15/2048	$1,018,000	$1,041,064

Calpine Corp. 5.75% due 1/15/2025	554,000	549,845

Cleco Corporate Holdings LLC 4.973% due 5/1/2046	258,000	275,832

Dayton Power & Light Co. 3.95% due 6/15/2049(2)	130,000	133,577

Dominion Energy South Carolina, Inc. 6.05% due 1/15/2038	543,000	701,374
6.625% due 2/1/2032	15,000	19,718

Electricite de France S.A. 5.00% due 9/21/2048(2)	621,000	707,164

Entergy Arkansas LLC 4.20% due 4/1/2049	452,000	498,454

Entergy Louisiana LLC 4.00% due 3/15/2033	292,000	322,164

Exelon Generation Co. LLC 5.60% due 6/15/2042	49,000	54,587
6.25% due 10/1/2039	450,000	532,136

Interstate Power & Light Co. 3.60% due 4/1/2029	354,000	368,451

Massachusetts Electric Co. 4.004% due 8/15/2046(2)	370,000	380,883

Minejesa Capital B.V. 4.625% due 8/10/2030(2)	200,000	202,212

Pennsylvania Electric Co. 3.60% due 6/1/2029(2)	370,000	382,206

PSEG Power LLC 8.625% due 4/15/2031	228,000	312,506

Vistra Operations Co. LLC 4.30% due 7/15/2029(2)	274,000	277,770

		7,489,331

Electronics – 0.0%

Trimble, Inc. 4.90% due 6/15/2028	22,000	23,571

		23,571

Engineering & Construction – 0.2%

China Railway Resources Huitung Ltd. 3.85% due 2/5/2023	581,000	600,933

		600,933

Entertainment – 0.2%

Penn National Gaming, Inc. 5.625% due 1/15/2027(2)	193,000	190,588

Stars Group Holdings B.V. / Stars Group U.S. Co-Borrower LLC 7.00% due 7/15/2026(2)	522,000	552,015

		742,603

June 30, 2019 (unaudited)	Principal Amount	Value

Food – 0.3%

Albertsons Cos. LLC / Safeway, Inc. / New Albertsons LP / Albertson’s LLC 6.625% due 6/15/2024	$357,000	$369,941

Arcor SAIC 6.00% due 7/6/2023(2)	13,000	12,871

JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 6.50% due 4/15/2029(2)	514,000	558,333

		941,145

Forest Products & Paper – 0.1%

Fibria Overseas Finance Ltd. 4.00% due 1/14/2025	390,000	392,925

		392,925

Gas – 0.3%

Dominion Energy Gas Holdings LLC 4.60% due 12/15/2044	708,000	791,884

Piedmont Natural Gas Co., Inc. 3.50% due 6/1/2029	375,000	392,397

		1,184,281

Hand & Machine Tools – 0.1%

Kennametal, Inc. 4.625% due 6/15/2028	360,000	375,312

		375,312

Healthcare-Services – 0.4%

Acadia Healthcare Co., Inc. 6.50% due 3/1/2024	341,000	355,492

HCA, Inc. 5.50% due 6/15/2047	224,000	239,322
7.50% due 11/6/2033	10,000	11,500

Polaris Intermediate Corp. 8.50% due 12/1/2022, Toggle PIK (8.50% Cash or 9.25% PIK)(2)(4)	351,000	309,758

Tenet Healthcare Corp. 6.25% due 2/1/2027(2)	524,000	542,340

		1,458,412

Home Builders – 0.3%

Century Communities, Inc. 6.75% due 6/1/2027(2)	283,000	286,891

TRI Pointe Group, Inc. 5.25% due 6/1/2027	377,000	362,863

William Lyon Homes, Inc. 6.00% due 9/1/2023	378,000	383,670

Williams Scotsman International, Inc. 6.875% due 8/15/2023(2)	182,000	189,735

		1,223,159

Household Products & Wares – 0.0%

Kimberly-Clark de Mexico S.A.B. de C.V. 3.80% due 4/8/2024(2)	100,000	100,167

		100,167

10	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value

Insurance – 0.3%

Teachers Insurance & Annuity Association of America 4.90% due 9/15/2044(2)	$797,000	$932,633

Willis North America, Inc. 7.00% due 9/29/2019	50,000	50,493

		983,126

Internet – 0.6%

Match Group, Inc. 5.625% due 2/15/2029(2)	350,000	369,250

Netflix, Inc. 4.375% due 11/15/2026	541,000	553,335
6.375% due 5/15/2029(2)	483,000	548,954

Tencent Holdings Ltd. 3.595% due 1/19/2028(2)	630,000	643,232

		2,114,771

Investment Companies – 0.1%

BrightSphere Investment Group PLC 4.80% due 7/27/2026	315,000	320,651

		320,651

Iron & Steel – 0.1%

Cleveland-Cliffs, Inc. 5.75% due 3/1/2025	362,000	360,190

		360,190

Leisure Time – 0.4%

Carnival PLC 7.875% due 6/1/2027	525,000	684,652

Royal Caribbean Cruises Ltd. 3.70% due 3/15/2028	949,000	955,996

		1,640,648

Lodging – 0.2%

Wyndham Destinations, Inc. 5.75% due 4/1/2027	527,000	550,056

		550,056

Machinery-Diversified – 0.4%

Nvent Finance Sarl 4.55% due 4/15/2028	1,587,000	1,612,420

		1,612,420
Media – 2.0%

AMC Networks, Inc. 4.75% due 8/1/2025	367,000	370,670

CCO Holdings LLC / CCO Holdings Capital Corp. 5.00% due 2/1/2028(2)	718,000	733,222
5.75% due 2/15/2026(2)	346,000	362,868

Cox Communications, Inc. 3.35% due 9/15/2026(2)	110,000	111,077
4.50% due 6/30/2043(2)	539,000	517,248
4.70% due 12/15/2042(2)	496,000	493,621
8.375% due 3/1/2039(2)	63,000	86,222

DISH DBS Corp. 7.75% due 7/1/2026	771,000	747,870

June 30, 2019 (unaudited)	Principal Amount	Value
Media (continued)

Gray Television, Inc. 7.00% due 5/15/2027(2)	$690,000	$748,650

Myriad International Holdings B.V. 5.50% due 7/21/2025(2)	540,000	588,492

The Walt Disney Co. 7.75% due 12/1/2045(2)	359,000	600,449

Time Warner Cable LLC 6.55% due 5/1/2037	71,000	82,033
7.30% due 7/1/2038	634,000	769,450

Time Warner Entertainment Co. LP 8.375% due 7/15/2033	432,000	582,176

Ziggo B.V. 5.50% due 1/15/2027(2)	385,000	391,626

		7,185,674
Mining – 1.0%

Anglo American Capital PLC 4.00% due 9/11/2027(2)	1,000,000	1,003,860
4.75% due 4/10/2027(2)	978,000	1,035,894

Barrick North America Finance LLC 7.50% due 9/15/2038	88,000	116,915

Corp. Nacional del Cobre de Chile 4.50% due 9/16/2025(2)	450,000	488,264

Freeport-McMoRan, Inc. 3.875% due 3/15/2023	175,000	175,000

Glencore Finance Canada Ltd. 5.55% due 10/25/2042(2)	705,000	728,702

		3,548,635
Miscellaneous Manufacturing – 0.4%

General Electric Co. 2.945% (LIBOR 3 Month + 0.38%) due 5/5/2026(3)	448,000	407,435
6.15% due 8/7/2037	448,000	520,562

Siemens Financieringsmaatschappij N.V. 2.35% due 10/15/2026(2)	500,000	488,289

		1,416,286
Oil & Gas – 2.2%

Apache Corp. 4.75% due 4/15/2043	572,000	557,839
5.10% due 9/1/2040	217,000	219,319

Ecopetrol S.A. 5.875% due 5/28/2045	190,000	210,121

Eni S.p.A. 5.70% due 10/1/2040(2)	850,000	989,232

Equinor ASA 7.15% due 11/15/2025	700,000	880,185

Gazprom OAO Via Gaz Capital S.A. 4.95% due 2/6/2028(2)	200,000	211,619

Hilcorp Energy I LP / Hilcorp Finance Co. 6.25% due 11/1/2028(2)	563,000	565,815

Kerr-McGee Corp. 7.875% due 9/15/2031	20,000	27,376

MEG Energy Corp. 7.00% due 3/31/2024(2)	556,000	528,200

The accompanying notes are an integral part of these financial statements.	11

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value
Oil & Gas (continued)

Pertamina Persero PT 5.625% due 5/20/2043(2)	$200,000	$219,833

Petrobras Global Finance B.V. 7.25% due 3/17/2044	560,000	626,366

Petroleos Mexicanos 4.50% due 1/23/2026	803,000	737,299

Saudi Arabian Oil Co. 2.875% due 4/16/2024(2)	570,000	573,692

Sinopec Group Overseas Development Ltd. 4.375% due 10/17/2023(2)	200,000	212,450

SM Energy Co. 6.625% due 1/15/2027	226,000	209,050
6.75% due 9/15/2026	308,000	288,750

Valero Energy Corp. 10.50% due 3/15/2039	486,000	795,444

YPF S.A. 8.50% due 7/28/2025(2)	415,000	415,705

		8,268,295
Oil & Gas Services – 1.0%

Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc. 4.08% due 12/15/2047	1,753,000	1,697,006

Halliburton Co. 6.70% due 9/15/2038	299,000	380,954
7.45% due 9/15/2039	159,000	218,535

Nine Energy Service, Inc. 8.75% due 11/1/2023(2)	499,000	486,525

Schlumberger Holdings Corp. 4.30% due 5/1/2029(2)	380,000	407,114

Transocean Proteus Ltd. 6.25% due 12/1/2024(2)	531,000	547,594

		3,737,728
Pharmaceuticals – 0.3%

AbbVie, Inc. 4.875% due 11/14/2048	307,000	323,118

Bausch Health Americas, Inc. 9.25% due 4/1/2026(2)	825,000	923,010

Bayer Corp. 6.65% due 2/15/2028(2)	11,000	13,029

		1,259,157
Pipelines – 0.5%

Abu Dhabi Crude Oil Pipeline LLC 4.60% due 11/2/2047(2)	200,000	219,465

Colonial Pipeline Co. 4.25% due 4/15/2048(2)	478,000	509,630

Northern Natural Gas Co. 4.30% due 1/15/2049(2)	238,000	258,539

Peru LNG S.R.L. 5.375% due 3/22/2030(2)	200,000	214,700

Sabine Pass Liquefaction LLC 5.625% due 3/1/2025	678,000	759,409

		1,961,743

June 30, 2019 (unaudited)	Principal Amount	Value
Real Estate – 0.4%

China Evergrande Group
10.00% due 4/11/2023	$700,000	$678,336

Country Garden Holdings Co. Ltd. 4.75% due 1/17/2023	200,000	195,624
4.75% due 9/28/2023	200,000	195,026

Shimao Property Holdings Ltd. 4.75% due 7/3/2022	320,000	322,276

		1,391,262
Real Estate Investment Trusts – 0.8%

EPR Properties 4.50% due 6/1/2027	608,000	634,271
4.75% due 12/15/2026	37,000	39,149
4.95% due 4/15/2028	197,000	211,900

MPT Operating Partnership LP / MPT Finance Corp. 5.00% due 10/15/2027	549,000	565,470

VEREIT Operating Partnership LP 4.875% due 6/1/2026	1,550,000	1,676,144

		3,126,934
Semiconductors – 0.5%

Broadcom Corp. / Broadcom Cayman Finance Ltd. 3.625% due 1/15/2024	151,000	152,430

Broadcom, Inc. 3.625% due 10/15/2024(2)	1,505,000	1,512,481

		1,664,911
Software – 0.3%

Oracle Corp. 6.125% due 7/8/2039	775,000	1,062,411

		1,062,411
Telecommunications – 0.7%

AT&T, Inc. 6.10% due 7/15/2040	146,000	175,169
6.25% due 3/29/2041	689,000	842,278

Ooredoo International Finance Ltd. 3.75% due 6/22/2026(2)	200,000	205,662

Sprint Capital Corp. 6.875% due 11/15/2028	897,000	921,936

Sprint Corp. 7.875% due 9/15/2023	160,000	173,800

Verizon Communications, Inc. 3.618% (LIBOR 3 Month + 1.10%) due 5/15/2025(3)	297,000	300,816

		2,619,661
Transportation – 0.2%

Burlington Northern Santa Fe LLC 5.75% due 5/1/2040	229,000	301,843

Rumo Luxembourg Sarl 7.375% due 2/9/2024(2)	400,000	431,704

		733,547

12	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount	Value
Water – 0.1%

Aqua America, Inc. 3.566% due 5/1/2029	$400,000	$415,677

		415,677

Total Corporate Bonds & Notes (Cost $104,725,336)		109,516,179
Non–Agency Mortgage–Backed Securities – 5.4%

Atrium Hotel Portfolio Trust 2018-ATRM A 3.344% due 6/15/2035(2)(3)(5)	349,000	348,675

BAMLL Commercial Mortgage Securities Trust 2013-WBRK A 3.652% due 3/10/2037(2)(3)(5)	3,900,000	4,054,236

BB-UBS Trust 2012-SHOW A 3.43% due 11/5/2036(2)	860,000	901,041

BX Trust 2018-GW A 3.194% due 5/15/2035(2)(3)(5)	987,000	985,155

Caesars Palace Las Vegas Trust 2017-VICI A 3.531% due 10/15/2034(2)	92,000	95,386
2017-VICI B 3.835% due 10/15/2034(2)	57,000	59,256

Citigroup Commercial Mortgage Trust 2016-GC36 D 2.85% due 2/10/2049(2)	1,685,000	1,420,735

Commercial Mortgage Trust 2015-PC1 AM 4.29% due 7/10/2050(3)	310,000	333,978
2015-PC1 B 4.588% due 7/10/2050(3)(5)	100,000	106,103
2015-PC1 D 4.588% due 7/10/2050(3)(5)	33,000	30,545

DBWF Mortgage Trust 2018-GLKS A 3.42% due 11/19/2035(2)(3)(5)	630,000	630,341

GS Mortgage Securities Corp. Trust 2012-BWTR A 2.954% due 11/5/2034(2)	1,273,000	1,298,732
2018-FBLU A 3.344% due 11/15/2035(2)(3)(5)	631,000	630,803
2018-RIVR A 3.344% due 7/15/2035(2)(3)(5)	438,000	438,547

JP Morgan Chase Commercial Mortgage Securities Corp. 2018-AON A 4.128% due 7/5/2031(2)	604,000	645,777
2018-LAQ A 3.394% due 6/15/2032(2)(3)(5)	1,015,906	1,016,859
2018-LAQ D 4.494% due 6/15/2032(2)(3)(5)	507,462	510,943
2018-MINN A 3.46% due 11/15/2035(2)(3)(5)	339,000	334,986
2018-WPT 3.38% due 7/5/2033(2)(3)(5)	242,000	241,697

June 30, 2019 (unaudited)	Principal Amount		Value
Non–Agency Mortgage–Backed Securities (continued)
2018-WPT AFX 4.248% due 7/5/2033(2)		$676,000	$724,501
2018-WPT BFL 3.68% due 7/5/2033(2)(3)(5)		724,000	723,093
2018-WPT BFX 4.549% due 7/5/2033(2)		218,000	233,576
2018-WPT CFX 4.95% due 7/5/2033(2)		290,000	310,606

JPMBB Commercial Mortgage Securities Trust 2015-C30 C 4.411% due 7/15/2048(3)(5)		13,000	13,472

Morgan Stanley Capital Barclays Bank Trust
2016-MART C 2.817% due 9/13/2031(2)		100,000	99,888
2016-MART XCP 0.406% due 9/13/2031(2)(3)(5)(6)		5,633,000	56

The Bancorp Commercial Mortgage Trust 2018-CR3 A 3.244% due 1/15/2033(2)(3)(5)		16,240	16,174

Wells Fargo Commercial Mortgage Trust 2015-C28 D 4.249% due 5/15/2048(3)(5)		1,500,000	1,387,658
2016-C35 C 4.176% due 7/15/2048(3)(5)		131,000	134,469

WFLD Mortgage Trust 2014-MONT A 3.88% due 8/10/2031(2)(3)(5)		2,000,000	2,096,573

Total Non–Agency Mortgage–Backed Securities (Cost $19,164,321)			19,823,861
Foreign Government – 3.0%

Angolan Government International Bond 9.50% due 11/12/2025(2)	USD	200,000	229,142

Argentine Republic Government International Bond 5.625% due 1/26/2022	USD	2,292,000	1,932,179
6.875% due 4/22/2021	USD	926,000	812,565

Bahamas Government International Bond 6.00% due 11/21/2028(2)	USD	400,000	431,929

Bermuda Government International Bond 3.717% due 1/25/2027(2)	USD	400,000	407,504

Egypt Government International Bond 6.125% due 1/31/2022(2)	USD	200,000	206,186
7.903% due 2/21/2048(2)	USD	200,000	202,486

Export Credit Bank of Turkey 8.25% due 1/24/2024(2)	USD	250,000	260,997

Japan Bank for International Cooperation 2.125% due 2/10/2025	USD	1,936,000	1,929,695
2.50% due 5/23/2024	USD	1,590,000	1,618,609

The accompanying notes are an integral part of these financial statements.	13

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)	Principal Amount		Value
Foreign Government (continued)

Mexico Government International Bond 3.75% due 1/11/2028	USD	395,000	$402,406
4.00% due 10/2/2023	USD	560,000	584,080

Nigeria Government International Bond 7.143% due 2/23/2030(2)	USD	200,000	202,218

Provincia de Buenos Aires Argentina 6.50% due 2/15/2023(2)	USD	15,000	12,540

Provincia de Mendoza Argentina 8.375% due 5/19/2024(2)	USD	300,000	256,503

Qatar Government International Bond 3.25% due 6/2/2026(2)	USD	555,000	570,655
5.103% due 4/23/2048(2)	USD	210,000	250,163

Romanian Government International Bond 6.125% due 1/22/2044(2)	USD	8,000	10,143

Turkey Government International Bond 5.625% due 3/30/2021	USD	745,000	755,411
5.75% due 3/22/2024	USD	200,000	195,056

Total Foreign Government (Cost $11,329,822)			11,270,467
U.S. Government Securities – 33.3%

U.S. Treasury Bill 0.988% due 7/2/2019(7)		$79,371,000	79,366,723

U.S. Treasury Bond 2.75% due 11/15/2047		9,882,000	10,314,723
3.00% due 2/15/2049		5,182,000	5,691,293

U.S. Treasury Note
1.75% due 6/30/2024		3,366,000	3,364,554
2.50% due 1/31/2021		4,493,000	4,540,036
2.625% due 2/15/2029		1,650,000	1,739,977
2.875% due 10/31/2020		406,000	411,281

U.S. Treasury Note Inflation Protected Security 0.625% due 4/15/2023		17,198,694	17,401,242

Total U.S. Government Securities (Cost $121,423,092)			122,829,829

June 30, 2019 (unaudited)	Principal Amount	Value
Short–Term Investment – 2.9%

Repurchase Agreements – 2.9%

Fixed Income Clearing Corp., 0.50%, dated 6/28/2019, proceeds at maturity value of $10,534,439, due 7/1/2019(8)	$10,534,000	$10,534,000

Total Repurchase Agreements (Cost $10,534,000)		10,534,000

Total Investments(9) – 136.9% (Cost $497,699,252)		505,162,220

Liabilities in excess of other assets(10) – (36.9)%		(136,167,102)

Total Net Assets – 100.0%		$368,995,118

(1)	TBA — To be announced.
(2)

Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, normally to certain qualified buyers. At June 30, 2019, the aggregate market value of these securities amounted to $115,406,205, representing 31.3% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at June 30, 2019.
(4)

Payment–in–kind security, for which interest payments may be made in additional principal ranging from 0% to 100% of the full stated interest rate. As of June 30, 2019, interest payments had been made in cash.

(5)	Variable coupon rate based on weighted average interest rate of underlying mortgages.
(6)	Interest only security.
(7)	Interest rate shown reflects the discount rate at time of purchase.
(8)	The table below presents collateral for repurchase agreements.

Security	Coupon	Maturity Date	Principal Amount	Value
U.S. Treasury Note	2.75%	8/15/2021	$10,425,000	$10,744,902

(9)	Securities are segregated to cover anticipated or existing derivative positions or to be announced securities (TBA).

(10)	Liabilities in excess of other assets include net unrealized appreciation on futures contracts as follows:

Open futures contracts at June 30, 2019:

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Appreciation
U.S. 2-Year Treasury Note	September 2019	364	Long	$77,999,658	$78,325,407	$325,749
U.S. 5-Year Treasury Note	September 2019	336	Long	39,330,542	39,700,500	369,958
U.S. Long Bond	September 2019	240	Long	36,585,425	37,342,500	757,075
Total				$153,915,625	$155,368,407	$1,452,782

Type	Expiration	Contracts	Position	Notional Amount	Notional Value	Unrealized Depreciation
U.S. Ultra 10-Year Treasury Note	September 2019	188	Short	$(25,472,442)	$(25,967,500)	$(495,058)
U.S. Ultra Long Bond	September 2019	61	Short	(10,551,940)	(10,831,313)	(279,373)
Total				$(36,024,382)	$(36,798,813)	$(774,431)

14	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Legend:

CLO — Collateralized Loan Obligation

LIBOR — London Interbank Offered Rate

PIK — Payment–In–Kind

USD — United States Dollar

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments. For more information on valuation inputs, please refer to Note 2a of the accompanying Notes to Financial Statements.

	Valuation Inputs
Investments in Securities (unaudited)	Level 1	Level 2	Level 3	Total
Agency Mortgage–Backed Securities	$—	$138,942,070	$—	$138,942,070
Asset–Backed Securities	—	92,245,814	—	92,245,814
Corporate Bonds & Notes	—	109,516,179	—	109,516,179
Non–Agency Mortgage–Backed Securities	—	19,823,861	—	19,823,861
Foreign Government	—	11,270,467	—	11,270,467
U.S. Government Securities	—	122,829,829	—	122,829,829
Repurchase Agreements	—	10,534,000	—	10,534,000
Total	$—	$505,162,220	$—	$505,162,220
Other Financial Instruments
Futures Contracts
Assets	$1,452,782	$—	$—	$1,452,782
Liabilities	(774,431)	—	—	(774,431)
Total	$678,351	$—	$—	$678,351

The accompanying notes are an integral part of these financial statements.	15

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statement of Assets and Liabilities As of June 30, 2019 (unaudited)
Assets

Investments, at value	$505,162,220

Cash	2,269,255

Receivable for investments sold	17,741,924

Interest receivable	2,111,712

Cash deposits with brokers for futures contracts	643,165

Reimbursement receivable from adviser	16,457

Prepaid expenses	8,228

Total Assets	527,952,961

Liabilities

Payable for investments purchased	158,479,491

Payable for fund shares redeemed	190,473

Investment advisory fees payable	133,147

Distribution fees payable	75,511

Payable for variation margin on futures contracts	20,458

Accrued audit fees	15,706

Accrued custodian and accounting fees	15,607

Accrued trustees’ and officers’ fees	6,131

Accrued expenses and other liabilities	21,319

Total Liabilities	158,957,843

Total Net Assets	$368,995,118

Net Assets Consist of:

Paid-in capital	$346,300,094

Distributable earnings	22,695,024

Total Net Assets	$368,995,118

Investments, at Cost	$497,699,252

Pricing of Shares

Shares of Beneficial Interest Outstanding with No Par Value	34,862,558

Net Asset Value Per Share	$10.58

Statement of Operations For the Six Months Ended June 30, 2019 (unaudited)
Investment Income

Interest	$6,124,680

Total Investment Income	6,124,680

Expenses

Investment advisory fees	781,046

Distribution fees	441,664

Trustees’ and officers’ fees	83,022

Custodian and accounting fees	49,819

Professional fees	44,411

Shareholder reports	27,385

Administrative fees	23,535

Transfer agent fees	10,062

Other expenses	21,430

Total Expenses	1,482,374

Less: Fees waived	(86,717)

Total Expenses, Net	1,395,657

Net Investment Income/(Loss)	4,729,023

Realized Gain/(Loss) and Change in Unrealized Appreciation/(Depreciation) on Investments and Futures Contracts

Net realized gain/(loss) from investments	5,181,186

Net realized gain/(loss) from futures contracts	1,638,902

Net change in unrealized appreciation/(depreciation) on investments	10,500,934

Net change in unrealized appreciation/(depreciation) on futures contracts	288,370

Net Gain on Investments and Futures Contracts	17,609,392

Net Increase in Net Assets Resulting From Operations	$22,338,415

16	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Statements of Changes in Net Assets Six Months Ended Numbers are unaudited

	For the Six Months Ended 6/30/19	For the Year Ended 12/31/18

Operations

Net investment income/(loss)	$4,729,023	$7,136,517

Net realized gain/(loss) from investments and futures contracts	6,820,088	(4,534,096)

Net change in unrealized appreciation/(depreciation) on investments and futures contracts	10,789,304	(2,733,566)

Net Increase/(Decrease) in Net Assets Resulting from Operations	22,338,415	(131,145)

Capital Share Transactions

Proceeds from sales of shares	14,220,170	381,440,464

Cost of shares redeemed	(22,633,031)	(49,335,564)

Net Increase/(Decrease) in Net Assets Resulting from Capital Share Transactions	(8,412,861)	332,104,900

Net Increase in Net Assets	13,925,554	331,973,755

Net Assets

Beginning of period	355,069,564	23,095,809

End of period	$368,995,118	$355,069,564

Other Information:

Shares

Sold	1,382,757	38,416,835

Redeemed	(2,221,663)	(5,007,402)

Net Increase/(Decrease)	(838,906)	33,409,433

The accompanying notes are an integral part of these financial statements.	17

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

The Financial Highlights table is intended to help you understand the Fund’s financial performance for the past six reporting periods (or, if shorter, the period since inception). Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund.

Financial Highlights Six Months Ended Numbers are unaudited
	Per Share Operating Performance
	Net Asset Value, Beginning of Period	Net Investment Income(1)	Net Realized and Unrealized Gain/(Loss)	Total Operations	Net Asset Value, End of Period	Total Return(2)

Six Months Ended 6/30/19	$9.95	$0.14	$0.49	$0.63	$10.58	6.33	%(4)

Year Ended 12/31/18	10.08	0.26	(0.39)	(0.13)	9.95	(1.29)%

Year Ended 12/31/17	9.73	0.17	0.18	0.35	10.08	3.60%

Period Ended 12/31/16(5)	10.00	0.04	(0.31)	(0.27)	9.73	(2.70)	%(4)

18	The accompanying notes are an integral part of these financial statements.

FINANCIAL INFORMATION — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Ratios/Supplemental Data
Net Assets, End of Period (000s)	Net Ratio of Expenses to Average Net Assets(3)		Gross Ratio of Expenses to Average Net Assets		Net Ratio of Net Investment Income to Average Net Assets(3)		Gross Ratio of Net Investment Income/(Loss) to Average Net Assets		Portfolio Turnover Rate

$368,995	0.79%	(4)	0.84%	(4)	2.68%	(4)	2.63%	(4)	128%	(4)

355,070	0.79%		0.87%		2.60%		2.52%		543%

23,096	0.81%		1.77%		1.69%		0.73%		409%

24,888	0.81%	(4)	2.54%	(4)	1.18%	(4)	(0.55)%	(4)	107%	(4)

(1)	Calculated based on the average shares outstanding during the period.

(2)

Total returns do not reflect the effects of charges deducted pursuant to the terms of The Guardian Insurance & Annuity Company, Inc.’s variable contracts. Inclusion of such charges would reduce the total returns for all periods shown.

(3)	Net Ratio of Expenses to Average Net Assets and Net Ratio of Net Investment Income to Average Net Assets include the effect of fee waivers and expense limitations.

(4)

Ratios for periods less than one year have been annualized, except for total return and portfolio turnover rate. For the period ended December 31, 2016, certain non-recurring fees (i.e., audit fees) are not annualized.

(5)	Commenced operations on September 1, 2016.

The accompanying notes are an integral part of these financial statements.	19

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

June 30, 2019 (unaudited)

1. Organization

Guardian Variable Products Trust (the “Trust”), a Delaware statutory trust organized on January 12, 2016, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust currently has sixteen series. Guardian Core Plus Fixed Income VIP Fund (the “Fund”) is a series of the Trust. The Fund is a diversified fund and commenced operations on September 1, 2016. The financial statements for other series of the Trust are presented in separate reports.

The Trust has authorized an unlimited number of shares of beneficial interest with no par value. Shares are bought and sold at closing net asset value (“NAV”). Shares of the Fund are only sold to certain separate accounts of The Guardian Insurance & Annuity Company, Inc. (“GIAC”) that fund certain variable annuity contracts and variable life insurance policies issued by GIAC. GIAC is a wholly-owned subsidiary of The Guardian Life Insurance Company of America (“Guardian Life”).

The Fund seeks income and capital appreciation to produce a high total return.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 Financial Services — Investment Companies. The following policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

a. Investment Valuations The valuations of debt securities for which quoted bid prices are readily available are valued at the bid price by independent pricing services (each, a “Service”). Debt securities for which quoted bid prices are not readily available are valued by a Service at the evaluated bid price provided by the Service or the bid price provided by an independent broker-dealer or at a calculated price based on the spread to an appropriate benchmark provided by such broker-dealer. Securities for which market quotations are not readily available or for which market quotations may be considered unreliable or for which a Service or independent broker-dealer does not provide a valuation are valued at their fair values as determined in accordance with policies and procedures adopted by the Board of Trustees.

Under the policies and procedures approved by the Board of Trustees, Park Avenue Institutional Advisers LLC (“Park Avenue”), the Fund’s investment adviser, has established a Fair Valuation Committee to assist the Board of Trustees with the oversight and monitoring of the valuation of the Fund’s investments. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight, including but not limited to consideration of security specific events, market events, and pricing vendor and broker-dealer due diligence. The Fair Valuation Committee oversees and carries out the policies for the valuation of investments held in the Fund. The Fair Valuation Committee is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and at least on a quarterly basis with the Board of Trustees.

Equity securities traded on an exchange other than NASDAQ Stock Market, LLC (“NASDAQ”) are valued at the last reported sale price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the mean between the closing bid and ask prices. Securities traded on the NASDAQ are generally valued at the NASDAQ official closing price, which may not be the last sale price. If the NASDAQ official closing price is not available for a security, that security is generally valued at the mean between the closing bid and ask prices. Repurchase agreements are carried at cost, which approximates fair value (see Note 5d). Foreign securities are valued in the currencies of the markets in which they trade and then converted to U.S. dollars by the application of foreign exchange rates at the close of the New York Stock Exchange (“NYSE”).

Securities whose values have been materially affected by events occurring before the Fund’s valuation time but after the close of the securities’ principal exchange or market may be fair valued in accordance with policies and procedures adopted by the Board of Trustees. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

20

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Various inputs are used in determining the valuation of the Fund’s investments. These inputs are summarized in three broad levels listed below.

•	Level 1 — unadjusted inputs using quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs, including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risks, etc.) or other market corroborated inputs.

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Inputs may include price information, volatility statistics, specific and broad credit data, liquidity statistics, and other factors. A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input; both individually and in aggregate, that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by the Trust. The Trust considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, and provided by independent sources that are actively involved in the relevant market. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of a financial instrument’s assigned level within the hierarchy.

The FASB requires reporting entities to make disclosures about purchases, sales, issuances and settlements of Level 3 securities on a gross basis. For the six months ended June 30, 2019, there were no transfers into or out of Level 3 of the fair value hierarchy.

In determining a financial instrument’s placement within the hierarchy, the Trust separates the Fund’s investment portfolio into two categories: investments and derivatives (e.g., futures). A summary of inputs used to value the Fund’s assets and liabilities carried at fair value as of June 30, 2019 is included in the Schedule of Investments.

Investments Investments whose values are based on quoted market prices in active markets, and are therefore classified within Level 1, include active listed equities. Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, state, municipal and provincial obligations, and certain foreign equity securities, including securities whose prices may have been affected by events occurring after the close of trading on their principal exchange or market and, as a result, whose values are determined by a pricing service as described above, or securities whose values are otherwise determined using fair valuation methods approved by the Fund’s Board of Trustees.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 investments include, among others, private placement securities. When observable prices are not available for these securities, the Trust uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the Trust in estimating the value of Level 3 investments include, for example, the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations, and other transactions across the capital structure. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Trust in the absence of market information. Assumptions used by the Trust due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Fund’s results of operations. As of June 30, 2019, the Fund had no securities classified as Level 3.

Derivatives Exchange-traded derivatives, such as futures contracts, exchange-traded option contracts and certain swaps, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Certain non-exchange-traded derivatives, such as generic forwards, certain swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2.

b. Securities Transactions Securities transactions are accounted for on the date securities are purchased or sold (trade date). Realized gains or losses on securities transactions are determined on the basis of specific identification.

c. Futures Contracts The Fund may enter into financial futures contracts. In entering into such contracts, the Fund is required to deposit with the counterparty, either

21

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

in cash or securities, an amount equal to a certain percentage of the face value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund. The Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

d. Credit Derivatives The Fund may enter into credit derivatives, including credit default swaps on individual obligations or credit indices. The Fund may use these investments (i) as alternatives to direct long or short investment in a particular security or securities, (ii) to adjust the Fund’s asset allocation or risk exposure, or (iii) for hedging purposes. The use by the Fund of credit default swaps may have the effect of creating a short position in a security. Credit derivatives can create investment leverage and may create additional investment risks that may subject the Fund to greater volatility than investments in more traditional securities, as described in the Statement of Additional Information.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy protection under a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell protection under a credit default swap in an attempt to gain exposure to an underlying issuer’s credit quality characteristics without investing directly in that issuer.

For swaps entered with an individual counterparty, the Fund bears the risk of loss of the uncollateralized amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement. The Fund may also enter into cleared swaps.

In entering into swap contracts, the Fund is required to deposit with the broker (or for the benefit of the broker), either in cash or securities, an amount equal to a percentage of the notional value of the contract. Subsequent payments are received or made by the Fund each day, depending on the daily fluctuations in the values of the contracts, and are recorded for financial statement purposes as variation margin received or paid by the Fund. Daily changes in variation margin are recognized as unrealized gains or losses by the Fund.

The Fund may not achieve the anticipated benefits of the swap contracts and may realize a loss.

The Fund enters into credit default swaps primarily for asset allocation and risk exposure management. There were no credit default swaps held as of June 30, 2019.

e. Options Transactions The Fund can write (sell) put and call options on securities and indexes to earn premiums, for hedging purposes, for risk management purposes or otherwise as part of its investment strategies. In writing options, the Fund is required to deposit with the broker or counterparty, either in cash or securities, an amount equal to a percentage of the face value of the options. When an option is written, the premium received is recorded as an asset with an equal liability that is subsequently marked to market to reflect the market value of the written option. These liabilities, if any, are reflected as written options, at value, in the Fund’s Statement of Assets and Liabilities. Premiums received from writing options which expire unexercised are recorded on the expiration date as a realized gain. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchased transactions, as a realized loss. If a written call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether there has been a realized gain or loss. If a written put option is exercised, the premium reduces the cost basis of the security. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security underlying the written option. Exercise of a written option could result in the Fund purchasing or selling a security at a price different from its current market value. There were no options transactions as of June 30, 2019.

f. Investment Income Dividend income net of foreign taxes withheld, if any, is generally recorded on the ex-dividend date. Interest income, which includes amortization/accretion of premium/discount, is determined using the interest income accrual method, and is accrued and recorded daily.

g. Allocation of Income and Expenses Many of the expenses of the Trust can be directly attributed to a specific series of the Trust. Expenses that cannot be directly attributed to a specific series of the Trust are generally apportioned among all the series in the Trust, based on relative net assets. In calculating net asset value per share for each series of the Trust, investment income, realized and unrealized gains and losses, and

22

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

expenses other than series-specific expenses are allocated daily to each series based upon the proportion of net assets attributable to each series.

3. Transactions with Affiliates

a. Investment Advisory Fee and Expense Limitation Under the terms of the advisory agreement, which, after its two year initial term, is reviewed and approved annually by the Board of Trustees, the Fund pays an investment advisory fee to Park Avenue. Park Avenue is a wholly-owned subsidiary of Guardian Life and receives an investment advisory fee at an annual rate of 0.45% of the first $300 million, and 0.40% in excess of $300 million of the Fund’s average daily net assets. The fee is accrued daily and paid monthly.

Park Avenue has contractually agreed through April 30, 2020 to waive certain fees and/or reimburse certain expenses incurred by the Fund to the extent necessary to limit the Fund’s total annual operating expenses after fee waiver and/or expense reimbursement to 0.79% of the Fund’s average daily net assets (excluding, if applicable, any acquired fund fees and expenses, taxes, interest, transaction costs and brokerage commissions, litigation and extraordinary expenses). Prior to April 9, 2018, the expense limitation was 0.81%. The limitation may not be increased or terminated prior to this time without action by the Board of Trustees, may be terminated only upon approval of the Board of Trustees, and is subject to Park Avenue’s recoupment rights. For the six months ended June 30, 2019, Park Avenue waived fees and/or paid Fund expenses in the amount of $86,717.

Park Avenue may be entitled to recoupment of previously waived fees and reimbursed expenses from the Fund for three years from the date of the waiver or reimbursement, subject to the expense limitation in effect at the time of the waiver or reimbursement and at the time of the recoupment, if any. Amounts waived or reimbursed by Park Avenue pursuant to any expense limitation after April 9, 2018 will not be subject to Park Avenue’s recoupment rights. The amount available for potential future recoupment by Park Avenue from the Fund under the Expense Limitation Agreement and the expiration schedule at June 30, 2019 are as follows:

	Potential Recoupment Amounts Expiring
Total Potential Recoupment Amounts	2021	2020	2019
$515,884	$86,166	$284,497	$145,221

Park Avenue has entered into a Sub-Advisory Agreement with Lord, Abbett & Co. LLC (“Lord Abbett”).

Lord Abbett is responsible for providing day-to-day investment advisory services to the Fund, subject to the supervision of Park Avenue and the oversight of the Board of Trustees. Sub-advisory fees are paid by Park Avenue and do not represent a separate or additional expense to the Fund.

b. Compensation of Trustees and Officers Trustees and officers who are interested persons of the Trust, as defined in the 1940 Act, receive no compensation from the Fund, except for the Chief Compliance Officer of the Trust. Trustees of the Trust who are not interested persons of the Trust, and the Chief Compliance Officer, receive compensation and reimbursement of expenses from the Trust.

c. Distribution Fees Park Avenue Securities LLC (“PAS”), a wholly-owned subsidiary of Guardian Life, is the principal underwriter of Fund shares. The Trust has entered into a distribution and service agreement with PAS, which governs the sale and distribution of shares of the Fund. Under a distribution and service plan adopted by the Trust (“12b-1 plan”), PAS is compensated for services in such capacity, including its expenses in connection with the promotion and distribution of shares of the Fund, at an annual rate of 0.25% of the Fund’s average daily net assets. For the six months ended June 30, 2019, the Fund paid distribution fees in the amount of $441,664 to PAS.

PAS has directed that certain payments under the 12b-1 plan be used to compensate GIAC for shareholder services provided to contract owners.

4. Federal Income Taxes

a. Distributions to Shareholders For federal income tax purposes, the Fund is treated as a disregarded entity (“DRE”). As a DRE, the Fund is not subject to an entity-level income tax; and any income, gains, losses, deductions, taxes, and credits of the Fund would instead be “passed through” directly to the separate accounts of GIAC that invest in the Fund and retain the same character for U.S. federal income tax purposes. In addition, the Fund is not required to distribute taxable income and capital gains for U.S. federal income tax purposes. Therefore, no dividends and capital gains distributions were paid by the Fund.

5. Investments

a. Investment Purchases and Sales The cost of investments and U.S. government agency obligations purchased and the proceeds from U.S. government agency obligations and other investments sold (excluding short-term investments and to be

23

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

announced (TBA) securities) for the six months ended June 30, 2019, were as follows:

	Other Investments	U.S. Government and Agency Obligations
Purchases	$82,087,143	$264,278,988
Sales	66,520,671	283,401,570

b. Foreign Securities Foreign securities investments involve special risks and considerations not typically associated with U.S. investments. These risks include, but are not limited to, currency risk; adverse political, regulatory, social, and economic developments; and less reliable information about issuers. Moreover, securities of some foreign issuers may be less liquid and their prices more volatile than those of comparable U.S. issuers.

c. Industry or Sector Concentration In its normal course of business, the Fund may invest a significant portion of its assets in companies within a limited number of industries or sectors. As a result, the Fund may be subject to a greater risk of loss than that of a fund invested in a wider spectrum of industries or sectors because the stocks of many or all of the companies in the industry, group of industries, sector, or sectors may decline in value due to developments adversely affecting the industry, group of industries, sector, or sectors.

d. Repurchase Agreements The Fund may invest in repurchase agreements to maintain liquidity and earn income over periods of time as short as overnight. The collateral for repurchase agreements is either cash or fully negotiable U.S. government securities (including U.S. government agency securities). Repurchase agreements are fully collateralized (including the interest accrued thereon) and such collateral is marked to market daily while the agreements remain in force. If the value of the collateral falls below the repurchase price plus accrued interest, the Fund will typically require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults, the Fund maintains the right to sell the collateral (although it may be prevented or delayed from doing so in certain circumstances) and may be required to claim any resulting loss against the seller. Park Avenue monitors the creditworthiness of the seller with which the Fund enters into repurchase agreements.

e. Securities Purchased on a When-Issued or Delayed-Delivery Basis The Fund may purchase securities on a when-issued or delayed-delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than at the trade date purchase price. Although the Fund will generally enter into these transactions with the intention of taking delivery of the securities, it may sell the securities before the settlement date. Assets will be segregated when a fund agrees to purchase on a when-issued or delayed-delivery basis. These transactions may create investment leverage.

f. Restricted and Illiquid Securities A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (except pursuant to an applicable exemption). The values of these securities may be highly volatile. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted and illiquid securities are valued according to the policies and procedures adopted by the Trust’s Board of Trustees and are noted, if any, in the Fund’s Schedule of Investments. As of June 30, 2019, the Fund did not hold any restricted or illiquid securities.

g. Below Investment Grade Securities The Fund may invest in below investment grade securities (i.e. lower-quality, “junk” debt), which are subject to various risks. Lower-quality debt is considered to be speculative because it is less certain that the issuer will be able to pay interest or repay the principal than in the case of investment grade debt. These securities can involve a substantially greater risk of default than higher-rated securities, and their values can decline significantly over short periods of time. Lower-quality debt securities tend to be more sensitive to adverse news about their issuers, the market and the economy in general, than higher-quality debt securities. The market for these securities can be less liquid, especially during periods of recession or general market decline.

h. Mortgage- and Asset-Backed Securities The values of some mortgage-related or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The values of mortgage- and asset-backed securities depend in part on the credit quality and adequacy of the underlying assets or collateral and may fluctuate in response to the market’s perception of these factors as well as current and future repayment rates. Some mortgage-backed securities are backed by the full faith and credit of the U.S. government (e.g., mortgage-backed securities issued by the Government National

24

NOTES TO FINANCIAL STATEMENTS — GUARDIAN CORE PLUS FIXED INCOME VIP FUND

Mortgage Association, commonly known as “Ginnie Mae”), while other mortgage-backed securities (e.g., mortgage-backed securities issued by the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation, commonly known as “Fannie Mae” and “Freddie Mac”), are backed only by the credit of the government entity issuing them. In addition, some mortgage-backed securities are issued by private entities and, as such, are not guaranteed by the U.S. government or any agency or instrumentality of the U.S. government.

i. Treasury Inflation Protected Securities Treasury inflation protected securities (“TIPS”) are debt securities issued by the U.S. Treasury whose principal and/or interest payments are adjusted for inflation, unlike debt securities that make fixed principal and interest payments. The interest rate paid by the TIPS is fixed, while the principal value rises or falls based on changes in a published Consumer Price Index (“CPI”). Thus, if inflation occurs, the principal and interest payments on TIPS are adjusted accordingly to protect investors from inflationary loss. During a deflationary period, the principal and interest payments decrease, although the TIPS principal amounts will not drop below their face amounts at maturity. In exchange for the inflation protection, the TIPS generally pay lower interest rates than typical U.S. Treasury securities. Only if inflation occurs will TIPS offer a higher real yield than a conventional Treasury bond of the same maturity.

j. Disclosures About Derivative Instruments and Hedging Activities The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2019 to manage portfolio duration. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Funds since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

As of June 30, 2019, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Interest Rate Contracts

Asset Derivatives
Futures Contracts[1]	$1,452,782

Liability Derivatives
Futures Contracts[1]	$(774,431)

[1]

Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

Transactions in derivative investments for the six months ended June 30, 2019 were as follows:

Interest Rate Contracts

Net Realized Gain (Loss)
Futures Contracts[1]	$1,638,902

Net Change in Unrealized Appreciation/Depreciation
Futures Contracts[2]	$288,370

Average Number of Notional Amounts
Futures Contracts[3]	878

[1]	Statement of Operations location: Net realized gain/(loss) from futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation/(depreciation) on futures contracts.
[3]	Amount represents number of contracts.

6. Temporary Borrowings

The Fund, with other funds managed by Park Avenue, is party to a $10 million committed revolving credit facility from State Street Bank and Trust Company for temporary borrowing purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. Interest is calculated based on the higher of the daily one-month LIBOR rate and the Federal Funds rate plus 1.25% at the time of borrowing. In addition to the interest charged on any borrowings by the Fund, each fund pays a commitment fee of 0.30% per annum on its share of the unused portion of the credit facility. The agreement is in place until December 10, 2019. The Fund did not utilize the credit facility during the six months ended June 30, 2019.

7. Indemnifications

Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

25

SHAREHOLDER MEETING RESULTS (UNAUDITED)

At a meeting held on March 27-28, 2019, the Board of Trustees of Guardian Variable Products Trust approved submitting the following proposal (“Proposal”) to shareholders of the Fund at a special meeting to be held on May 24, 2019 (with any postponements or adjournments, “Special Meeting”):

1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval.

On or about May 1, 2019, shareholders of record of the Fund as of the close of business on March 29, 2019 were sent a proxy statement containing information regarding the Proposal. The proxy statement also included information about the Special Meeting, at which shareholders of the Fund were asked to consider and approve the Proposal. In addition, the proxy statement included information about voting (or providing voting instructions) on the Proposal and options shareholders had to do so.

The Special Meeting was held on June 26, 2019, and the Proposal passed.

The results of the Special Meeting were as follows:

Proposal 1. To permit Park Avenue Institutional Advisers LLC, under certain circumstances, to enter into and/or materially amend investment sub-advisory agreements with affiliated and unaffiliated sub-advisers on behalf of the Fund without obtaining shareholder approval:

Votes For	Votes Against	Abstentions
28,097,299.928	4,455,344.770	1,710,865.443

26

SUPPLEMENTAL INFORMATION (UNAUDITED)

Approval of Investment Advisory and Sub-advisory Agreements

Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires that a fund’s investment advisory and sub-advisory agreements be approved initially by the fund’s board of trustees. Section 15(c) also requires that the continuation of these agreements, after an initial term of up to two years, be annually reviewed and approved by the board. Any such agreement must be approved by a vote of a majority of the trustees who are not parties to the agreement or “interested persons” (as defined in the 1940 Act) of a party to the agreement at an in-person meeting of the board called for the purpose of voting on such approval.

At a meeting of the Board of Trustees (the “Board”) of Guardian Variable Products Trust (the “Trust”) held on March 27-28, 2019 (the “Meeting”), the Board, including the trustees who are not parties to the agreement or “interested persons” as defined in the 1940 Act (the “Independent Trustees”), considered and voted unanimously to renew the existing investment management agreement (the “Management Agreement”) between the Trust, on behalf of Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund, Guardian Integrated Research VIP Fund, Guardian International Growth VIP Fund, Guardian International Value VIP Fund, Guardian Large Cap Disciplined Growth VIP Fund, Guardian Large Cap Disciplined Value VIP Fund, Guardian Large Cap Fundamental Growth VIP Fund, Guardian Mid Cap Traditional Growth VIP Fund, Guardian Mid Cap Relative Value VIP Fund and Guardian Core Plus Fixed Income VIP Fund (the “Funds”), and Park Avenue Institutional Advisers LLC (the “Manager”) for a one-term.

The Board, including the Independent Trustees, also considered and voted unanimously to renew the existing sub-advisory agreements (the “Sub-advisory Agreements,” collectively with the Management Agreement, the “Agreements”) between the Manager and investment advisory firms engaged to serve as sub-advisers to certain of the Funds, namely Putnam Investment Management, LLC, AllianceBernstein L.P., Massachusetts Financial Services Company, J.P. Morgan Investment Management Inc., Lazard Asset Management LLC, Wellington Management Company LLP, Boston Partners Global Investors, Inc., ClearBridge Investments, LLC, Janus Capital Management LLC, Wells Capital Management Incorporated and Lord, Abbett & Co. LLC (the “Sub-advisers”) for a one-year term.

The Board is responsible for overseeing the management of each Fund. In determining whether to renew its approval of the Agreements, the Trustees evaluated information and factors that they considered to be relevant and appropriate through the exercise of their own business judgment. The Trustees considered certain information and factors in light of advice furnished to them by legal counsel to the Trust and, in the case of the Independent Trustees, their independent legal counsel. In advance of the Meeting, the Trustees received materials and information designed to assist their consideration of the Agreements. The Trustees received written responses from the Manager and each Sub-adviser to a series of questions and requests for information encompassing a wide variety of topics provided by independent counsel on behalf of the Independent Trustees. The Independent Trustees discussed the Funds with independent counsel during a telephonic meeting and executive session in advance of the Meeting. The Trustees also received materials and information regarding the legal standards applicable to their consideration of the Agreements and the process and criteria used by the Manager to identify and select the Sub-advisers.

During the course of their deliberations, the Independent Trustees met to discuss and evaluate the Agreements in executive session with their independent legal counsel, outside of the presence of the Trustees who are not Independent Trustees and representatives from Fund management, the Manager or any Sub-adviser.

In reaching its decisions to renew its approval of the Agreements, the Board took into account the materials and information described above as well as other materials and information provided to the Board and discussed with and among the Trustees. Individual Trustees may have given different weight to different factors and information with respect to each Agreement, and the Trustees did not identify any single factor or information that, in isolation, would be controlling in deciding to approve the Agreements. The discussion below is intended to summarize the broad factors that figured prominently in the Board’s decisions to approve the Agreements rather than to be all-inclusive. These broad factors included: (i) the nature, extent and quality of the services provided to the Funds by the Manager and the Sub-advisers; (ii) the investment performance of each Fund; (iii) the fees charged and estimated profitability; (iv) the extent to which economies of scale exist for a Fund, and the extent to which a Fund benefits from economies of scale; and

27

SUPPLEMENTAL INFORMATION (UNAUDITED)

(v) any other benefits derived by the Manager or the Sub-advisers (or their respective affiliates) from their relationships with the Funds.

Nature, Extent and Quality of Services

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Manager. The Trustees also considered, among other things, the terms of the Management Agreement and the range of investment advisory services provided by the Manager. In addition, the Trustees reviewed the range of non-investment advisory services provided by the Manager consistent with the terms of the Management Agreement, notably coordinating the preparation and filing of various regulatory documents, coordinating the preparation and assembly of Board meeting materials and assisting the Board with certain valuation matters.

The Trustees considered that the Funds operate in a “manager-of-managers” structure and reviewed the responsibilities that the Manager has under this structure, including monitoring and evaluating the performance of the Sub-advisers, monitoring the Sub-advisers for adherence to the stated investment objectives, strategies, policies and restrictions of the Funds and supervising the Sub-advisers with respect to the services that the Sub-advisers would provide under the Sub-advisory Agreements. The Trustees also considered the process used by the Manager, consistent with this structure, to identify and recommend sub-advisers, and the Manager’s ability to monitor and oversee sub-advisers and recommend replacement sub-advisers, when necessary, and provide other services under the Management Agreement. The Board noted that investment management staff of the Manager and the Trust’s Chief Compliance Officer conduct in-person oversight visits of the Sub-advisers on a periodic basis, follow through with additional inquiry on any questions or concerns that arise during the visit and then report the results of the visit to the Board. The Trustees reviewed information regarding the experience and background of the Manager’s key personnel and the Manager’s organizational structure and resources, including investment, legal and administrative capabilities of the Manager. In this regard, the Trustees recognized that the Funds may benefit from the Manager’s ability to use similar resources and capabilities of its affiliates in providing services to the Funds.

The Trustees considered information regarding the nature, extent and quality of services provided to the Funds by the Sub-advisers. The Trustees also considered, among other things, the terms of the Sub-advisory Agreements and the range of investment advisory services provided by the Sub-advisers under the oversight of the Manager. In evaluating these investment advisory services, the Trustees considered, among other things, the Sub-advisers’ investment philosophies, styles and/or processes and approach to managing the Funds. The Trustees received and evaluated information regarding the background, education, expertise and/or experience of the investment professionals that serve as portfolio managers for the Funds and the capabilities and resources of the Sub-advisers.

Based upon these considerations, the Trustees concluded, within the context of their full deliberations, that the nature, extent and quality of services provided to the Funds by the Manager and each Sub-adviser were appropriate.

Investment Performance

In connection with each of its regular quarterly meetings, the Board receives information on the performance of each Fund, including net performance, relative performance rankings within each Fund’s Lipper peer group, Morningstar ratings, and performance as compared to benchmark index returns. At each quarterly Board meeting, members of the Manager’s senior investment team reviewed with the Board the economic and market environment, risk management, and style consistency in connection with management of the Funds. The Board considered investment performance for each Fund over the one-year and since inception periods.

The Board also received and reviewed a report prepared by Broadridge Financial Solutions (“Broadridge”), an independent provider of mutual fund industry data. The Board reviewed the investment performance of each Fund on an absolute basis and in comparison to an appropriate benchmark index and each Fund’s respective peer group as independently selected by Broadridge. The Board noted that, except for Guardian Growth & Income VIP Fund, Guardian Large Cap Disciplined Value VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, each of the Fund’s performance for the one-year and since inception periods was below the median of its respective peer group median and benchmark index. With respect to Guardian Large Cap Disciplined Value VIP Fund, the Board noted that the performance for the one-year period was lower than the peer group median and benchmark index and performance since inception was higher than the peer group median and benchmark

28

SUPPLEMENTAL INFORMATION (UNAUDITED)

index. With respect to Guardian Growth & Income VIP Fund and Guardian Mid Cap Traditional Growth VIP Fund, the Board noted that the performance for both the one-year and since inception periods was higher than each Fund’s peer group median and benchmark index.

The Manager discussed with the Board factors contributing to the Funds’ performance results. In addition, for certain Funds, the Manager discussed with the Board longer term performance records of the Sub-advisers for strategies used in managing the Funds. The Board concluded that the investment performance generated by each Sub-adviser was generally satisfactory, or, that any steps being taken by the Manager and Sub-advisers to address any performance issues were satisfactory. The Board also noted the short operational history of each Fund.

Costs and Profitability

The Trustees considered the management fees paid by the Funds to the Manager under the Management Agreement and evaluated the reasonableness of these fees. The Trustees received and reviewed comparative information with respect to the management fees and the management fees paid by other funds offered as investment options underlying variable contracts within the applicable peer group based on data obtained from Broadridge. The Board noted that the contractual and actual (effective) management fees reported for each of the Funds were below or equal to its peer group in all cases except for the Guardian Mid Cap Traditional Growth VIP Fund. The Board noted that the actual (effective) management fee for this Fund exceeded the peer group median by a modest amount.

The Trustees considered the sub-advisory fees paid under the Sub-advisory Agreements and evaluated the reasonableness of those fees. The Trustees also considered that the fees paid to the Sub-advisers would be paid by the Manager and not the Funds and that the Manager had negotiated the fees with the Sub-advisers at arm’s-length.

The Trustees received comparative information relating to each Fund’s operating expense ratios and the operating expense ratios of a peer group of funds. In this regard, the Board noted that each Fund’s operating expense ratio was equal to or lower than the operating expense ratio of its respective peer group median, except for Guardian Diversified Research VIP Fund, Guardian Growth & Income VIP Fund and Guardian Integrated Research VIP Fund. The Board noted that the operating expense ratio for these Funds exceeded the peer group median by a modest amount. The Trustees considered the Manager’s commitment to limit each Fund’s operating expenses through an expense limitation agreement with the Trust. Although the Board recognized that the comparisons between the management fees and operating expenses of the Funds and those of identified peer funds are imprecise, given different terms of agreements and variations in fund strategies, the Trustees found that the comparative information supported their consideration and approval of the management fees and evaluation of the operating expenses.

The Board considered the Manager’s estimates of its profitability, which included allocations by the Manager of its costs in providing management services to the Funds. The Board considered the estimated profitability of the Manager both overall and on a Fund-by-Fund basis. The Board did not consider any profitability information from the Sub-advisers because the Manager would be responsible for payment of the sub-advisory fees and had negotiated the fees with the Sub-advisers at arm’s-length.

Based on the consideration of the information and factors summarized above, as well as other relevant information and factors, the Board concluded that the proposed management and sub-advisory fees were reasonable in light of the nature, extent and quality of services rendered to the Funds by the Manager and the Sub-advisers. The Board also concluded that the profitability of the Funds to the Manager was acceptable and the Board determined it was appropriate to revisit estimated Manager profitability in connection with future reviews of the Agreements.

Economies of Scale

The Board considered whether the Funds’ fee structure is designed to share economies of scale with shareholders as the Funds’ assets grow. In this regard, the Board noted that for ten of eleven Funds, the management and sub-advisory fee included breakpoints that are tiered based on growth in asset levels of each such Fund. The Board also noted that the Funds’ expenses were subject to an expense limitation provided by the Manager. The Board noted that expected economies of scale, where they exist, may be shared through the use of fee breakpoints, expense limitations by the Manager, and/or a lower overall fee.

Ancillary Benefits

The Board considered the potential benefits, other than management fees, that the Manager and/or its affiliates may receive because of the Manager’s relationship with

29

SUPPLEMENTAL INFORMATION (UNAUDITED)

the Funds. The Trustees acknowledged that the Funds were designed to serve as investment options under variable contracts issued by affiliates of the Manager that would receive fees under those contracts and that Park Avenue Securities LLC, an affiliate of the Manager and principal underwriter of the Funds, and participating insurance companies, including insurance companies affiliated with the Manager, would be entitled to receive fees from the Funds under a plan of distribution adopted pursuant to Rule 12b-1 under the 1940 Act. The Trustees considered the benefits to the Manager from increased assets under management. The Trustees considered that the Manager and its affiliates may benefit from (i) greater efficiencies in annuity administration and operations and potential cost savings due to a reduction in the number of unaffiliated funds available as annuity contract investment options, and (ii) increased dividends-received deductions due to the Funds’ status under the tax laws as disregarded entities. In addition, the Trustees considered the potential benefits, other than sub-advisory fees, that the Sub-advisers and their affiliates may receive because of their relationships with the Funds, including the potential increased ability to use soft dollars consistent with Trust policies and other benefits from increases in assets under management. The Trustees concluded that benefits that may accrue to the Manager and its affiliates are reasonable and the benefits that may accrue to the Sub-advisers and their affiliates are consistent with those expected for a sub-adviser to a mutual fund such as the applicable Fund.

Conclusion

Based on a comprehensive consideration and evaluation of all of the information and factors summarized above, among others, the Board as a whole, including the Independent Trustees, approved the Agreements.

30

SUPPLEMENTAL INFORMATION (UNAUDITED)

The Statement of Additional Information (“SAI”) includes additional information about the Trust’s Trustees and Officers and is available, without charge, upon request by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/Prospectuses.

Portfolio Holdings and Proxy Voting Procedures

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the Securities and Exchange Commission’s website at https://www.sec.gov. The Fund’s Form N-PORT information is also available, without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is included in the SAI. The SAI and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 may be obtained (i) without charge, upon request, by calling toll-free 1-888-GUARDIAN (1-888-482-7342) or by visiting our website at http://guardianvpt.onlineprospectus.net/GuardianVPT/
Prospectuses; and (ii) on the Securities and Exchange Commission’s website at https://www.sec.gov.

31

This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund’s current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

The Guardian Life Insurance Company of America    New York, NY 10001-2159

PUB8167

Item 2.	Code of Ethics.

Not applicable to this semi-annual report.

Item 3.	Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4.	Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5.	Audit Committee of Listed registrants.

Not applicable to the registrant.

Item 6.	Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	None.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (as required by Item 22(b)(15) of Schedule 14A) or this Item.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of this Form N-CSR, to provide reasonable assurance that the information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13.	Exhibits.

(a)(1)	Code of ethics – not applicable to this semi-annual report.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(a)(4)	There was no change in the registrant’s independent public accountant during the reporting period.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Guardian Variable Products Trust

By (Signature and Title)	/s/ Gordon Dinsmore
Gordon Dinsmore, President
(Principal Executive Officer)

Date: September 5, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gordon Dinsmore
Gordon Dinsmore, President
(Principal Executive Officer)

Date: September 5, 2019

By (Signature and Title)	/s/ John H Walter
John H Walter, Treasurer
(Principal Financial and Accounting Officer)

Date: September 5, 2019